As filed with the Securities and Exchange Commission on May 31, 2001
                                                      Registration No. 333-43587


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
                         Pre-Effective Amendment No.                         [ ]
                       Post-Effective Amendment No. 6                        [X]
                                                   ----

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]


                               Amendment No. 7                               [X]


                        PAX WORLD MONEY MARKET FUND, INC.
               (Exact Name of Registrant as Specified in Charter)


                     c/o Reich & Tang Asset Management, LLC

                                600 Fifth Avenue
                            New York, New York 10020
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 830-5220
                                                            --------------


                               RICHARD DE SANCTIS
                       Reich & Tang Asset Management, LLC

                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and Address of Agent for Service)

                        Copy to: MICHAEL R. ROSELLA, Esq.

                                 Paul, Hastings, Janofsky & Walker, LLP
                                 399 Park Avenue

                                 New York, New York 10022


Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.


It is proposed that this filing will become effective:  (check appropriate box)


      [X]  immediately upon filing pursuant to paragraph (b)
      [ ]  on (date) pursuant to paragraph (b)
      [ ]  60 days after filing pursuant to paragraph (a)(1)
      [ ]  on (date)pursuant to paragraph (a) (1)
      [ ]  75 days after filing pursuant to paragraph (a)(2)
      [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

      [ ] this post-effective amendment designates a new effective date for previously filed post-effective amendment.

                                                     PAX WORLD MONEY MARKET FUND
                                                        PROSPECTUS & APPLICATION


                                   _________
                                     P A X
                                     WORLD
                                     MONEY
                                     MARKET
                                    F U N D
                                   _________

                                Prospectus Dated
                                  May 31, 2001


                        PAX WORLD MONEY MARKET FUND, INC.
                           INDIVIDUAL INVESTOR CLASS



                    A Socially Responsible Money Market Fund
                      600 Fifth Avenue, New York, NY 10020
                             Telephone: 212-830-5220
               For shareholder account information: 800-767-1729
                        Website: http:\\www.paxfund.com





     A money market fund whose investment objective is to maximize current income to the extent consistent with preservation of capital, maintenance of liquidity and stability of principal. The Fund will seek to achieve this objective by investing in short-term obligations of issuers that produce goods and services that improve the quality of life and that are not to any degree engaged in manufacturing defense or weapons-related products.


     This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Investors are advised to read this prospectus and retain it for future reference.


________________________________________________________________________________

           The Securities and Exchange Commission has Not Approved or
           Disapproved These Securities or Passed Upon the Accuracy or
             Adequacy of This Prospectus. Any Representation to the
                         Contrary is a Criminal Offense.
________________________________________________________________________________

                                TABLE OF CONTENTS


                                                                         Page

    Risk/Return Summary: Investments, Risks

    and Performance..................................................     3

    Fee Table........................................................     6

    Investment Objectives, Principal Investment
    Strategies and Related Risks.....................................     7

    Management, Organization and Capital Structure...................     9

    Shareholder Information..........................................    10

    Distribution Arrangements........................................    18

    Financial Highlights.............................................    20








I. RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE

Investment Objective
--------------------------------------------------------------------------------

       The Fund seeks to maximize current income to the extent consistent with preservation of capital, maintenance of liquidity and stability of principal. There can be no assurance that the Fund will achieve its investment objective.


Principal Investment Strategies
--------------------------------------------------------------------------------


       The Fund is committed to making a contribution to world peace through investment in companies that produce goods and services that improve the quality of life. Therefore, the Fund seeks to invest in industries such as healthcare, education, housing, food, retail, pollution control and leisure time and exclude investments in the military, liquor, tobacco and gambling industries.



       The Fund intends to achieve its investment objective by investing principally in short-term, high quality debt instruments including:

(i)      high quality commercial paper;

(ii)     repurchase agreements; and

(iii)    bank certificates of deposit.


       The Fund is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of $1.00 per share.


Principal Risks
--------------------------------------------------------------------------------

o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


o The value of the Fund's shares and the securities held by the Fund can each decline in value.


o The amount of income the Fund generates will vary with changes in prevailing interest rates.


o An investment in the Fund is not a bank deposit and is not insured by the Federal Deposit Insurance Corporation or any other governmental agency.


o If a vendor defaults on its repurchase obligation pursuant to a repurchase agreement, the Fund might lose money to the extent proceeds from the sale of collateral are less than the repurchase price. If the vendor files for bankruptcy, the Fund may be delayed or incur costs in selling the collateral.


o The Fund's policy to invest in issuers that produce goods and services that improve the quality of life and to sell any investments which are found to violate this policy may result in (i) the Fund foregoing certain higher yielding investments or (ii) the Fund having to sell an investment at a time when it is disadvantageous to do so.

Risk/Return Bar Chart and Table
--------------------------------------------------------------------------------


       The following bar chart and table may assist you in deciding whether to invest in the Fund. The bar chart shows the change in annual total returns of the Fund's Individual Investor Class of shares for the last two calendar years. The table shows the average annual total returns of the Fund's Individual Investor Class of shares for the one year and since inception periods ended December 31, 2000. While analyzing this information, please note that the Fund's past performance is not an indicator of how the Fund will perform in the future.



       The Fund's current 7-day yield may be obtained by calling the Fund at 212-830-5220 or toll-free outside of New York at 800-241-3263.

Pax World Money Market Fund, Inc. - Individual Investor Class (1), (2), (3)

[GRAPHIC OMITTED]


Calendar Year End            % Total Return
=================            ==============

1999                          4.67%
2000                          5.92%




(1) As of March 31, 2001, the Individual Investor Class Shares of the Fund had a year-to-date return of 1.31%.

(2) For the Fund's Individual Investor Class, the highest quarterly return was 1.54% for the quarter ended September 30, 2000; the lowest quarterly return was 1.07% for the quarter ended March 31, 1999.


(3) Participating Organizations may charge a fee to investors for purchasing and redeeming shares. Therefore, the net return to such investors may be less than the net return by investing in the Fund directly.





      Average Annual Total Returns -
      Pax World Money Market Fund, Inc.


                                                    Individual Investor Class
                                                    -------------------------


      For the periods ended December 31, 2000


              One Year                                        5.92%
              Since Inception*                                5.20%


----------
* The inception date (Commencement of Sales) for the Individual Investor Class of shares was May 27, 1998.

                                    FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the Individual Investor Class of the Fund.



   Shareholder Fees
   ----------------
   (fees paid directly from your investment)


   Sales Charge (Load) Imposed on Purchases...................          None


   Wire Redemption Fee........................................        $10.00


   Annual Fund Operating Expenses
   ------------------------------
   (expenses that are deducted from Fund assets)



   Advisory Fees..............................................          .15%
   Distribution and Service (12b-1) Fees......................          .25%
   Other Expenses.............................................          .66%
          Administration Fees.................................  .10%
                                                                         ---
   Total Annual Fund Operating Expenses.......................         1.06%
                                                                       =====



   ------------------------



       The Adviser voluntarily waived a 0.09% of the Advisory Fee payable by the Fund to the Adviser with respect to fiscal year 2001. In addition, the Adviser has voluntarily reimbursed 0.37% of Other Expenses with respect to the Individual Investor Class of shares. The Total Annual Fund Operating Expenses for the Individual Investor Class of shares was 0.60% after waiver and reimbursement of 0.09% in Advisory Fees and 0.37% of Other Expenses, respectively. The fee waiver and reimbursement arrangement may be terminated at any time at the option of the Adviser.



   Example
   -------

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


   Assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                    1 year    3 years    5 years     10 years
                                    ------    -------    -------     --------



   Individual Investor Class        $108       $337       $584        $1,293

II. INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
    STRATEGIES AND RELATED RISKS

Investment Objective
--------------------------------------------------------------------------------


       The Fund is a money market fund whose investment objective is to seek maximum current income to the extent consistent with the preservation of capital, maintenance of liquidity and stability of principal. There is no assurance that the Fund will achieve its investment objectives.


       The Fund's investment objective may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities that would be affected by such a change.



Principal Investment Strategies and Related Risks
--------------------------------------------------------------------------------

Social Criteria of Fund


       The Fund endeavors, consistent with its investment objective, to make a contribution to world peace through investment in companies that produce goods and services that improve the quality of life. For example, the Fund seeks to invest in such industries as health care, education, housing, food, retail, pollution control and leisure time, among others.


         The policy of the Fund is to exclude from its portfolio securities of:

     (i)  companies engaged in military activities,

     (ii) companies appearing on the United States Department of Defense list of 100 largest contractors (a copy of which may be obtained from the Office of the Secretary, Department of Defense, Washington, D.C. 20310) if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense,

     (iii)other companies contracting with the United States Department of Defense if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, and

     (iv) companies which derive revenue from the manufacture of liquor, tobacco and/or gambling products.



       In order to properly supervise a securities portfolio containing the limitations described above, care must be exercised to continuously monitor developments of the issuers whose securities are included in the Fund's portfolio. Developments and trends in the economy and financial markets are also considered, and the screening of many securities is required to implement the investment philosophy of the Fund. The Fund's investment adviser, Pax World Management Corp., is responsible for such supervision and screening of the securities included in the Fund.

       If it is determined after the initial purchase by the Fund that the company's activities fall within the exclusion described above (either by acquisition, merger or otherwise), the securities of such company will be eliminated from the portfolio as soon thereafter as possible taking into consideration (i) any gain or loss which may be realized from such elimination,
(ii) the tax implications of such elimination, (iii) market timing, and the like. In no event, however, will such security be retained longer than six (6) months from the time the Fund learns of the investment disqualification. This requirement may cause the Fund to dispose of the security at a time when it may be disadvantageous to do so.


Generally



       In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations. The Fund will only invest in securities which are denominated in United States dollars. Other requirements pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in the Fund's portfolio, on a dollar-weighted basis, will be 90 days or less.



       The Fund will only invest in securities which have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or are unrated securities but that have been determined by the Fund's Board of Directors to be of comparable quality.


       Subsequent to its purchase by the Fund, the quality of an investment may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If this occurs, the Board of Directors of the Fund shall reassess the security's credit risks and shall take such action as the Board of Directors determines is in the best interest of the Fund and its shareholders. Reassessment is not required, however, if the security is disposed of or matures within five business days after the investment adviser and sub-adviser become aware of the new rating and provided further that the Board of Directors is subsequently notified of the investment adviser's and sub-adviser's actions.


       The Fund's investment adviser and sub-adviser consider the following factors when buying and selling securities for the Fund: (i) availability of cash, (ii) redemption requests, (iii) yield management, (iv) credit management and (v) social criteria.


Investments


     The Fund intends to invest primarily in the following securities and transactions:


       Commercial Paper and Certain Debt Obligations: The Fund may purchase commercial paper or similar debt obligations. Commercial paper is generally considered to be short term unsecured debt of corporations.



       Repurchase Agreements: The Fund may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Fund's portfolio. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.



       Bank Obligations: The Fund may purchase certificates of deposit, time deposits and bankers' acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks. Certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate. Time deposits purchased by the Fund will not benefit from insurance from the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. The Fund limits its investments in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks to banks having total assets in excess of $1 billion or the equivalent in other currencies. The Fund limits its investments in obligations of domestic and foreign branches of foreign banks to dollar denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets.

Risks


       The Fund complies with industry-standard requirements on the quality, maturity and diversification of its investments which are designed to help maintain a $1.00 share price. A significant change in interest rates or a default on the Fund's investments could cause its share price (and the value of your investment) to change.


       If the seller of a repurchase agreement fails to repurchase the obligation in accordance with the terms of the agreement, the Fund may incur a loss to the extent that the proceeds it realizes on the sale of the underlying obligation are less than the repurchase price. Repurchase agreements may be considered loans to the seller of the underlying security. Income with respect to repurchase agreements is not tax-exempt. If bankruptcy proceedings are commenced with respect to the seller, the Fund's realization upon the collateral may be delayed or limited.

III. MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


     The Fund's investment adviser is Pax World Management Corp. (the "Adviser"), whose principal office is located at 222 State Street, Portsmouth, New Hampshire 03801. The Adviser was incorporated in 1970 under the laws of the State of Delaware. As of April 30, 2001, the Adviser had approximately $1.36 billion in assets under management by virtue of serving as the Adviser to the Fund, the Pax World Balanced Fund, Inc., the Pax World Growth Fund, Inc. and the Pax World High Yield Fund, Inc. The Adviser has one clients other than the Fund, the Pax World Balanced Fund, Inc., the Pax World Growth Fund, Inc. and the Pax World High Yield Fund, Inc., although it may undertake to advise other clients in the future.



       Pursuant to the Advisory Agreement entered into between the Fund and the Adviser, the Adviser, subject to the supervision of the Board of Directors of the Fund, is responsible for determining whether contemplated investments satisfy the social responsibility criteria applied to the Fund and for overseeing the performance of the Sub-Adviser, Reich & Tang Asset Management, LLC. Under the Advisory Agreement, the Fund will pay the Adviser an annual advisory fee of .15% of the Fund's average daily net assets. For the fiscal year ended January 31, 2001, the Fund paid the Adviser an advisory fee equal to .06% per annum of the Fund's average daily net assets.


       Reich & Tang Asset Management, LLC serves as the Sub-Adviser of the Fund under a Sub-Advisory Agreement. The Sub-Adviser is a Delaware limited liability company and a registered investment adviser under the 1940 Act, with its principal office at 600 Fifth Avenue, New York, New York 10020. The Sub-Adviser, as of April 30, 2001, was investment manager, adviser or sub-adviser with respect to assets aggregating approximately $15.6 billion. The Sub-Adviser acts as manager or administrator of fourteen other registered investment companies and also advises pension trusts, profit-sharing trusts and endowments.

       Pursuant to the terms of a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser manages the Fund's portfolio of securities and makes the decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of the Fund and the determination of the Adviser that the contemplated investments satisfy the social responsibility criteria applied to the Fund. Under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser an annual advisory fee of .075% of the Fund's average daily net assets from its advisory fee.


       The advisory fees are accrued daily and paid monthly. The Adviser and Sub-Adviser, at their discretion, may voluntarily waive all or a portion of their respective advisory fees.


       Pursuant to an Administrative Services Contract, the Sub-Adviser performs clerical, accounting supervision and office service functions for the Fund. The Sub-Adviser provides the Fund with personnel to perform all other clerical and accounting type functions not performed by the Sub-Adviser. The Fund reimburses the Sub-Adviser for all of the Fund's operating costs and all the expenses incurred to conduct the Fund's affairs. The amount of such reimbursement must be agreed upon between the Fund and the Sub-Adviser.


       The Sub-Adviser, at its discretion, may voluntarily waive all or a portion of the administrative services fee and the operating expense reimbursement. For its services under the Administrative Services Agreement, the Sub-Adviser receives an annual fee of .10% of the Fund's average daily net assets. For the fiscal year ended January 31, 2001, the Fund paid the Sub-Adviser a fee for administrative services equal to .10% per annum of the Fund's average daily net assets.


       Any portion of the total fees received by the Adviser and Sub-Adviser and their past profits may be used to provide shareholder services and for distribution of Fund shares. (See "Distribution Arrangements" herein.) The fees are accrued daily and paid monthly.



       In addition, Reich & Tang Distributors, Inc., the Fund's Distributor, receives a servicing fee equal to .25% per annum of the average daily net assets of the Individual Investor Class shares of the Fund under the Shareholder Servicing Agreement. The fees are accrued daily and paid monthly. Investment management fees and operating expenses, which are attributable to the three Classes of shares of the Fund, will be allocated daily to each Class of shares based on the percentage of shares outstanding for each Class at the end of the day.

IV. SHAREHOLDER GUIDE

       The Fund sells and redeems its shares on a continuing basis at their net asset value and does not impose a sales charge for either sales or redemptions. All transactions in the Fund's Individual Investor Class shares are effected through the Fund's Individual Investor Class transfer agent which accepts orders for purchases and redemptions from the Distributor and from shareholders directly. With respect to the Individual Investor Class of shares, the minimum initial investment is $250. (See "Direct Purchase and Redemption Procedures" herein.) The minimum amount for subsequent investments is $50 for all shareholders.

       The Fund has reserved the right to charge individual shareholder accounts for expenses actually incurred by such account for postage, wire transfers and certain other shareholder expenses, as well as to impose a monthly service charge for accounts whose balance falls below the minimum amount.


How Your Share Price (NAV) is Determined
--------------------------------------------------------------------------------


     The net asset value or NAV of each Class of the Fund's shares is determined as of 12:00 noon, Eastern Time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except days on which the New York Stock Exchange is closed for trading (i.e., national holidays). The net asset value of a Class is computed by dividing the value of the Fund's net assets for such Class (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding for such Class. The Fund intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.


       The Fund's portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold.


How to Purchase Fund Shares
--------------------------------------------------------------------------------


       Shares are issued as of the first determination of the Fund's net asset value per share for each Class made after receipt of the investor's purchase order. In order to maximize earnings on its portfolio, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as "Federal Funds"). The Fund does not accept a purchase order until an investor's payment has been converted into Federal Funds and is received by the Fund's transfer agent. Orders accompanied by Federal Funds and received after 12:00 noon, Eastern Standard Time, on a Fund Business Day will result in the issuance of shares on the following Fund Business Day. Fund shares begin accruing income on the day the shares are issued to an investor. The Fund reserves the right to reject any purchase order for its shares. Certificates for Fund shares will not be issued to an investor.


Investments Through Participating Organizations
--------------------------------------------------------------------------------


       Investors may, if they wish, invest in the Fund through the Participating Organizations with which they have accounts. "Participating Organizations" are securities brokers, banks and financial institutions or other industry professionals or organizations which have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund. Participating Organizations are compensated by the Distributor from its Shareholder Servicing Fee and by the Adviser or Sub-Adviser from their advisory or sub-advisory fees for the performance of these services.

       When instructed by its customer to purchase or redeem Fund shares, the Participating Organization, on behalf of the customer, transmits to the Fund's transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased. Participating Organizations may confirm to their customers who are shareholders in the Fund ("Participant Investors") each purchase and redemption of Fund shares for the customers' accounts. Also, Participating Organizations may send their customers periodic account statements showing the total number of Fund shares owned by each customer as of the statement closing date, purchases and redemptions of Fund shares by each customer during the period covered by the statement and the income earned by Fund shares of each customer during the statement period (including dividends paid in cash or reinvested in additional Fund shares). Participant Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Fund directly.


       Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures offered to Participant Investors by the Participating Organizations. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through Participating Organizations may be less than by investing in the Fund directly. A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.


       In the case of qualified Participating Organizations, orders received by the Fund's transfer agent before 12:00 noon, Eastern Time, on a Fund
Business Day, without accompanying Federal Funds will result in the issuance of shares on that day provided that the Federal Funds required in connection with the orders are received by the Fund's transfer agent before 4:00 p.m., Eastern Standard Time, on that day. Orders for which Federal Funds are received after 4:00 p.m., Eastern Time, will not result in share issuance until the following Fund Business Day. Participating Organizations are responsible for instituting procedures to insure that purchase orders by their respective clients are processed expeditiously.


Direct Purchases of Shares
--------------------------------------------------------------------------------


       The following purchase and redemption procedures apply to investors who wish to invest in Individual Investor Class shares of the Fund directly.


       All shareholders will receive from the Fund a monthly statement listing the total number of shares of the Fund owned as of the statement closing date, purchases and redemptions of shares of the Fund during the month covered by the statement and the dividends paid on shares of the Fund (including dividends paid in cash or reinvested in additional shares of the Fund).

Initial Purchase of Shares


Investing by Mail [image omitted]
-----------------


       Prospective shareholders may purchase Individual Investor Class shares of the Fund by sending a check made payable to the Fund along with a completed application form to the transfer agent for the Individual Investor Class:

   by regular mail at:                       by overnight delivery at:

   Pax World Fund Family                     Pax World Funds
   P.O. Box 8930                             c/o PFPC, Inc.
   Wilmington, DE 19899-8930                 400 Bellevue Parkway
                                             Wilmington, DE 19809
                                             800-372-7827

     Please note that Pax World cannot accept third party checks. Checks are accepted subject to collection at full value in United States currency. Payment by a check drawn on any member bank of the Federal Reserve System can normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds and to be invested in Fund shares. An investor's subscription will not be accepted until the Fund receives Federal Funds.
Prospective shareholders who wish to register their account in the name of a beneficiary for the purposes of transferring their account upon their death may do so subject to the following understanding: the laws of the state listed as the shareholder's address at the time of registration shall govern such transfer if such state has adopted the Uniform Transfer on Death Securities Registration Act; otherwise the Uniform Transfer on Death Securities Registration Act, as adopted by the State of Delaware shall apply. To request a Transfer on Death form, please call Pax World at 800-767-1729.


Subsequent Purchases of Shares
------------------------------

     Subsequent purchases can be made either by bank wire, telephone, or by mailing a check made payable to "Pax World Money Market Fund, Inc.":

   by regular mail at:                       by overnight delivery at:

   Pax World Fund Family                     Pax World Funds
   P.O. Box 8930                             c/o PFPC, Inc.
   Wilmington, DE 19899-8930                 400 Bellevue Parkway
                                             Wilmington, DE 19809
                                             800-372-7827

     There is a $50 minimum for each subsequent purchase. All payments should clearly indicate the shareholder's account number.

     Provided that the information on the application form on file with the Fund is still applicable, a shareholder may re-open an account without filing a new application form at any time during the calendar year the shareholder's account is closed or during the following calendar year.


Investing by Bank Wire
----------------------


       Shareholders may purchase Individual Investor Class shares of the Fund (other than initial purchases) by wire transfer. To do so, investors must telephone the transfer agent for the Individual Investor Class at 800-372-7827 (toll free) and then instruct a member commercial bank to wire money immediately to:


   PNC Bank, Philadelphia, PA
   ABA #031-0000-53
   For Pax World Money Market Fund, Inc.
   Account # 85-5100-7715
   Account #
             -------------------------------------
   Account of (Investor's Name)
                                ------------------



       An investor planning to wire funds should instruct their bank so the wire transfer can be accomplished before 12:00 noon, Eastern Time, on the same day. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 12:00 noon, Eastern Standard Time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.

Automatic Investment Plan


       You may elect to establish telephone purchase privileges or an Automatic Investment Plan where shares can be bought monthly or quarterly. Automatic investments are made on the 20th day of the month by electronically debiting your checking or savings account and transferring the funds into your Pax World Money Market account. The minimum investment for both programs is $50. Each of these options appears on the application form. Once the account is opened, you can call the Fund at 800-767-1729 for a form to add these options to an existing account.


       You may purchase shares of the Fund (minimum of $50) by having salary, dividend payments, interest payments or any other payments designated by you, or by having federal salary, social security, or certain veteran's military or other payments from the federal government, automatically deposited into your Fund account. To enroll in any one of these programs, you must file with the Fund a completed EFT Application, Pre-authorized Credit Application, or a Direct Deposit Sign-Up Form for each type of payment that you desire. The appropriate form may be obtained from your broker or the Fund. You may elect at any time to terminate your participation by notifying in writing the appropriate depositing entity and/or federal agency. Death or legal incapacity will automatically terminate your participation. Further, the Fund may terminate your participation upon 30 days' notice to you.


Redemption of Shares



       A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share following receipt by the Fund's transfer agent of the redemption order. Normally payment for redeemed shares is made on the Fund Business Day the redemption is effected, provided the redemption request is received prior to 12:00 noon, Eastern Time and on the next Fund Business Day if the redemption request is received after 12:00 noon, Eastern Time. However, redemption requests will not be effected unless the check (including a certified or cashier's check) used for investment has been cleared for payment by the investor's bank, currently considered by the Fund to occur within 15 days after investment. Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective.



       A shareholder's original subscription order form permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original subscription order form by transmitting a written direction to the Fund's transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guaranteed letter. When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature and guaranteed by an eligible guarantor institution which includes any domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Agents Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees which are not a part of these programs will not be accepted. The Transfer Agent reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution.


       There is no redemption charge (except for a $10 wire redemption fee), no minimum period of investment and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check or bank wire. Unless other instructions are given in proper form to the Fund's transfer agent, a check for the proceeds of a redemption will be sent to the shareholder's address of record. If a shareholder elects to redeem all the shares of the Fund he or she owns, all dividends credited to the shareholder up to the date of redemption are paid to the shareholder in addition to the proceeds of the redemption.

       The date of payment upon redemption may not be postponed for more than 7 days after shares are tendered for redemption, and the right of redemption may not be suspended, except (i) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) (ii) any period during which the Securities and Exchange Commission determines that trading thereon is restricted, (iii) any period during which an emergency (as determined by the Securities and Exchange Commission) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (iv) for such other period as the Securities and Exchange Commission may by order permit for the protection of the shareholders of the Fund.


       The Fund has reserved the right to redeem the shares of any shareholder if the net asset value of all the remaining shares in the shareholder's or his Participating Organization`s account after a withdrawal is less than $250. Written notice of any such mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or the Fund may impose a monthly service charge of $10 on such accounts. For Participant Investor accounts, notice of a proposed mandatory redemption will be given only to the appropriate Participating Organization. The Participating Organization will be responsible for notifying the Participant Investor of the proposed mandatory redemption. During the notice period any shareholder who receives such a notice may (without regard to the normal $50 requirement for an additional investment) make a purchase of additional shares to increase his total net asset value at least to the minimum amount and thereby avoid such mandatory redemption.



Written Requests
----------------


       Individual Investor Class shareholders may make a redemption in any amount by sending a written request to:


   Pax World Fund Family
   P.O. Box 8930
   Wilmington, DE 19899-8930


       All written requests for redemptions over $10,000 must be signed by the shareholder with a signature guarantee unless the Shareholder Redemption Option has been filed with the transfer agent. Normally, the redemption proceeds are paid by check and are mailed to the shareholder of record.

       Shareholder Redemption Option - Shareholders may request a redemption of up to $10,000 without a signature guarantee. The request must be in writing and must be signed by all registered owners. For amounts over $10,000, shareholders may file a Shareholder Redemption Option Form to waive the signature guarantee requirement for written redemptions. The check must be made payable to all owners on the account and will only be sent to a pre-authorized bank account or to the address of record, and that address cannot have been changed within the last 30 days. To request a Shareholder Redemption Option Form, call the Fund at 800-767-1729.


Check Writing Privileges
------------------------



       By making the appropriate election on the application form, an Individual Investor Class shareholder may request a supply of checks which may be used to effect redemptions from any one or more of the Classes of shares of the Fund in which the shareholder is invested. The checks will be issued in the shareholder's name and the shareholder will receive a separate supply of checks for each Class of shares of the Fund for which checks are requested. Checks may be drawn in any amount of $250 or more for Individual Investor Class shareholders and may be used like an ordinary commercial bank check except that they may not be certified. The checks are drawn on a special account maintained by the Fund with the agent bank. When a check is presented to the Fund's agent bank, it instructs the transfer agent to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. The use of a check to make a withdrawal enables the shareholder in the Fund to receive dividends on the shares to be redeemed up to the Fund Business Day on which the check clears. Investors who purchase Fund shares by check may not receive their redemption proceeds until the check has cleared, which could take up to 15 days following the date of purchase.



       There is no charge to the shareholder for checks provided by the Fund. The Fund reserves the right to impose a charge or impose a different minimum check amount in the future, if the Board of Directors determines that doing so is in the best interest of the Fund and its shareholders.


       Shareholders electing the checking option are subject to the procedures, rules and regulations of the Fund's agent bank governing checking accounts. Checks drawn on a jointly owned account may, at the shareholder's election, require only one signature. Checks in amounts exceeding the value of the shareholder's account at the time the check is presented for payment will not be honored. Since the dollar value of the account changes daily, the total value of the account may not be determined in advance and the account may not be entirely redeemed by check. In addition, the Fund reserves the right to charge the shareholder's account a fee up to $20 for checks not honored as a result of an insufficient account value, a check deemed not negotiable because it has been held longer than six months, an unsigned check or a post-dated check. The Fund reserves the right to terminate or modify the check redemption procedure at any time or to impose additional fees following notification to the Fund's shareholders.


Telephone
---------

       Redemptions by telephone must be in amounts of at least $1,000 and may not be for more than $10,000 in the aggregate in any thirty (30) day period. Any one shareholder or a pre-authorized representative can call for a telephone redemption.

       The Fund accepts telephone requests for redemption from Individual Investor Class shareholders who elect this option. The proceeds of a telephone redemption will be sent to the Individual Investor Class shareholder at his or her address or to his or her bank account as set forth in the application form or in a subsequent signature guaranteed written authorization. Redemptions following an investment by check will not be effected until the check has cleared, which could take up to 15 days after investment. The Fund may accept telephone redemption instructions from any one shareholder listed in the registration, or any pre-authorized representative. The Fund does not require a minimum wire amount, however, there is a $10 fee for all outgoing wires. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that Individual Investor Class shareholders electing such option provide a form of personal identification. The failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for any losses incurred by investors due to unauthorized or fraudulent instructions. The telephone redemption option may be modified or discontinued at any time upon 60 days written notice to Individual Investor Class shareholders.


       A shareholder of Individual Investor Class shares making a telephone withdrawal should call the transfer agent at 800-372-7827 and state (i) the name of the shareholder appearing on the Fund's records, (ii) his or her account number with the Fund, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. This privilege only allows the check to be made payable to the owner(s) of the account and may only be sent to the address of record, or to a pre-authorized bank account. The request cannot be honored if an address change has been made for the account within 30 days of the telephone redemption request. If there are multiple account owners, the transfer agent may rely on the instructions of only one owner. This account option is not available for retirement account shares or shares represented by a certificate. The transfer agent may record all calls.


Systematic Withdrawal Plan
--------------------------------------------------------------------------------

       Shareholders with a minimum of $10,000 invested in the Fund may elect to withdraw shares and receive payment from the Fund of a specified amount automatically. Systematic withdrawals may be made on a monthly, bi-monthly, quarterly, semi-annual or annual basis. The withdrawal payments of the specified amount are made by the Fund on the 25th day of the month. Whenever such 25th day of the month is not a Fund Business Day, the payment date is the Fund Business Day preceding the 25th day of the month. In order to make a payment, a number of shares equal in aggregate net asset value to the payment amount are redeemed at their net asset value on the Fund Business Day immediately preceding the date of payment. To the extent that the redemptions to make plan payments exceed the number of shares purchased through reinvestment of dividends and distributions, the redemptions reduce the number of shares purchased on original investment, and may ultimately liquidate a shareholder's investment.


       The election to receive systematic withdrawal payments may be made at the time of the original subscription by so indicating in a letter accompanying the application form. The election may also be made, changed or terminated at any later time by sending a signature guaranteed written request to the transfer agent.


Exchange Privilege
--------------------------------------------------------------------------------

       Individual Investor Class shareholders of the Fund are entitled to exchange some or all of their shares in the Fund for shares of the Pax World Fund, Inc., the Pax World Growth Fund, Inc., or the Pax World High Yield Fund, Inc. If only one class of shares is available in a particular fund, the shareholder of the Fund is entitled to exchange his or her shares for the shares available in that fund. It is contemplated that this exchange privilege will be applicable to any new Pax World Mutual Funds.


       An exchange of shares in the Fund pursuant to the exchange privilege is, in effect, a redemption of Fund shares (at net asset value) followed by the purchase of shares of the investment company into which the exchange is made (at net asset value) and may result in a shareholder realizing a taxable gain or loss for Federal, state and local income tax purposes.

       There is no charge for the exchange privilege or limitation as to frequency of exchanges. The minimum amount for an exchange is $50, except that shareholders who are establishing a new account with an investment company through the exchange privilege must insure that a sufficient number of shares are exchanged to meet the minimum initial investment required for the investment company into which the exchange is being made.


       The exchange privilege provides Individual Investor Class shareholders of the Fund with a convenient method to shift their investment among different investment companies when they feel such a shift is desirable. The exchange privilege is available to shareholders resident in any state in which shares of the investment company being acquired may legally be sold. Shares may be exchanged only between investment company accounts registered in identical names. Before making an exchange, the investor should review the current prospectus of the investment company into which the exchange is to be made. Prospectuses may be obtained by contacting the Adviser at the address or telephone number set forth on the cover page of this Prospectus.


       Instructions for exchanges may be made by sending a signature guaranteed written request to:


   Pax World Fund Family
   P.O. Box 8930
   Wilmington, DE 19899-8930


or, for shareholders who have elected that option, by telephone. The Fund reserves the right to reject any exchange request and may modify or terminate the exchange privilege at any time.


Individual Retirement Accounts
--------------------------------------------------------------------------------


       The Fund has available a form of individual retirement account ("IRA") for investment in shares of the Fund's Individual Investor Class shares only. Individuals earning compensation generally may make IRA contributions of up to the lesser of their compensation or $2,000 annually. However, the deductibility of an individual's IRA contribution may be reduced or eliminated if the individual or, in the case of a married individual filing jointly, either the individual or the individual's spouse is an active participant in an employer-sponsored retirement plan. Thus, in the case of an active participant, the deduction will be reduced proportionately if adjusted gross income is within a phase out range and will not be available if adjusted gross income is above the phase out range. For 2001, the phase out range is $33,000 to $43,000 for single individuals and $53,000 to $63,000 for married couples filing a joint return, with annual increases thereafter. An individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant. In addition, an individual with a non-working spouse may establish a separate IRA for the spouse and annually contribute a total of up to $4,000 to the two IRAs, provided that no more than $2,000 may be contributed to the IRA of either spouse. However, the deduction for an individual, who is not an active participant in an employer sponsored retirement plan but whose spouse is, is phased out at adjusted gross income between $150,000 and $160,000. The minimum investment required to open an IRA is $250.



       Except as discussed below, withdrawals from an IRA, other than that portion, if any, of the withdrawal considered to be a return of the investor's non-deductible IRA contribution, are taxed as ordinary income when received. Such withdrawals may be made without penalty after the participant reaches age 59 1/2, and must commence shortly after age 70 1/2. Except for withdrawals to pay for certain qualified higher education expense and first time home buyer expense, withdrawals before age 59 1/2 or the failure to commence withdrawals on a timely basis after age 70 1/2 may involve the payment of certain penalties.

       The Fund also makes available Education IRAs and Roth IRAs. Education IRAs permit eligible individuals to contribute up to $500 per year per beneficiary under 18 years old. The $500 annual contribution limit is phased out for single individuals with modified adjusted gross income between $95,000 and $110,000 and for married couples filing a joint return with modified adjusted gross income between $150,000 and $160,000. Above the phase out ranges no contribution is allowed. Distributions from an Education IRA are generally excluded from income when used for qualified higher education expenses.


       An individual may make an annual contribution of up to $2,000 to a Roth IRA. Unlike a traditional IRA, contributions to a Roth IRA are not deductible. However, distributions are generally excluded from income provided they occur at least five years after the first contribution to the IRA and are either after the individual reaches age 59 1/2, because of death or disability, or for first time home buyer's expenses. The maximum annual contribution to a Roth IRA is just like any other IRA, the lesser of the individual's compensation or $2,000. However, the maximum annual contribution to a Roth IRA is reduced by contributions to any other IRA and is phased out for single individuals with adjusted gross income between $95,000 and $110,000 and for married couples filing a joint return with adjusted gross income between $150,000 and $160,000. The requirement that distributions from an IRA must commence at age 70 1/2 does not apply to a Roth IRA.


       Fund Individual Investor Class shares may also be a suitable investment for assets of other types of qualified pension or profit-sharing plans, including cash or deferred or salary reduction "section 401(k) plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans.


       An investor should contact the Fund to obtain further information concerning a Fund IRA and required disclosure statement. An investor should consult their tax advisor as well, particularly in view of changes in the tax law.


Dividends and Distributions
--------------------------------------------------------------------------------

       Each dividend and capital gains distribution declared by the Fund on its outstanding shares will, at the election of each shareholder, be paid either in cash or in additional shares of the same Class having an aggregate net asset value equal to the cash amount of the dividend or capital gains distribution. The election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for, and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. If the shareholder makes no election, the Fund will make the distribution in shares. There is no sales or other charge in connection with the reinvestment of dividends and capital gains distributions.


       While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, the amount and timing of any such dividend or distribution depends on the realization by the Fund of income and capital gains from investments. Except as described herein, the Fund's net investment income (including any net realized short-term capital gains) will be declared as a dividend on each Fund Business Day. The Fund declares dividends for Saturdays, Sundays and holidays on the previous Fund Business Day. The Fund generally pays dividends monthly after the close of business on the last calendar day of each month or after the close of business on the previous Fund Business Day if the last calendar day of each month is not a Fund Business Day. Capital gains distributions, if any, will be made at least annually, and in no event later than 60 days after the end of the Fund's fiscal year. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

Tax Consequences
--------------------------------------------------------------------------------


       Unless otherwise exempt shareholders are required to pay federal income tax on any dividends and other distributions received including capital gain distributions.


       The shareholder's basis for its shares in the Fund will be its cost of the shares, including any fees or expenses. The sale of shares in the Fund will be the taxable disposition of an asset, with gain or loss recognized in an amount equal to the difference between the shareholder's tax basis for the shares and the proceeds received on the sale. Any loss realized on a taxable sale of shares within six months from the date of purchase will be treated as a long-term capital loss to the extent of any capital gains dividend received with respect to the shares. The exchange of shares of one Fund for shares of another Fund, if available, will also be treated as a taxable disposition of the shares exchanged, on which gain or loss will be recognized. In either case, loss recognition may be affected by the loss disallowance rules of the Internal Revenue Code (the "Code").


       The Fund has elected and intends to continue to qualify to be treated as a "regulated investment company" under the Code. To qualify as a regulated investment company, the Fund must meet certain requirements regarding its organization, investments and distributions. For each year in which the Fund qualifies as a regulated investment company, it will not be subject to federal income tax on income distributed to its shareholders in the form of dividends or capital gains distributions. Additionally, the Fund will not be subject to a federal excise tax if the Fund distributes at least 98% of its ordinary income and 98% of its capital gain income within the required time periods. Dividends of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income. Ordinary income is currently subject to a maximum individual tax rate of 39.6%. Distributions of net long-term capital gains, if any, designated by the Fund as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by the shareholder. Capital gains realized by corporations are taxed at the same rate as ordinary income. However, long-term capital gains (gains on the sale or disposition of assets held for more than one year) realized by non-corporate shareholders are taxable at a maximum rate of 20%. Dividends and distributions are treated in the same manner for federal income tax purposes whether shareholders receive cash or additional shares. The Fund expects that its distributions, as a result of its investment objectives, will consist primarily of ordinary income. A shareholder who elects to reinvest in additional shares will be treated for tax purposes as if it had received and reinvested the cash dividend.



       The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemption proceeds) paid to shareholders who have not complied with Internal Revenue Service regulations regarding the supplying of their taxpayer identification numbers and the reporting of income. In connection with this withholding requirement, a shareholder will be asked to certify on his or her application that the social security or tax identification number provided is correct and that the shareholder is not subject to 31% backup withholding for previous underreporting to the IRS.

       Foreign shareholders may be subject to special withholding requirements. Foreign shareholders should consult their tax advisors about the federal, state and local tax consequences in their particular circumstances.



       State and local taxes may differ from the federal consequences discussed above.


V. DISTRIBUTION ARRANGEMENTS

Rule 12b-1 Fees
--------------------------------------------------------------------------------


         Investors do not pay a sales charge to purchase shares of the Fund. However, the Fund pays fees in connection with the distribution of shares and for services provided to the Individual Investor Class shareholders. The Fund pays these fees from its assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.



         The Fund's Board of Directors has adopted a Rule 12b-1 distribution and service plan (the "Plan") and, pursuant to the Plan, the Fund and the Distributor have entered into a Distribution Agreement and a Shareholder Servicing Agreement.


         Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares and, for nominal consideration (i.e., $1.00) and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.



         Under the Shareholder Servicing Agreement, the Distributor receives, with respect to the Individual Investor Class shares, a service fee equal to
 .25% per annum of the Individual Investor Class shares' average daily net assets (the "Shareholder Servicing Fee") for providing personal shareholder services and for the maintenance of shareholder accounts. The fee is accrued daily and paid monthly. Any portion of the fee may be deemed to be used by the Distributor for payments to Participating Organizations with respect to their provision of such services to their clients or customers who are shareholders of the Individual Investor Class shares of the Fund.



         The Plan and the Shareholder Servicing Agreement for the Individual Investor Class provide that, in addition to the Shareholder Servicing Fee, the Fund will pay for (i) telecommunications expenses including the cost of dedicated lines and CRT terminals, incurred by the Distributor in carrying out its obligations under the Shareholder Servicing Agreement with respect to Individual Investor Class shares and (ii) preparing, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing application forms for shareholder accounts.



         The Plan provides that the Adviser and Sub-Adviser may make payments from time to time from their own resources, which may include the advisory fee, the sub-advisory fee and past profits for the following purposes: (i) to defray the costs of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements for performing shareholder servicing and related administrative functions on behalf of the Fund; (ii) to defray the cost of, and to compensate certain others, including Participating Organizations, for providing assistance in distributing the shares; and (iii) to pay the costs of printing and distributing the Fund's prospectus to prospective investors, and to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's shares. The Distributor may also make payments from time to time from its own resources, which may include the Shareholder Servicing Fee and past profits, for the purposes enumerated in (i) above. The Distributor will determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Adviser, Sub-Adviser or Distributor for any fiscal year under either the Advisory Agreement or the Sub-Advisory Agreement, the Administrative Services Contract or the Shareholder Servicing Agreement in effect for that year.

VI.  FINANCIAL HIGHLIGHTS

This financial highlights table is intended to help you understand the Fund's financial performance for the life of the Class. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, for the fiscal years ended January 31, 2001, and January 31, 2000, and by other auditors for the fiscal period ended January 31, 1999. The report of PricewaterhouseCoopers LLP, along with the Fund's financial statements, are included in the Fund's annual report and are available upon request.

                                                        INDIVIDUAL
                                                       INVESTOR CLASS
                                    ----------------------------------------------------
                                                                          May 27, 1998
                                          Year              Year         (Commencement
                                         Ended             Ended          of Sales) to
                                    January 31, 2001  January 31, 2000  January 31, 1999
                                    ----------------  ----------------  ----------------
Per Share Operating Performance:
(for a share outstanding
    throughout the period)

Net asset value,
    beginning of period...........      $  1.00           $  1.00           $  1.00
                                        --------          --------          --------

Income from investment operations:
    Net investment income.........         0.058             0.046             0.032

Less distributions:
    Dividends from net
       investment income..........        (0.058)           (0.046)           (0.032)
                                        --------          --------          --------

Net asset value, end of period....      $  1.00           $  1.00           $  1.00
                                        ========          ========          ========

----------------------------------------------------------------------------------------
Total Return......................         5.99%             4.74%             3.27%+
----------------------------------------------------------------------------------------

Ratios/Supplemental Data:

Net assets, end of period (000)...      $  16,416         $ 13,628          $  5,495

Ratios to average net assets:
    Expenses (net of fees waived and
       expenses reimbursed).......         0.60%             0.60%             0.60%*

    Net investment income.........         5.86%             4.74%             4.59%*

    Advisory and administrative
       services fees waived.......         0.09%             0.14%             0.25%*

    Expenses reimbursed...........         0.37%             0.54%              --

* Annualized
+ Not Annualized

Pax  World  Money  Market  Fund -  Individual  Investor  Class
New Account Application


                                                                 Please Mail to:
                                                                 Pax World Funds
                                                                   P.O. Box 8930
                                                      Wilmington, DE 19899-8930.

Do not use this application to open an IRA or other retirement account. Please call 1-800-767-1729 if you need a retirement application. (See back of form for instructions)

----------------------------------------------------------------------------------------------------------------------------------

1.   Type of Account (check one)                                                     Broker/Dealer Name & No. _____________
                                                                                     Branch No. & Address__________________
   [ ] Individual         [ ] JointTenants       [ ] Gift/Transfer to a Minor        ______________________________________
       Complete A only        Complete A & B only    Complete C only                 Represenative's Name & No.____________

   [ ] Trust              [ ] Corporation        [ ] Partnership or Other Entity
       Complete D only        Complete E only        Complete E only
----------------------------------------------------------------------------------------------------------------------------------


A__________________________________________________-____-____________________/___/______
  First Name, Middle Name, Last Name       Social Security Number    Birthdate (mm dd yy)
                                      (Required to open your account)


B__________________________________________________-____-____________________/___/______
  First Name, Middle Name, Last Name       Social Security Number    Birthdate (mm dd yy)
                                      (Required to open your account)

Joint Tenants will have rights of survivorship unless otherwise specified.
----------------------------------------------------------------------------------------------------------------------------------
C Custodian's Name (only one permitted)__________________________________________________

  as custodian for Minor's Name (only one permitted)_____________________________________

  under the ______    Uniform Gifts         ______   Uniform Transfers             ____-____-______        ___/___/____
            State     to Minor's Act, or    State    to Minor's Act.       Minor's Social Security Number     Birthdate (mm dd yy)
                                                                           (Required to open your account)

----------------------------------------------------------------------------------------------------------------------------------
D Name of Trustee_______________________________________________________________
  Name of Second Trustee (if any)_______________________________________________
  Name of Trust_________________________________________________________________

  ___________________________________________                   _______________________________
  Date of Trust (mm dd yy) (Required to open your account)      Taxpayer Identification Number(Required to open your account)
 ----------------------------------------------------------------------------------------------------------------------------------
E ______________________________________________________________________________
  Name of Corporation or other entity.  If other entity, please specify type in the space below, e.g., partnership, club, etc.

  _______________________________________                           _____________________________
  Taxpayer Identification Number (Required to open your account)    Business Type


----------------------------------------------------------------------------------------------------------------------------------

2. Your Mailing Address

   _____________________________________________________________________________
   Street address and Apartment or Box number

   _____________________________________________________________________________
   City                            State                   Zip Code

   I am a citizen of [ ] U.S.  [ ] Other______________________   (___)___________________  (__)____________________
                                        Please Specify Country  Area Code  Day Phone    Area Code Evening Phone

----------------------------------------------------------------------------------------------------------------------------------
3 Your Initial Investment (Minimum $250.)

  I have enlcosed a check (do not send cash) made payable to Pax World Money Market Fund, Inc.   $Amount ($250 minimum)____________
----------------------------------------------------------------------------------------------------------------------------------
4 Choose How You Wish to Receive Any Dividends and Capital Gains.

  If not completed, Option A will be assigned.

   A. [ ] I would like all dividends and capital gains reinvested in my account.
   B. [ ] I would like all dividends and capital gains paid to me in cash.
   C. [ ] I would like all dividends paid to me in cash and capital gains reinvested in my account.


5. Account Options

   Please check the options you wish to add to your account.

A.   [ ] Telephonic Exchange - Allows you to move funds between identically registered Pax World accounts.

     [ ] Telephone Purchase and Redemption - Check this box and complete Section B below to opt for Teelphone Purchase, and to allow Telephone Redemptions to be electronically transmitted to your bank account. If the box is checked and Section B is not completed, Telephone Purchases will not be accepted and Telephone Redemptions will be sent to the address of record on your account.

         [ ] Check here if you want your Representative of Record to have authority to give instructions for Telephone Exchanges,
             Purchases, and Redemptions.  The name of your current representative for third party administration is:
             _______________________________________________________________________________________________

     [ ] Shareholder Redemption Option - Authorizes the Fund and its transfer agenet to waive the signature guarantee requirement for written redemption requests over $10,000 (up to $10,000 may be obtained with just your signature(s)).

     [ ] Automatic Investment (Section B is required for this option) - Allows you to invest automatically each month or quarter by electronically debiting your checking or savings account.  Funds are transferred via the Automated Claring House (ACH)
         system, and the plan takes approximately 20 days to go into effect. Please invest $__________ (minimum $50) on the 20th day of every [ ] month  [ ] quarter, beginning in the month of ___________.

          I hereby authorize the Fund and its transfer agent to honor telephoned instructions processed under the above-selected account options to purchase/exchange/redeem shares, when directed and as specified, by transmitting the proceeds, if applicable, to me at my address of record or by crediting/debiting my preauthorized bank account. I hereby ratify any such instructions and agree to indemnify the Fund and its transfer agent from all loss, liability, cost, damage and expense for acting upon such instructions. I understand that if I submit a change of address, certain privileges will be suspended for a period of 30 days, and that all checks will be issued in the name(s) of all registered owner(s).

B. Please provide your bank account information.

          Please attach a voided unsigned check or savings deposit slip for the bank account to be used in conjunction with electronic (ACH) transactions.

          Bank Name_____________________________________________________________

          Name on Bank Account__________________________________________________
          (Note: One common name must appear on both your Pax World Money Market Fund account registration and bank account registration).

          Your Bank Account Number___________________________________  This is a [ ] Checking  [ ] Savings Account


          As a convenience to me, you are hereby requested and authorized to pay and charge to my account debits drawn on my account by and payable to the order of Pax World Money Market Fund, Inc. This authority is to remain in effect until revoked by me in writing and, until you actually receive such notice, I agree you shall be fully protected in honoring any such check. I further agree that if any such check is dishonored, whether with or without cause and whether intentionally or inadvertently, you shall be under no liability whatsover. This option, if exercised, shall become a part of the account application and the terms, representations and conditions thereof.

----------------------------------------------------------------------------------------------------------------------------------
6. Your Signature

All registered owners or legal representatives must sign this section before the Fund can open your account.

The undersigned warrant(s) that the undersigned has (have) full authority and is
(are) of legal age to  purchase  shares of Pax World  Money  market Fund and has
(have) received and read a current Prospectus of the Fund and agree(s) to its terms. The Fund and its transfer agent will not be liable for acting upon instructions or inquires believed to be genuine.

Taxpayer Identification Number Certification: As required by Federal law, I/we certify under penalties of perjury that (1) the Social Security Number or Taxpayer Identification Number listed above is correct, and (2) I/WE HAVE NOT been notified by the IRS that I/we are subject to backup withholding. It is understood that failure to supply correct numbers above may subject me/us to a penalty of $50 for each failure.

Check this box if you ARE subject to 31% backup withholding. [ ]

[ ] I/we do not have a SSN or TIN, but have applied for one and will provide it within 60 days. I/we understand that failure to do so will result in a 31% backup withholding.

____________________________________________
Signature                           Date

____________________________________________
Signature                           Date

--------------------------------------------------------------------------------
7. Checkwriting

After you have completed and returned this Checkwriting signature card, the Fund will mail your checks, pre-printed with your name and address, to you.

Indicate number of required signatures_____________________
If left blank, only one signature will be required on all checks.

By signing below: I/we authorize PNC Bank to honor checks drawn by me/us on this account. The minimum check amount is $250.

I/we accept the checkwriting terms and conditions on the reverse side.

1)________________________________________________________
  Owner's or Custodian's Name (first, middle initial, last)
  __________________________________________________________
  Signature                         Date of Birth (mm dd yy)

2)________________________________________________________
  Joint Owner's Name (first, middle initial, last)
  __________________________________________________________
  Signature                         Date of Birth (mm dd yy)

--------------------------------------------------------------------------------

The Checkwriting privilege allows you to withdraw money from your Pax World Money Market Fund account with ease and is available to individual, joint tenant and gift to minor money market accounts.

Checkwriting privileges will be subject to the customary rules and regulations governing checking accounts and may be terminated by the Fund or PNC Bank. Neither the Fund nor PNC Bank shall incur liability for honoring such checks, for effecting redemptions to pay for such checks, or for returning checks which have not been accepted.

When a payable check is presented to the Fund's custodian for payment, a sufficient number of full and fractional shares from the shareholder's account to cover the amount of the check will be redeemed at the net asset value next determined. If there are insufficient shares in the shareholder's account, the check may be returned. Checks presented for payment which would require the redemption of shares purchased by check or by electronic funds transfer within the previous 10 business days may not be honored. Generally, there is no charge to you for the clearance of checks, but the Fund does reserve the right to charge a service fee for checks returned for insufficient funds, stop payment, or check copy services.

This checkwriting procedure for redemption enables shareholders to receive the daily dividends declared on the shares to be redeemed until such time as the check is presented for payment.
--------------------------------------------------------------------------------

[GRAPHIC OMITTED] Unfold here for New Account Application

NEW ACCOUNT INSTRUCTIONS

1. Type of Account.  An account may be registered as only one of the following:

   * Individual                                Supply the Social Security
   * Joint Tenants                             Number of the registered
   * A Custodial Account under                 account owner who is to be
     the Uniform Gifts to Minors Account       taxed.


   * A Trust                                   Supply the Taxpayer Identifica-
   * A Corporation, Partnership,               tion Number of the legal entity
     Organization, Fiduciary, etc.             or organization that will report
                                               income and/or gains.

Please check the box that corresponds to the type of account you are opening and fill in the required information exactly as you wish it to appear on the account.

2. Your Mailing Address. Please complete all information requested as it is required to open your account.

3. Your Initial Investment. An initial investment of at least $250 is required to open an account. Additional purchases must be at least in the amount of $50.

4. Receiving Your Dividends and Capital Gains. Check the option you prefer for receiving your dividend and capital gain distributions. If you do not select an option, all dividends and capital gains will be reinvested in your account.

5. Account Options. In this section you can authorize telephone privileges for yourself and/or your representative of record. With the Fund's Automatic Investment Plan, you can have $50 or more automatically withdrawn from your bank account and invested in your Pax World Money Market Fund account monthly or quarterly. If you are electing an option that involves the electronic transfer of funds, be sure to provide the bank account information in section B. If possible, please attach a voided check or deposit slip for the bank account that is to be debited/credited.

6. YOUR SIGNATURE(S). Please be sure to sign this application. If the account is registered in the name of:
     * an individual - the individual must sign.
     * joint tenants - both must sign.
     * a custodian for a minor - the custodian must sign.
     * a trustee or other fiduciary - the fiduciary(s) must sign and indicate capacity.
     * a corporation or other organization - an officer must sign and indicate capacity.

ANY QUESTIONS? Call a Pax World service representative at 1-800-767-1729 (toll free) for assistance.

Please return your completed application in the self-addressed envelope. If envelope is missing, mail to:

PAX WORLD FUND FAMILY
P.O. BOX 8930
WILMINGTON, DE 19899-8930

                                    _______
                                     P A X
                                     WORLD
                                     MONEY
                                     MARKET
                                     F U N D
                                    _______

                            PROSPECTUS & APPLICATION
                           INDIVIDUAL INVESTOR CLASS
                                  May 31, 2001


________________________________________________________________________________

Pax World Money Market Fund, Inc.               P A X   [Graphic Omitted]
A Socialy Responsible Fund                      WORLD
                                                FUND
                                                FAMILY
Investment Adviser -                              222 State Street
Pax World Management Corp.                        Portsmouth, NH  03801-3853
222 State Street                                    www.paxfund.com
Portsmouth, NH  03801-3853

Investment Sub-Adviser -
Reich & Tang Asset Management, LLC           For General Fund Information,
600 Fifth Avenue                             please call: 1-800-767-1729
New York, NY  10020

Transfer and Dividend Disbursing Agent -    For Shareholder Account Information,
PFPC, Inc.                                   please call: 1-800-372-7827
P.O. Box 8950
Wilmington, DE  19899
                                            For Broker Services, please call:
General Counsel -                                    1-800-635-1404
Paul, Hastings, Janofsky & Walker LLP
399 Park Avenue
New York, NY  10022                All Account Inquiries should be addressed to:
                                             Pax World Money Market Fund, Inc.
                                                  P.O. Box 8930
                                             Wilmington, DE  19899-8930

                                [graphic omitted]
                      Printed in the USA on recycled paper


        A Statement of Additional Information (SAI) dated May 31, 2001, includes additional information about the Fund and its investments and is incorporated by reference into this Prospectus. Further information about Fund investments is available in the Annual and Semi-Annual shareholder reports. You may obtain the SAI and the Annual and Semi-Annual Reports and material incorporated by reference without charge by calling the Fund at 1-800-767-1729. To request other information, please call your financial intermediary of the Fund.

        A  current  SAI  had  been  filled  with  the  Securities  and  Exchange
Commission. You may visit the EDGAR database on the Securities and Exchange Commission's Internet website (http:\\www.sec.gov) to view the SAI, material incorporated by reference and other information. Copies of the information may be obtained, after paying a duplicating fee, by sending an electronic request to publicinfo@sec.gov. These materials can also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. In addition, copies of these materials may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.


811-8591                                                               PAXIN501P

                                                     PAX WORLD MONEY MARKET FUND
                                                                      PROSPECTUS


                                   _________
                                     P A X
                                     WORLD
                                     MONEY
                                     MARKET
                                    F U N D
                                   _________

                                Prospectus Dated

                                  May 31, 2001


                        PAX WORLD MONEY MARKET FUND, INC.
                               INSTITUTIONAL CLASS
                              BROKER SERVICE CLASS



                    A Socially Responsible Money Market Fund
                      600 Fifth Avenue, New York, NY 10020
                             Telephone: 212-830-5220
               For shareholder account information: 800-241-3263
                        Website: http:\\www.paxfund.com



          A money market fund whose investment objective is to maximize current income to the extent consistent with preservation of capital, maintenance of liquidity and stability of principal. The Fund will seek to achieve this objective by investing in short-term obligations of issuers that produce goods and services that improve the quality of life and that are not to any degree engaged in manufacturing defense or weapons-related products.


          This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Investors are advised to read this prospectus and retain it for future reference.


________________________________________________________________________________

           The Securities and Exchange Commission has Not Approved or
           Disapproved These Securities or Passed Upon the Accuracy or
             Adequacy of This Prospectus. Any Representation to the
                         Contrary is a Criminal Offense.
________________________________________________________________________________

                                TABLE OF CONTENTS


                                                                         Page

 Risk/Return Summary: Investments, Risks
 and Performance......................................................    3

 Fee Table............................................................    6

 Investment Objectives, Principal Investment
 Strategies and Related Risks.........................................    7

 Management, Organization and Capital Structure.......................    9

 Shareholder Information..............................................   10

 Distribution Arrangements............................................   20

 Financial Highlights.................................................   21

I.   RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE

   Investment Objective
--------------------------------------------------------------------------------

     The Fund seeks to maximize current income to the extent consistent with preservation of capital, maintenance of liquidity and stability of principal. There can be no assurance that the Fund will achieve its investment objective.

   Principal Investment Strategies
--------------------------------------------------------------------------------

     The Fund is committed to making a contribution to world peace through investment in companies that produce goods and services that improve the quality of life. Therefore, the Fund seeks to invest in industries such as healthcare, education, housing, food, retail, pollution control and leisure time and exclude investments in the military, liquor, tobacco and gambling industries.

     The Fund intends to achieve its investment objective by investing principally in short-term, high quality debt instruments including:

(i)  high quality commercial paper;

(ii) repurchase agreements; and

(iii) bank certificates of deposit.

     The Fund is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of $1.00 per share.

   Principal Risks
--------------------------------------------------------------------------------

o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

o The value of the Fund's shares and the securities held by the Fund can each decline in value.

o The amount of income the Fund generates will vary with changes in prevailing interest rates.

o An investment in the Fund is not a bank deposit and is not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

o If a vendor defaults on its repurchase obligation pursuant to a repurchase agreement, the Fund might lose money to the extent proceeds from the sale of collateral are less than the repurchase price. If the vendor files for bankruptcy, the Fund may be delayed or incur costs in selling the collateral.

o The Fund's policy to invest in issuers that produce goods and services that improve the quality of life and to sell any investments which are found to violate this policy may result in (i) the Fund foregoing certain higher yielding investments or (ii) the Fund having to sell an investment at a time when it is disadvantageous to do so.

     Risk/Return Bar Chart and Table
--------------------------------------------------------------------------------

     The following bar chart and table may assist you in deciding whether to invest in the Fund. The bar chart shows the change in annual total returns of the Fund's Institutional Class of shares for the last two calendar years. The table shows the average annual total returns of the Fund's class of shares for the one year and since inception periods ended December 31, 2000. While analyzing this information, please note that the Fund's past performance is not an indicator of how the Fund will perform in the future.

     The Fund's current 7-day yield may be obtained by calling the Fund at 212-830-5220 or toll-free outside of New York at 800-241-3263.

Pax World Money Market Fund, Inc. - Institutional Class (1), (2), (3)

[GRAPHIC OMITTED]

Calendar Year End            % Total Return
=================            ==============
2000                          6.19%
1999                          4.93%


(1) As of March 31, 2001, the Institutional Class Shares of the Fund had a year-to-date return of 1.37%.

(2) For the Fund's Institutional Class, the highest quarterly return was 1.60 % for the quarter ended September 30, 2000; the lowest quarterly return was 1.13% for the quarter ended March 31, 1999.

(3) Participating Organizations may charge a fee to investors for purchasing and redeeming shares. Therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns -
Pax World Money Market Fund, Inc.

                                             Institutional Class     Broker Service Class

For the periods ended December 31, 2000
    One Year                                     6.19%                     5.71%
    Since Inception*                             5.46%                     5.10%

* The inception date (Commencement of Sales) for the Institutional Class of shares was May 27, 1998 and for the Broker Service Class of shares was January 13, 1999.

                                    FEE TABLE

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                                                  INSTITUTIONAL CLASS              BROKER SERVICE CLASS
Advisory Fees...................................         .15%                              .15%
Distribution and Service (12b-1) Fees...........         .00%                              .25%
Other Expenses..................................         .29%                              .49%
      Administration Fees.......................   .10%                           .10%
                                                        -----                              -----
Total Annual Fund Operating Expenses............         .44%                              .89%
                                                        =====                              =====

------------------------

The Adviser has voluntarily waived 0.09% of the Advisory Fee with respect to the Institutional Class and Broker Service Class shares during the past year. After such waiver, the Advisory Fee with respect to the Institutional Class and Broker Service Class was 0.06%. The actual Total Annual Fund Operating Expenses for the Institutional Class was 0.35% and for the Broker Service Class was 0.80%. This fee waiver arrangement may be terminated at any time at the option of the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          1 year            3 years           5 years          10 years

Broker Service Class:      $91                $284              $493             $1,096

Institutional Class:       $45                $141              $246             $  556

II.  INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

   Investment Objective
--------------------------------------------------------------------------------

     The Fund is a money market fund whose investment objective is to seek maximum current income to the extent consistent with the preservation of capital, maintenance of liquidity and stability of principal. There is no assurance that the Fund will achieve its investment objective.

     The Fund's investment objective may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities that would be affected by such a change.

   Principal Investment Strategies and Related Risks
--------------------------------------------------------------------------------

   Social Criteria of Fund

     The Fund endeavors, consistent with its investment objective, to make a contribution to world peace through investment in companies that produce goods and services that improve the quality of life. For example, the Fund seeks to invest in such industries as health care, education, housing, food, retail, pollution control and leisure time, among others.

     The policy of the Fund is to exclude from its portfolio securities of:

(i)  companies engaged in military activities,

(ii) companies appearing on the United States Department of Defense list of 100 largest contractors (a copy of which may be obtained from the Office of the Secretary, Department of Defense, Washington, D.C. 20310) if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense,

(iii) other companies contracting with the United States Department of Defense if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, and

(iv) companies which derive revenue from the manufacture of liquor, tobacco and/or gambling products.

     In order to properly supervise a securities portfolio containing the limitations described above, care must be exercised to continuously monitor developments of the issuers whose securities are included in the Fund. Developments and trends in the economy and financial markets are also considered, and the screening of many securities is required to implement the investment philosophy of the Fund. The Fund's investment adviser, Pax World Management Corp., is responsible for such supervision and screening of the securities included in the Fund.

     If it is determined after the initial purchase by the Fund that the company's activities fall within the exclusion described above (either by acquisition, merger or otherwise), the securities of such company will be eliminated from the portfolio as soon thereafter as possible taking into consideration (i) any gain or loss which may be realized from such elimination,
(ii) the tax implications of such elimination, (iii) market timing, and the like. In no event, however, will such security be retained longer than six (6) months from the time the Fund learns of the investment disqualification. This requirement may cause the Fund to dispose of the security at a time when it may be disadvantageous to do so.

   Generally

     In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations. The Fund will only invest in securities which are denominated in United States dollars. Other requirements pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in each individual portfolio of the Fund, on a dollar-weighted basis, will be 90 days or less.

     The Fund will only invest in securities which have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or are unrated securities but that have been determined by the Fund's Board of Directors to be of comparable quality.

     Subsequent to its purchase by the Fund, the quality of an investment may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If this occurs, the Board of Directors of the Fund shall reassess the security's credit risks and shall take such action as the Board of Directors determines is in the best interest of the Fund and its shareholders. Reassessment is not required, however, if the security is disposed of or matures within five business days after the investment adviser and sub-adviser become aware of the new rating and provided further that the Board of Directors is subsequently notified of the investment adviser's and sub-adviser's actions.

     The Fund's investment adviser and sub-adviser consider the following factors when buying and selling securities for the Fund: (i) availability of cash, (ii) redemption requests, (iii) yield management, and (iv) social criteria.

   Investments

     The Fund intends to invest primarilyin the following securities and transactions:

     Commercial Paper and Certain Debt Obligations: The Fund may purchase commercial paper or similar debt obligations. Commercial paper is generally considered to be short term unsecured debt of corporations.

     Repurchase Agreements: The Fund may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Fund. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

     Bank Obligations: The Fund may purchase certificates of deposit, time deposits and bankers' acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks. Certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate. Time deposits purchased by the Fund will not benefit from insurance from the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. The Fund limits its investments in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks to banks having total assets in excess of $1 billion or the equivalent in other currencies. The Fund limits its investments in obligations of domestic and foreign branches of foreign banks to dollar denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets.

   Risks

     The Fund complies with industry-standard requirements on the quality, maturity and diversification of its investments which are designed to help maintain a $1.00 share price. A significant change in interest rates or a default on the Fund's investments could cause its share price (and the value of your investment) to change.

     If the seller of a repurchase agreement fails to repurchase the obligation in accordance with the terms of the agreement, the Fund may incur a loss to the extent that the proceeds it realizes on the sale of the underlying obligation are less than the repurchase price. Repurchase agreements may be considered loans to the seller of the underlying security. Income with respect to repurchase agreements is not tax-exempt. If bankruptcy proceedings are commenced with respect to the seller, the Fund's realization upon the collateral may be delayed or limited.

   III. MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

     The Fund's investment adviser is Pax World Management Corp. (the "Adviser"), whose principal office is located at 222 State Street, Portsmouth, New Hampshire 03801. The Adviser was incorporated in 1970 under the laws of the State of Delaware. As of April 30, 2001, the Adviser had approximately $1.36 billion in assets under management by virtue of serving as the Adviser to the Fund, the Pax World Balanced Fund, Inc., the Pax World Growth Fund, Inc. and the Pax World High Yield Fund, Inc. The Adviser has one client other than the Fund, the Pax World Balanced Fund, Inc., the Pax World Growth Fund, Inc., and Pax World High Yield Fund, Inc., although it may undertake to advise other clients in the future.

     Pursuant to the Advisory Agreement entered into between the Fund and the Adviser, the Adviser, subject to the supervision of the Board of Directors of the Fund, is responsible for determining whether contemplated investments satisfy the social responsibility criteria applied to the Fund and for overseeing the performance of the Sub-Adviser, Reich & Tang Asset Management, LLC. Under the Advisory Agreement, the Fund will pay the Adviser an annual advisory fee of .15% of the Fund's average daily net assets. For the fiscal year ended January 31, 2001, the Fund paid the Adviser an advisory fee equal to .06% per annum of the Fund's average daily net assets.

     Reich & Tang Asset Management, LLC will serve as the Sub-Adviser of the Fund under a Sub-Advisory Agreement. The Sub-Adviser is a Delaware limited liability company, with its principal office at 600 Fifth Avenue, New York, New York 10020. The Sub-Adviser, as of April 30, 2001, was investment manager, adviser or sub-adviser with respect to assets aggregating approximately $15.6 billion. The Sub-Adviser acts as manager or administrator of fourteen other registered investment companies and also advises pension trusts, profit-sharing trusts and endowments.

     Pursuant to the terms of a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser manages the Fund's portfolio of securities and makes the decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of the Fund and the determination of the Adviser that the contemplated investments satisfy the social responsibility criteria applied to the Fund. Under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser an annual management fee of .075% of the Fund's average daily net assets from its advisory fee.

     The advisory fees are accrued daily and paid monthly. The Adviser and Sub-Adviser, at their discretion, may voluntarily waive all or a portion of their respective advisory fees.

     Pursuant to an Administrative Services Contract, the Sub-Adviser performs clerical, accounting supervision and office service functions for the Fund. The Sub-Adviser provides the Fund with personnel to perform all other clerical and accounting type functions not performed by the Sub-Adviser. The Fund reimburses the Sub-Adviser for all of the Fund's operating costs and all the expenses incurred to conduct the Fund's affairs. The amount of such reimbursement must be agreed upon between the Fund and the Sub-Adviser.

     The Sub-Adviser, at its discretion, may voluntarily waive all or a portion of the administrative services fee and the operating expense reimbursement. For its services under the Administrative Services Agreement, the Sub-Adviser receives an annual fee of .10% of the Fund's average daily net assets. For the fiscal year ended January 31, 2001, the Fund paid the Sub-Adviser a fee for administrative services equal to .10% per annum of the Fund's average daily net assets.

     Any portion of the total fees received by the Adviser and Sub-Adviser and their past profits may be used to provide shareholder services and for distribution of Fund shares. (See "Distribution Arrangements" herein.) The fees are accrued daily and paid monthly.

     In addition, Reich & Tang Distributors, Inc., the Fund's Distributor, receives a servicing fee equal to .25% per annum of the average daily net assets of the Broker Service Class shares of the Fund under the Shareholder Servicing Agreement. The fees are accrued daily and paid monthly. Investment management fees and operating expenses, which are attributable to the three Classes of shares of the Fund, will be allocated daily to each Class of shares based on the percentage of shares outstanding for each Class at the end of the day.

   IV. SHAREHOLDER INFORMATION

     The Fund sells and redeems its shares on a continuing basis at their net asset value and does not impose a sales charge for either sales or redemptions. All transactions in the Fund's Institutional Class or Broker Service Class shares are effected through the Fund's Institutional Class transfer agent or Clearing Brokers (described below), respectively, which accept orders for purchases and redemptions from the Distributor and from shareholders directly.

     The Fund has reserved the right to charge individual shareholder accounts for expenses actually incurred by such account for postage, wire transfers and certain other shareholder expenses, as well as to impose a monthly service charge for accounts whose balance falls below the minimum amount.

   Pricing of Fund Shares
-------------------------------------------------------------------------------

     The net asset value of each Class of the Fund's shares is determined as of 12:00 noon, Eastern Time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except days on which the New York Stock Exchange is closed for trading (i.e., national holidays). The net asset value of a Class is computed by dividing the value of the Fund's net assets for such Class (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding for such Class. The Fund intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

     The Fund's portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold.

     Shares are issued as of the first determination of the Fund's net asset value per share for each Class made after receipt of the investor's or Clearing Broker's purchase order. In order to maximize earnings on its portfolio, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as "Federal Funds"). The Fund does not accept a purchase order until an investor's payment has been converted into Federal Funds and is received by the Fund's transfer agent. Orders accompanied by Federal Funds and received after 12:00 noon, Eastern Time, on a Fund Business Day will result in the issuance of shares on the following Fund Business Day. Fund shares begin accruing income on the day the shares are issued to an investor. The Fund reserves the right to reject any purchase order for its shares. Certificates for Fund shares will not be issued to an investor.

   Purchase of Fund Shares
--------------------------------------------------------------------------------

     Investors may, if they wish, invest in the Fund through the Participating Organizations with which they have accounts. "Participating Organizations" are securities brokers, banks and financial institutions or other industry professionals or organizations which have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund. Certain Participating Organizations (see "Investments Through Clearing Brokers" below) are compensated by the Distributor from its Shareholder Servicing Fee and by the Adviser and/or Sub-Adviser from their advisory or sub-advisory fee, respectively, for the performance of these services. An investor who purchases shares through a Participating Organization that receives payment from the Sub-Adviser or the Distributor will become a Broker Service Class shareholder. All other investors, and investors who have accounts with Participating Organizations but who do not wish to invest in the Fund through their Participating Organizations, may invest in the Fund directly as Institutional Class shareholders of the Fund and not receive the benefit of the servicing functions performed by a Participating Organization. Institutional Class shares may also be offered to investors who purchase their shares through Participating Organizations who do not receive compensation from the Distributor or the Sub-Adviser because they may not be legally permitted to receive such as fiduciaries. The Adviser and/or Sub-Adviser pay the expenses incurred in the distribution of Institutional Class shares. Participating Organizations whose clients become Institutional Class shareholders will not receive compensation from the Adviser, Sub-Adviser or Distributor for the servicing they may provide to their clients. With respect to the Institutional Class of shares, the minimum initial investment in the Fund is $100,000.

     Broker Service Class shares will only be offered to the clearance clients of clearing broker-dealers that have entered into an agreement with the Distributor ("Clearing Brokers"). Broker Service Class shares are subject to a service fee pursuant to the Fund's Rule 12b-1 Distribution and Service Plan. The Clearing Brokers provide shareholder servicing to Broker Service Class shareholders and are compensated for such by the Sub-Adviser and/or the Distributor. With respect to the Broker Service Class of shares, the minimum initial investment in the Fund is $1,000. The minimum amount for subsequent investments is $100 for all shareholders.

   Investments Through Participating Organizations
--------------------------------------------------------------------------------

     Investors who have accounts with Participating Organizations ("Participant Investors") may, if they wish, invest in the Fund through the Participating Organizations with which they have accounts. When instructed by its customer to purchase or redeem Fund shares, the Participating Organization, on behalf of the customer, transmits to the Fund's transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

     Participating Organizations may confirm to their customers who are shareholders in the Fund each purchase and redemption of Fund shares for the customers' accounts. Also, Participating Organizations may send their customers periodic account statements showing the total number of Fund shares owned by each customer as of the statement closing date, purchases and redemptions of Fund shares by each customer during the period covered by the statement and the income earned by Fund shares of each customer during the statement period (including dividends paid in cash or reinvested in additional Fund shares). Participant Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Fund directly.

     Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures offered to Participant Investors by the Participating Organizations. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through Participating Organizations may be less than by investing in the Fund directly. A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.

     In the case of qualified Participating Organizations, orders received by the Fund's transfer agent before 12:00 noon, Eastern Time, on a Fund
Business Day, without accompanying Federal Funds will result in the issuance of shares on that day provided that the Federal Funds required in connection with the orders are received by the Fund's transfer agent before 4:00 p.m., Eastern Standard Time, on that day. Orders for which Federal Funds are received after 4:00 p.m., Eastern Time, will not result in share issuance until the following Fund Business Day. Participating Organizations are responsible for instituting procedures to insure that purchase orders by their respective clients are processed expeditiously.

   Investments Through Clearing Brokers
--------------------------------------------------------------------------------

     Persons who maintain accounts with Clearing Brokers may, if they wish, invest in the Fund through such Clearing Brokers. When instructed by its customer to purchase or redeem Fund shares, the Clearing Brokers, on behalf of the customer, transmits to the Fund's transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

     Clearing Brokers may confirm to their customers who are shareholders in the Fund ("Broker Service Class Shareholders") each purchase and redemption of Fund shares for the customers' accounts. Also, Clearing Brokers may send their customers periodic account statements showing the total number of Fund shares owned by each customer as of the statement closing date, purchases and redemptions of Fund shares by each customer during the period covered by the statement and the income earned by Fund shares of each customer during the statement period (including dividends paid in cash or reinvested in additional Fund shares).

     Clearing Brokers may charge Broker Service Class Shareholders a fee in connection with their use of specialized purchase and redemption procedures offered to them by Clearing Brokers. In addition, Clearing Brokers offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through Clearing Brokers may be less than by investing in the Fund directly. A Broker Service Class Shareholder should read this Prospectus in conjunction with the materials provided by the Clearing Brokers describing the procedures under which Fund shares may be purchased and redeemed through the Clearing Brokers.

     In the case of Clearing Brokers, orders received by the Fund's transfer agent before 12:00 noon, Eastern Time, on a Fund Business Day, without accompanying Federal Funds will result in the issuance of shares on that day provided that the Federal Funds required in connection with the orders are received by the Fund's transfer agent before 4:00 p.m., Eastern Time, on that day. Orders for which Federal Funds are received after 4:00 p.m., Eastern Time, will not result in share issuance until the following
Fund Business Day. Clearing Brokers are responsible for instituting procedures to insure that purchase orders by their respective clients are processed expeditiously.

   Direct Purchase and Redemption Procedures
--------------------------------------------------------------------------------

     The following purchase and redemption procedures apply to investors who wish to invest in the Fund directly. These investors may obtain the subscription order form necessary to open an account by telephoning the Fund at either 212-830-5220 (within New York State) or at 800-241-3263 (toll free outside New York State).

     All shareholders will receive from the Fund a monthly statement listing the total number of shares of the Fund owned as of the statement closing date, purchases and redemptions of shares of the Fund during the month covered by the statement and the dividends paid on shares of the Fund (including dividends paid in cash or reinvested in additional shares of the Fund).

   Initial Purchase of Shares

   Mail

     Investors may send a check made payable to the Fund along with a completed subscription order form to:

           Pax World Money Market Fund, Inc.
           c/o Reich & Tang Funds
           600 Fifth Avenue-8th Floor
           New York, New York 10020

     Checks are accepted subject to collection at full value in United States currency. Payment by a check drawn on any member bank of the Federal Reserve System can normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds and to be invested in Fund shares. An investor's subscription will not be accepted until the Fund receives Federal Funds. Prospective shareholders who wish to register their account in the name of a beneficiary for the purposes of transferring their account upon their death may do so subject to the following understanding: the laws of the state listed as the shareholder's address at the time of registration shall govern such transfer if such state has adopted the Uniform Transfer on Death Securities Registration Act; otherwise the Uniform Transfer on Death Securities Registration Act, as adopted by the State of Delaware shall apply.

   Bank Wire

     To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor should first obtain a new account number by telephoning the Fund at either 212-830-5220 (within New York State) or at 800-241-3263 (outside New York State) and then instruct a member commercial bank to wire money immediately to:

           The Bank of New York
           ABA #021000018
           Reich & Tang Funds
           DDA #8900403527
           For Pax World Money Market Fund, Inc.
           Account of (Investor's Name)
           Account #
           SS #/Tax I.D.#_____________________

     The investor should then promptly complete and mail the subscription order form.

     An investor planning to wire funds should instruct their bank so the wire transfer can be accomplished before 12:00 noon, Eastern Time, on the same day. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 12:00 noon, Eastern Standard Time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.

   Personal Delivery

     Deliver a check made payable to "Pax World Money Market Fund, Inc." along with a completed subscription order form to:

           Pax World Money Market Fund, Inc.
           c/o Reich & Tang Mutual Funds
           600 Fifth Avenue - 8th Floor
           New York, New York 10020

     Electronic Funds Transfers (EFT), Pre-authorized Credit and Direct Deposit Privilege

     You may purchase shares of the Fund (minimum of $100) by having salary, dividend payments, interest payments or any other payments designated by you, or by having federal salary, social security, or certain veteran's military or other payments from the federal government, automatically deposited into your Fund account. You can also have money debited from your checking account. To enroll in any one of these programs, you must file with the Fund a completed EFT Application, Pre-authorized Credit Application, or a Direct Deposit Sign-Up Form for each type of payment that you desire to include in the Privilege. The appropriate form may be obtained from your broker or the Fund. You may elect at any time to terminate your participation by notifying in writing the appropriate depositing entity and/or federal agency. Death or legal incapacity will automatically terminate your participation in the Privilege. Further, the Fund may terminate your participation upon 30 days' notice to you.

   Subsequent Purchases of Shares

     Subsequent purchases can be made either by bank wire or by personal delivery, as indicated above, or by mailing a check to:

           Pax World Money Market Fund, Inc.
           Mutual Funds Group
           P.O. Box 13232
           Newark, New Jersey 07101-3232

     There is a $100 minimum for each subsequent purchase. All payments should clearly indicate the shareholder's account number.

     Provided that the information on the subscription order form on file with the Fund is still applicable, a shareholder may re-open an account without filing a new subscription order form at any time during the calendar year the shareholder's account is closed or during the following calendar year.

   Redemption of Shares

     A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Class of the Fund following receipt by the Fund's transfer agent of the redemption order. Normally payment for redeemed shares is made on the Fund Business Day the redemption is effected, provided the redemption request is received prior to 12:00 noon, Eastern Time and on the next Fund
Business Day if the redemption request is received after 12:00 noon, Eastern Standard Time. However, redemption requests will not be effected unless the check (including a certified or cashier's check) used for investment has been cleared for payment by the investor's bank, currently considered by the Fund to occur within 15 days after investment. Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective.

     A shareholder's original subscription order form permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original subscription order form by transmitting a written direction to the Fund's transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guaranteed letter. When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature and guaranteed by an eligible guarantor institution which includes any domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Agents Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees which are not a part of these programs will not be accepted. The Transfer Agent reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution.

     There is no redemption charge, no minimum period of investment and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check or bank wire. Unless other instructions are given in proper form to the Fund's transfer agent, a check for the proceeds of a redemption will be sent to the shareholder's address of record. If a shareholder elects to redeem all the shares of the Fund he owns, all dividends credited to the shareholder up to the date of redemption are paid to the shareholder in addition to the proceeds of the redemption.

     The date of payment upon redemption may not be postponed for more than seven days after shares are tendered for redemption, and the right of redemption may not be suspended, except for (i) any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) (ii) any period during which the Securities and Exchange Commission determines that trading thereon is restricted, (iii) any period during which an emergency (as determined by the Securities and Exchange Commission) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (iv) for such other period as the Securities and Exchange Commission may by order permit for the protection of the shareholders of the Fund.

     The Fund has reserved the right to redeem the shares of any shareholder if the net asset value of all the remaining shares in the shareholders' or his Participating Organizations or Clearing Broker's account after a withdrawal is less than $500. Written notice of any such mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or the Fund may impose a monthly service charge of $10 on such accounts. For Participant Investor accounts, notice of a proposed mandatory redemption will be given only to the appropriate Participating Organization or Clearing Broker. The Participating Organization or Clearing Broker will be responsible for notifying the Participant Investor of the proposed mandatory redemption. During the notice period any shareholder who receives such a notice may (without regard to the normal $100 requirement for an additional investment) make a purchase of additional shares to increase his total net asset value at least to the minimum amount and thereby avoid such mandatory redemption.

   Written Requests

     Shareholders may make a redemption in any amount by sending a written request to:

           Pax World Money Market Fund, Inc.
           c/o Reich & Tang Funds
           600 Fifth Avenue-8th Floor
           New York, New York 10020

     All written requests for redemption must be signed by the shareholder with a signature guarantee. Normally, the redemption proceeds are paid by check and are mailed to the shareholder of record.

   Check Writing Privileges (Broker Service Class)

     By making the appropriate election on the subscription order form, a Broker Service Class Shareholder may request a supply of checks which may be used to effect redemptions from any one or more of the Classes of shares of the Fund in which the shareholder is invested. The checks will be issued in the shareholder's name and the shareholder will receive a separate supply of checks for each Class of shares of the Fund for which checks are requested. Checks may be drawn in any amount determined by the Clearing Broker for Broker Service Class Shareholders, and may be used like an ordinary commercial bank check except that they may not be certified. The checks are drawn on a special account maintained by the Fund with the agent bank. When a check is presented to the Fund's agent bank, it instructs the transfer agent to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. The canceled check is usually returned to the shareholder. The use of a check to make a withdrawal enables the Broker Service Class Shareholder in the Fund to receive dividends on the shares to be redeemed up to the Fund Business Day on which the check clears. Investors who purchase Fund shares by check may not receive their redemptions proceeds until the check has cleared, which could take up to 15 days following the date of purchase.

     There is no charge to the Broker Service Class Shareholder for checks provided by the Fund. The Fund reserves the right to impose a charge or impose a different minimum check amount in the future, if the Board of Directors determines that doing so is in the best interests of the Fund and its shareholders.

     Broker Service Class Shareholders electing the checking option are subject to the procedures, rules and regulations of the Fund's agent bank governing checking accounts. Checks drawn on a jointly owned account may, at the shareholder's election, require only one signature. Checks in amounts exceeding the value of the shareholder's account at the time the check is presented for payment will not be honored. Since the dollar value of the account changes daily, the total value of the account may not be determined in advance and the account may not be entirely redeemed by check. In addition, the Fund reserves the right to charge the shareholder's account a fee up to $20 for checks not honored as a result of an insufficient account value, a check deemed not negotiable because it has been held longer than six months, an unsigned check or a post-dated check. The Fund reserves the right to terminate or modify the check redemption procedure at any time or to impose additional fees following notification to the Fund's Broker Service Class Shareholders.

   Telephone (Institutional Class)

     The Fund accepts telephone requests for redemption from Institutional Class Shareholders who elect this option. The proceeds of a telephone redemption will be sent to the shareholder at his or her address or to his or her bank account as set forth in the subscription order form or in a subsequent signature guaranteed written authorization. Redemptions following an investment by check will not be effected until the check has cleared, which could take up to 15 days after investment. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service, and thus shareholders risk possible loss of dividends in the event of a telephone redemption not authorized by them. Telephone requests to wire redemption proceeds must be for amounts in excess of $1,000. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that Institutional Class Shareholders electing such option provide a form of personal identification. The failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for any losses incurred by investors due to unauthorized or fraudulent instructions. The telephone redemption option may be modified or discontinued at any time upon 60 days written notice to shareholders.

     A shareholder of Institutional Class shares making a telephone withdrawal should call the Fund at 212-830-5220; outside New York State at 800-241-3263 and state (i) the name of the shareholder appearing on the Fund's records, (ii) his or her account number with the Fund, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually, the proceeds are sent to the investor on the same Fund Business Day the redemption is effected, provided the redemption request is received prior to 12:00 noon, Eastern Standard Time and on the next Fund Business Day if the redemption request is received after 12:00 noon, Eastern Time.

   Systematic Withdrawal Plan
-------------------------------------------------------------------------------

     Shareholders may elect to withdraw shares and receive payment from the Fund of a specified amount of $50 or more automatically on a monthly or quarterly basis. The monthly or quarterly withdrawal payments of the specified amount are made by the Fund on the 23rd day of the month. Whenever such 23rd day of the month is not a Fund Business Day, the payment date is the Fund Business Day preceding the 23rd day of the month. In order to make a payment, a number of shares equal in aggregate net asset value to the payment amount are redeemed at their net asset value on the Fund Business Day immediately preceding the date of payment. To the extent that the redemptions to make plan payments exceed the number of shares purchased through reinvestment of dividends and distributions, the redemptions reduce the number of shares purchased on original investment, and may ultimately liquidate a shareholder's investment.

     The election to receive systematic withdrawal payments may be made at the time of the original subscription by so indicating on the subscription order form for Institutional Class Shareholders or by so indicating on the appropriate form from their Clearing Broker for Broker Service Class Shareholders. The election may also be made, changed or terminated at any later time by sending a signature guaranteed written request to the transfer agent.

   Exchange Privilege
--------------------------------------------------------------------------------

     Shareholders of the Fund are entitled to exchange some or all of their shares in the Fund for shares of the Pax World Balanced Fund, Inc., the Pax World Growth Fund, Inc., or the Pax World High Yield Fund, Inc. as well as certain other investment companies which retain Pax World Management Corp. as its investment adviser or sub-adviser and which participate in the exchange privilege program with the Fund. If only one class of shares is available in a particular fund, the shareholder of the Fund is entitled to exchange his or her shares for the shares available in that fund. It is contemplated that this exchange privilege will be applicable to any new Pax World Mutual Funds.

     An exchange of shares in the Fund pursuant to the exchange privilege is, in effect, a redemption of Fund shares (at net asset value) followed by the purchase of shares of the investment company into which the exchange is made (at net asset value) and may result in a shareholder realizing a taxable gain or loss for Federal, state and local income tax purposes.

     There is no charge for the exchange privilege or limitation as to frequency of exchanges. The minimum amount for an exchange is $1,000, except that shareholders who are establishing a new account with an investment company through the exchange privilege must insure that a sufficient number of shares are exchanged to meet the minimum initial investment required for the investment company into which the exchange is being made.

     The exchange privilege provides shareholders of the Fund with a convenient method to shift their investment among different investment companies when they feel such a shift is desirable. The exchange privilege is available to shareholders resident in any state in which shares of the investment company being acquired may legally be sold. Shares may be exchanged only between investment company accounts registered in identical names. Before making an exchange, the investor should review the current prospectus of the investment company into which the exchange is to be made. Prospectuses may be obtained by contacting the Distributor at the address or telephone number set forth on the cover page of this Prospectus.

     Instructions for exchanges may be made by sending a signature guaranteed written request to:

           Pax World Fund Family
           c/o PFPC, Inc.
           400 Bellevue Parkway
           Wilmington, Delaware 19809

     or, for shareholders who have elected that option, by telephone. The Fund reserves the right to reject any exchange request and may modify or terminate the exchange privilege at any time.

   Dividends and Distributions
--------------------------------------------------------------------------------

     Each dividend and capital gains distribution declared by the Fund on its outstanding shares will, at the election of each shareholder, be paid either in cash or in additional shares of the same Class having an aggregate net asset value equal to the cash amount. The election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for, and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. If the shareholder makes no election, the Fund will make the distribution in shares. There is no sales or other charge in connection with the reinvestment of dividends and capital gains distributions.

     While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, the amount and timing of any such dividend or distribution depends on the realization by the Fund of income and capital gains from investments. Except as described herein, the Fund's net investment income (including any net realized short-term capital gains) will be declared as a dividend on each Fund Business Day. The Fund declares dividends for Saturdays, Sundays and holidays on the previous Fund Business Day. The Fund generally pays dividends monthly after the close of business on the last calendar day of each month or after the close of business on the previous Fund Business Day if the last calendar day of each month is not a Fund Business Day. Capital gains distributions, if any, will be made at least annually, and in no event later than 60 days after the end of the Fund's fiscal year. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

     Because the Broker Service Class shares bear the Shareholder Servicing Fee under the Plan, the net income of and the dividends payable to Broker Service Class shares will be lower than the net income of and dividends payable to the Institutional Class shares of the Fund. Dividends paid to each Class of shares of the Fund will, however, be declared and paid on the same days at the same times and, except as noted with respect to the Shareholder Servicing Fee payable under the Plan, will be determined in the same manner and paid in the same amounts.

   Tax Consequences
--------------------------------------------------------------------------------

     Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received including capital gain distributions.

     The shareholder's basis for its shares in the Fund will be its cost of the shares, including any fees or expenses. The sale of shares in the Fund will be the taxable disposition of an asset, with gain or loss recognized in an amount equal to the difference between the shareholder's tax basis for the shares and the proceeds received on the sale. Any loss realized on a taxable sale of shares within six months from the date of purchase will be treated as a long-term capital loss to the extent of any capital gains dividend received with respect to the shares. The exchange of shares of one Fund for shares of another Fund, if available, will also be treated as a taxable disposition of the shares exchanged, on which gain or loss will be recognized. In either case, loss recognition may be affected by the loss disallowance rules of the Internal Revenue Code (the "Code").

     The Fund has elected and intends to continue to qualify to be treated as a "regulated investment company" under the Code. To qualify as a regulated investment company, the Fund must meet certain requirements regarding its organization, investments and distributions. For each year in which the Fund qualifies as a regulated investment company, it will not be subject to federal income tax on income distributed to its shareholders in the form of dividends or capital gains distributions. Additionally, the

Fund will not be subject to a federal excise tax if the Fund distributes at least 98% of its ordinary income and 98% of its capital gain income within the required time periods. Dividends of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income. Ordinary income is currently subject to a maximum individual tax rate of 39.6%. Distributions of net long-term capital gains, if any, designated by the Fund as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by the shareholder. Capital gains realized by corporations are taxed at the same rate as ordinary income. However, long-term capital gains (gains on the sale or disposition of assets held for more than one year) realized by non-corporate shareholders are taxable at maximum rate of 20%. Dividends and distributions are treated in the same manner for federal income tax purposes whether shareholders receive cash or additional shares. The Fund expects that its distributions, as a result of its investment objectives, will consist primarily of ordinary income. A shareholder who elects to reinvest in additional shares will be treated for tax purposes as if it had received and reinvested the cash dividend.

     The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemption proceeds) paid to shareholders who have not complied with Internal Revenue Service regulations regarding the supplying of their taxpayer identification numbers and the reporting of income. In connection with this withholding requirement, a shareholder will be asked to certify on his or her application that the social security or tax identification number provided is correct and that the shareholder is not subject to 31% backup withholding for previous underreporting to the IRS.

     Foreign shareholders may be subject to special withholding requirements. Foreign shareholders should consult their tax advisors about the federal, state and local tax consequences in their particular circumstances.

     State and local taxes may differ from the federal consequences discussed above.

   V. DISTRIBUTION ARRANGEMENTS

   Rule 12b-1 Fees
--------------------------------------------------------------------------------

     Investors do not pay a sales charge to purchase shares of the Fund. However, the Fund pays fees in connection with the distribution of shares and for services provided to the Institutional Class and Broker Service Class shareholders. The Fund pays these fees from its assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     The Fund's Board of Directors has adopted a Rule 12b-1 distribution and service plan (the "Plan") and, pursuant to the Plan, the Fund and the Distributor have entered into a Distribution Agreement and a Shareholder Servicing Agreement.

     Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares and, for nominal consideration( i.e., $1.00) and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.

     Under the Shareholder Servicing Agreement, the Distributor receives, with respect to the Broker Service Class shares, a service fee equal to .25% per annum of the Broker Service Class shares' average daily net assets (the "Shareholder Servicing Fee") for providing personal shareholder services and for the maintenance of shareholder accounts. The fee is accrued daily and paid monthly. Any portion of the fee may be deemed to be used by the Distributor for payments to Clearing Brokers with respect to their provision of such services to their clients or customers who are shareholders of the Broker Service Class shares of the Fund.

     The Plan and the Shareholder Servicing Agreement for the Broker Service Class provide that, in addition to the Shareholder Servicing Fee, the Fund will pay for (i) telecommunications expenses including the cost of dedicated lines and CRT terminals, incurred by the Distributor or Clearing Broker in carrying out their obligations under the Shareholder Servicing Agreement with respect to Broker Service Class shares and (ii) preparing, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing application forms for shareholder accounts.

     The Plan provides that the Adviser and Sub-Adviser may make payments from time to time from their own resources, which may include the advisory fee, the sub-advisory fee and past profits for the following purposes: (i) to defray the costs of, and to compensate others, including Clearing Brokers with whom the Distributor has entered into written agreements, for performing shareholder servicing and related administrative functions on behalf of the Fund; (ii) to defray the cost of, and to compensate certain others, including Clearing Brokers for providing assistance in distributing the Broker Service Class shares; and
(iii) to pay the costs of printing and distributing the Fund's prospectus to prospective investors, and to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's shares. The Distributor may also make payments from time to time from its own resources, which may include the Shareholder Servicing Fee (with respect to the Broker Service Class shares) and past profits, for the purposes enumerated in
(i) above. The Distributor will determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Adviser, Sub-Adviser or Distributor for any fiscal year under either the Advisory Agreement or the Sub-Advisory Agreement, the Administrative Services Contract or the Shareholder Servicing Agreement in effect for that year.

IV. FINANCIAL HIGHLIGHTS

This financial highlights table is intended to help you understand the Fund's financial performance for the life of the Classes. Certain information reflects financial results for a single Institutional Class and Broker Service Class share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, for the fiscal years ended January 31, 2001, and January 31, 2000, and by other auditors for the fiscal period ended January 31, 1999. The report of PricewaterhouseCoopers LLP, along with the Fund's financial statements, are included in the Fund's annual report which is available upon request.

                                                INSTITUTIONAL   CLASS
                                    ----------------------------------------------------
                                                                          May 27, 1998
                                          Year              Year         (Commencement
                                         Ended             Ended          of Sales) to
                                    January 31, 2001  January 31, 2000  January 31, 1999
                                    ----------------  ----------------  ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value,
    beginning of period...........      $  1.00           $  1.00           $  1.00
                                        --------          --------          --------
Income from investment operations:
    Net investment income.........         0.061             0.049             0.034
Less distributions:
    Dividends from net
       investment income..........        (0.061)           (0.049)           (0.034)
                                        --------          --------          --------
Net asset value, end of period....      $  1.00           $  1.00           $  1.00
                                        ========          ========          ========
Total Return......................         6.26%             5.00%             3.45%+
Ratios/Supplemental Data
Net assets, end of period (000)...      $160,373          $122,213          $119,309
Ratios to average net assets:
    Expenses (net of fees waived).         0.35%             0.35%             0.35%*
    Net investment income.........         6.09%             4.89%             4.90%*
    Advisory and administrative
       services fees waived.......         0.09%             0.14%             0.25%*

* Annualized
+ Not Annualized

                                                   BROKER SERVICE CLASS
                                    ----------------------------------------------------
                                                                        January 13, 1999
                                          Year              Year         (Commencement
                                         Ended             Ended          of Sales) to
                                    January 31, 2001  January 31, 2000  January 31, 1999
                                    ----------------  ----------------  ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value,
   beginning of period............      $  1.00           $  1.00           $  1.00
                                        --------          --------          --------
Income from investment operations:
   Net investment income..........         0.056             0.044             0.002
Less distributions:
   Dividends from net
     investment income............        (0.056)           (0.044)           (0.002)
                                        --------          --------          --------
Net asset value, end of period....      $  1.00           $  1.00           $  1.00
                                        ========          ========          ========
Total Return......................         5.78%             4.53%             0.22%+
Ratios/Supplemental Data
Net assets, end of period (000)...      $  4,028          $  1,185          $     70
Ratios to average net assets:
   Expenses (net of fees waived)..         0.80%             0.80%             0.80%*
   Net investment income..........         5.71%             4.51%             4.16%*
   Advisory and administrative
     services fees waived.........         0.09%             0.14%             0.25%*

* Annualized
+ Not Annualized


                                     _______
                                      P A X
                                      WORLD
                                      MONEY
                                     MARKET
                                     F U N D
                                     _______

                                   PROSPECTUS
                    INSTITUTIONAL CLASS/BROKER SERVICE CLASS

                                  May 31, 2001


________________________________________________________________________________

Pax World Money Market Fund, Inc.               P A X   [Graphic Omitted]
A Socialy Responsible Fund                      WORLD
                                                FUND
                                                FAMILY
Investment Adviser -                              222 State Street
Pax World Management Corp.                        Portsmouth, NH  03801-3853
222 State Street                                   www.paxfund.com
Portsmouth, NH  03801-3853

Investment Sub-Adviser -
Reich & Tang Asset Management, LLC          For General Fund Information and/or
600 Fifth Avenue                            Shareholder Account Information,
New York, NY  10020                               please call: 1-800-241-3263

Transfer and Dividend Disbursing Agent -
Reich & Tang Services, Inc.
600 Fifth Avenue
New York, NY  10020

General Counsel-
Paul, Hastings, Janofsky & Walker LLP
399 Park Avenue
New York, NY  10022                All Account Inquiries should be addressed to:
                                             Pax World Money Market Fund, Inc.
                                                  c/o Reich & Tang Funds
                                              600 Fifth Avenue - 8th Floor
                                                  New York, NY  10020

                                [graphic omitted]
                      Printed in the USA on recycled paper


    A Statement of Additional Information (SAI) dated May 31, 2001, includes additional information about the Fund and its investments and is incorporated by reference into this Prospectus. Further information about Fund investments is available in the Annual and Semi-Annual shareholder reports. You may obtain the SAI and the Annual and Semi-Annual Reports and material incorporated by reference without charge by calling the Fund at 1-800-767-1729. To request other information, please call your financial intermediary of the Fund.

        A  current  SAI  had  been  filled  with  the  Securities  and  Exchange
Commission. You may visit the EDGAR database on the Securities and Exchange Commission's Internet website (http:\\www.sec.gov) to view the SAI, material incorporated by reference and other information. Copies of the information may be obtained, after paying a duplicating fee, by sending an electronic request to publicinfo@sec.gov. These materials can also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. In addition, copies of these materials may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.


811-8591                                                              PAXI&B501P

  Prospectus


  Pax World Money
  Market Fund, Inc.



 MMA Praxis Class



 May 31, 2001


 A money market fund whose investment objective is to maximize current income to the extent consistent with preservation of capital, maintenance of liquidity and stability of principal. The Fund will seek to achieve this objective by investing in short-term obligations of issuers that produce goods and services that improve the quality of life and that are not to any degree engaged in manufacturing defense or weapons-related products.





       The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.



[logo omitted]


   TABLE OF CONTENTS

   3  Risk/Return Summary: Investments,                     8  Management, Organization and Capital
   5  Fee Table                                             9  Shareholder Information
   6  Investment Objective, Principal Investment           18  Distribution Arrangements

        Strategies and Related Risks                       20  Financial Highlights



I. RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE


Investment Objective
--------------------------------------------------------------------------------

     The Fund seeks to maximize current income to the extent consistent with preservation of capital, maintenance of liquidity and stability of principal. There can be no assurance that the Fund will achieve its investment objective.


Principal Investment Strategies
--------------------------------------------------------------------------------


     The Fund is committed to making a contribution to world peace through investment in companies that produce goods and services that improve the quality of life. Therefore, the Fund seeks to invest in industries such as healthcare, education, housing, food, retail, pollution control and leisure time and exclude investments in the military, liquor, tobacco and gambling industries.



     The  Fund  intends  to  achieve  its  investment   objective  by  investing
principally in short-term, high quality debt instruments including:

(i)      high quality commercial paper;

(ii)     repurchase agreements; and

(iii)    bank certificates of deposit.


     The Fund is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of $1.00 per share.


Principal Risks
--------------------------------------------------------------------------------

o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

o The value of the Fund's shares and the securities held by the Fund can each decline in value.

o The amount of income the Fund generates will vary with changes in prevailing interest rates.

o An investment in the Fund is not a bank deposit and is not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

o If a vendor defaults on its repurchase obligation pursuant to a repurchase agreement, the Fund might lose money to the extent proceeds from the sale of collateral are less than the repurchase price. If the vendor files for bankruptcy, the Fund may be delayed or incur costs in selling the collateral.

o The Fund's policy to invest in issuers that produce goods and services that improve the quality of life and to sell any investments which are found to violate this policy may result in (i) the Fund foregoing certain higher yielding investments or (ii) the Fund having to sell an investment at a time when it is disadvantageous to do so.


Risk/Return Bar Chart and Table
--------------------------------------------------------------------------------


     The following bar chart and table may assist you in deciding whether to invest in the Fund. The bar chart shows the average annual total returns of the Fund's MMA Praxis Class of shares for the last calendar year. The table shows the average annual total returns of the MMA Praxis Class for the one year and since inception periods ended December 31, 2000. While analyzing this information, please note that the Fund's past performance is not an indicator of how the Fund will perform in the future.



     The  Fund's  current  7-day  yield  may be  obtained  by  calling  the Fund
toll-free  at   1-800-9-PRAXIS   or  by  checking  the  MMA  Praxis  website  at
http://www.mmapraxis.com.

Pax World Money Market Fund, Inc. - MMA Praxis Class (1), (2), (3)

[GRAPHIC OMITTED]


Calendar Year End            % Total Return
=================            ==============

2000                          5.92%

--------------------------------------------------------------------------------

(1) As of March 31, 2001, the MMA Praxis Class shares of the Fund had a year-to-date return of 1.31%.

(2) For the Fund's MMA Praxis Class, the highest quarterly return was 1.54% for the quarter ended September 30, 2000; the lowest quarterly return was 1.32% for the quarter ended March 31, 2000.


(3) Participating Organizations may charge a fee to investors for purchasing and redeeming shares. Therefore, the net return to such investors may be less than the net return by investing in the Fund directly.





 Average Annual Total Returns -


 Pax World Money Market Fund, Inc.


                                                         MMA Praxis Class
                                                         ----------------



 For the periods ended December 31, 2000


       One Year                                               5.92%
       Since Inception*                                       5.80%






* The inception date (Commencement of Sales) for the MMA Praxis Class of shares was October 12, 1999.

                                    FEE TABLE
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the MMA Praxis Class of the Fund.


                                                           MMA Praxis Class





Annual Fund Operating Expenses


(expenses that are deducted from Fund assets)



Advisory Fees..............................................         .15%
Distribution and Service (12b-1) Fees......................         .25%
Other Expenses.............................................         .51%
   Administration Fees..................................... .10%
                                                                   ------
Total Annual Fund Operating Expenses.......................         .91%
                                                                   =====

----------

  The Adviser has voluntarily waived 0.09% of the Advisory Fee with respect to the MMA Praxis Class of shares during the past year. After such waiver, the Advisory Fee was 0.06%. The Distributor waived 0.22% of the Distribution and Service (12b-1) Fees. After such waiver, the Distribution and Service Fee was 0.03%. The actual Total Annual Fund Operating Expenses after such waivers were 0.60%. These fee waiver arrangements may be terminated at any time at the option of the Adviser, the Sub-Adviser and/or the Distributor, respectively.




Example
-------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds.


Assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:






                      1 year    3 years     5 years      10 years
                      ------    ---------   --------     --------


  MMA Praxis Class     $93       $291        $505        $1,120

II. INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES
     AND RELATED RISKS


Investment Objective
--------------------------------------------------------------------------------


     The Fund is a money market fund whose investment objective is to seek maximum current income to the extent consistent with preservation of capital, maintenance of liquidity and stability of principal. There is no assurance that the Fund will achieve its investment objective.



     The Fund's investment objective may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities that would be affected by such a change.


Principal Investment Strategies and Related Risks
--------------------------------------------------------------------------------

Social Criteria of Fund


     The Fund endeavors, consistent with its investment objective, to make a contribution to world peace through investment in companies that produce goods and services that improve the quality of life. For example, the Fund seeks to invest in such industries as health care, education, housing, food, retail, pollution control and leisure time, among others.


         The policy of the Fund is to exclude from its portfolio securities of:

     (i)  companies engaged in military activities,

     (ii) companies appearing on the United States Department of Defense list of 100 largest contractors (a copy of which may be obtained from the Office of the Secretary, Department of Defense, Washington, D.C. 20310) if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense,

     (iii)other companies contracting with the United States Department of Defense if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, and

     (iv) companies which derive revenue from the manufacture of liquor, tobacco and/or gambling products.



     In order to properly supervise a securities portfolio containing the limitations described above, care must be exercised to continuously monitor developments of the issuers whose securities are included in the Fund's portfolio. Developments and trends in the economy and financial markets are also considered, and the screening of many securities is required to implement the investment philosophy of the Fund. The Fund's investment adviser, Pax World
Management Corp., is responsible for such supervision and screening of the securities included in the Fund.

     If it is determined after the initial purchase by the Fund that the company's activities fall within the exclusion described above (either by acquisition, merger or otherwise), the securities of such company will be eliminated from the portfolio as soon thereafter as possible taking into consideration (i) any gain or loss which may be realized from such elimination,
(ii) the tax implications of such elimination, (iii) market timing, and the like. In no event, however, will such security be retained longer than six (6) months from the time the Fund learns of the investment disqualification. This requirement may cause the Fund to dispose of the security at a time when it may be disadvantageous to do so.


Generally



     In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations. The Fund will only invest in securities which are denominated in United States dollars. Other requirements pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in the Fund's portfolio, on a dollar-weighted basis, will be 90 days or less.



     The Fund will only invest in securities which have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or are unrated securities, but that have been determined by the Fund's Board of Directors to be of comparable quality.


     Subsequent to its purchase by the Fund, the quality of an investment may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If this occurs, the Board of Directors of the Fund shall reassess the security's credit risks and shall take such action as the Board of Directors determines is in the best interest of the Fund and its shareholders. Reassessment is not required, however, if the security is disposed of or matures within five business days after the investment adviser and sub-adviser become aware of the new rating and provided further that the Board of Directors is subsequently notified of the investment adviser's and sub-adviser's actions.


     The Fund's investment adviser and sub-adviser consider the following factors when buying and selling securities for the Fund: (i) availability of cash, (ii) redemption requests, (iii) yield management, (iv) credit management and (v) social criteria.


Investments


     The Fund intends to invest primarily in the following securities and transactions:


     Commercial Paper and Certain Debt Obligations: The Fund may purchase commercial paper or similar debt obligations. Commercial paper is generally considered to be short term, unsecured debt of corporations.


     Repurchase Agreements: The Fund may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Fund. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.


     Bank Obligations: The Fund may purchase certificates of deposit, time deposits and bankers' acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks. Certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate. Time deposits purchased by the Fund will not benefit from insurance from the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. The Fund limits its investments in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks to banks having total assets in excess of $1 billion or the equivalent in other currencies. The Fund limits its investments in obligations of domestic and foreign branches of foreign banks to dollar denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets.

Risks


     The Fund complies with industry-standard requirements on the quality, maturity and diversification of its investments which are designed to help maintain a $1.00 share price. A significant change in interest rates or a default on the Fund's investments could cause its share price (and the value of your investment) to change.


     If the seller of a repurchase agreement fails to repurchase the obligation in accordance with the terms of the agreement, the Fund may incur a loss to the extent that the proceeds it realizes on the sale of the underlying obligation are less than the repurchase price. Repurchase agreements may be considered loans to the seller of the underlying security. Income with respect to repurchase agreements is not tax-exempt. If bankruptcy proceedings are commenced with respect to the seller, the Fund's realization upon the collateral may be delayed or limited.





III.  MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE



     The Fund's investment adviser is Pax World Management Corp. (the "Adviser"), whose principal office is located at 222 State Street, Portsmouth, New Hampshire 03801. The Adviser was incorporated in 1970 under the laws of the State of Delaware. As of April 30, 2001, the Adviser had approximately $1.36 billion in assets under management by virtue of serving as the Adviser to the Fund, the Pax World Balanced Fund, Inc., the Pax World Growth Fund, Inc. and the Pax World High Yield Fund, Inc. The Adviser has one client other than the Fund, the Pax World Balanced Fund, Inc., the Pax World Growth Fund, Inc., and the Pax World High Yield Fund, Inc., although it may undertake to advise other clients in the future.



     Pursuant to the Advisory Agreement entered into between the Fund and the Adviser, the Adviser, subject to the supervision of the Board of Directors of the Fund, is responsible for determining whether contemplated investments satisfy the social responsibility criteria applied to the Fund and for overseeing the performance of the Sub-Adviser, Reich & Tang Asset Management, LLC. Under the Advisory Agreement, the Fund pays the Adviser an annual advisory fee of .15% of the Fund's average daily net assets. For the fiscal year ended January 31, 2001, the Fund paid the Adviser an advisory fee equal to .06% per annum of the Fund's average daily net assets.


     Reich & Tang Asset Management, LLC serves as the Sub-Adviser of the Fund under a Sub-Advisory Agreement. The Sub-Adviser is a Delaware limited liability company, with its principal office at 600 Fifth Avenue, New York, New York 10020. The Sub-Adviser, as of April 30, 2001, was investment manager, adviser or sub-adviser with respect to assets aggregating approximately $15.6 billion. The Sub-Adviser acts as manager or administrator of fourteen other registered investment companies and also advises pension trusts, profit-sharing trusts and endowments.


     Pursuant to the terms of a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser manages the Fund's portfolio of securities and makes the decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of the Fund and the determination of the Adviser that the contemplated investments satisfy the social responsibility criteria applied to the Fund. Under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser an annual management fee of .075% of the Fund's average daily net assets from its advisory fee.

     The advisory fees are accrued daily and paid monthly. The Adviser and Sub-Adviser, at their discretion, may voluntarily waive all or a portion of their respective advisory fees.


     Pursuant to an Administrative Services Contract, the Sub-Adviser performs clerical, accounting supervision and office service functions for the Fund. The Sub-Adviser provides the Fund with personnel to perform all other clerical and accounting type functions not performed by the Sub-Adviser. The Fund reimburses the Sub-Adviser for all of the Fund's operating costs and all the expenses incurred to conduct the Fund's affairs. The amount of such reimbursement must be agreed upon between the Fund and the Sub-Adviser.


     The Sub-Adviser, at its discretion, may voluntarily waive all or a portion of the administrative services fee and the operating expense reimbursement. For its services under the Administrative Services Agreement, the Sub-Adviser receives an annual fee of .10% of the Fund's average daily net assets. For the fiscal year ended January 31, 2001, the Fund paid the Sub-Adviser a fee for administrative services equal to .10% per annum of the Fund's average daily net assets.


     Any portion of the total fees received by the Adviser and Sub-Adviser and their past profits may be used to provide shareholder services and for distribution of Fund shares. (See "Distribution Arrangements" herein.) The fees are accrued daily and paid monthly.



     In addition, Reich & Tang Distributors, Inc., the Fund's Distributor, receives a servicing fee equal to .25% per annum of the average daily net assets of the MMA Praxis Class shares of the Fund under the Shareholder Servicing Agreement. The fees are accrued daily and paid monthly.


     Investment management fees and operating expenses, which are attributable to the four Classes of shares of the Fund, will be allocated daily to each Class of shares based on the percentage of shares outstanding for each Class at the end of the day.




IV. SHAREHOLDER INFORMATION


     The Fund sells and redeems its shares on a continuing basis at their net asset value and does not impose a sales charge for either sales or redemptions. All transactions in the Fund's MMA Praxis Class are effected through the Fund's MMA Praxis Class transfer agent which accepts orders for purchases and redemptions from the Distributor and from shareholders directly. With respect to the MMA Praxis Class, the minimum initial investment is $500. (See "Purchasing and Adding to Your Shares" herein.) The minimum amount for subsequent investments is $50 for all shareholders.


     The Fund has reserved the right to charge individual shareholder accounts for expenses actually incurred by such account for postage, wire transfers and certain other shareholder expenses, as well as to impose a monthly service charge for accounts whose balance falls below the minimum amount.


Pricing of Fund Shares
--------------------------------------------------------------------------------

     The net asset value of each Class of the Fund's shares is determined as of 12:00 noon, Eastern Time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except days on which the New York Stock Exchange is closed for trading (i.e., national holidays). The net asset value of a Class is computed by dividing the value of the Fund's net assets for such Class (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding for such Class. The Fund intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

     The Fund's portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold.



     Shares are issued as of the first determination of the Fund's net asset value per share for each Class made after receipt of the investor's purchase order. In order to maximize earnings on its portfolio, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as "Federal Funds"). The Fund does not accept a purchase order until an investor's payment has been converted into Federal Funds and is received by the Fund's MMA Praxis Class transfer agent. Orders accompanied by Federal Funds and received after 12:00 noon, Eastern Standard Time, on a Fund Business Day will result in the issuance of shares on the following Fund Business Day. Fund shares begin accruing income on the day the shares are issued to an investor. The Fund reserves the right to reject any purchase order for its shares. Certificates for Fund shares will not be issued to an investor.


Purchasing And Adding To Your Shares
--------------------------------------------------------------------------------


     You may purchase MMA Praxis Class shares of the Fund through the Distributor or through participating organizations, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through a participating organization, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your participating organization for specific information.



     All shareholders will receive from the MMA Praxis Class transfer agent, on behalf of the Fund, a quarterly statement listing the total number of shares of the Fund owned as of the statement closing date, purchases and redemptions of shares of the Fund during the quarter covered by the statement and the dividends paid on shares of the Fund (including dividends paid in cash or reinvested in additional shares of the Fund).


     All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. The Fund reserves the right to reject third-party checks.


     The Fund may waive the following minimum purchase requirements and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.


                                                       Minimum         Minimum
                                                       Initial        Subsequent
Account Type                                          Investment      Investment

Regular (non-retirement)                                 $500             $50
Retirement                                               $500             $50
Automatic Investment Plan                                $ 50             $50

Instructions For Opening Or Adding To An Account


By Regular Mail
---------------


How to make an Initial Investment in MMA Praxis Class shares:


1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.


2.   Make check, bank draft or money order payable to "MMA Praxis Mutual Funds."


3.   Mail to: MMA Praxis Mutual Funds, P.O. Box 182446, Columbus, OH 43218-2446.


How to make Subsequent Investments in MMA Praxis Class shares:


1. Use the investment slip attached to your account statement. Or, if unavailable,


2.   Include the following information on a piece of paper:


     o    Pax World Money Market Fund, Inc. and MMA Praxis Class


     o    Amount invested

     o    Account name

     o    Account number


     Include your account number on your check.


3.   Mail to: MMA Praxis Mutual Funds
              P.O. Box 182446
              Columbus, OH 43218-2446


By Overnight Service
--------------------


See instructions 1-2 above for subsequent investments.


3.  Send to:   MMA Praxis Mutual Funds
               c/o BISYS Fund Services
               Attn: T.A. Operations, 3435 Stelzer Road
               Columbus, OH 43219


Electronic Purchases
--------------------


    Your bank must participate in the Automated Clearing House (ACH) and must be a United States bank. Your bank or broker may charge for this service.


    Establish electronic purchase option on your account application or call 1-800-9-PRAXIS. Your account can generally be set up for electronic purchases within 15 days.


     Call 1-800-9-PRAXIS to arrange a transfer from your bank account.


     When an electronic purchase or sale is made through the Automated Clearing House (ACH), it may take up to eight days to clear.


By Wire Transfer
----------------


     Wire transfers allow financial institutions to send funds to each other, almost instantaneously.


Note: Your bank may charge a wire transfer fee.

For Initial and Subsequent Investments:
---------------------------------------


    Please call 1-800-9-PRAXIS for a confirmation number and instructions for returning your completed application and wiring instructions.


    Prior to instructing your bank to wire the funds, call 1-800-9-PRAXIS to advise us of the amount being transferred and the name of your bank.


     You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.


Automatic Investment Plan
-------------------------


     You can make automatic investments in the MMA Praxis Class of the Fund from your bank account. Automatic investments can be as little as $50, once you've invested the minimum required to open the account. You may elect at any time to terminate your participation by writing to the Fund at P.O. Box 182446, Columbus, OH 43218-2446. Death or legal incapacity will automatically terminate your participation. Further, the Fund may terminate your participation upon 30 days' notice to you.


To invest regularly from your bank account:

     o    Complete  the  Automatic  Investment  Plan  portion  on  your  Account
          Application.


Make sure you note:


     -    Your bank name, address and account number.


     -    The amount you wish to invest automatically (minimum $50).


     - How often you want to invest (every month, twice a month or 4 times a year).

     o    Attach a voided personal check.


Selling Your Shares
--------------------------------------------------------------------------------

     As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.


     You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its MMA Praxis Class transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See "General Policies on Selling Shares" below.


Instructions For Selling Shares


By Telephone (unless you have declined telephone sales privileges)
-------------------------------------------------------------------


1. Call 1-800-9-PRAXIS with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).


By Mail
-------


1.   Write a letter of instruction indicating:

     o    Your Fund and account number.

     o    Amount you wish to redeem.

     o    Address where your check should be sent.

     o    Account owner signature.


2.   Mail to: MMA Praxis Mutual Funds, P.O. Box 182446, Columbus, OH 43218-2446.


By Overnight Service
--------------------


     See instruction 1 above.

2. Send to: MMA Praxis Mutual Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.


Wire Transfer
-------------


You must indicate this option on your application.


Call 1-800-9-PRAXIS to request a wire transfer.


If you call by 12:00 noon Eastern Time, your payment will generally be wired on the same business day.


If you call by 4 p.m. Eastern Time, your payment will normally be wired to your bank on the next business day.


Note: Your financial institution may also charge a separate fee.


Automatic Withdrawal Plan
-------------------------


     You can receive automatic payments from your account monthly, quarterly or annually. The minimum withdrawal is $50. To activate this feature:

     o    Make  sure  you've  checked  the   appropriate   box  on  the  Account
          Application. Or call 1-800-9-PRAXIS.

     o    Include a voided personal check.

     o    Your   account  must  have  a  value  of  $10,000  or  more  to  start withdrawals.

     o If the value of your account falls below $500 due to your withdrawals, you may be asked to add sufficient funds to bring the account back to $500 within 60 days, or the Fund may close your account and mail the proceeds to you.


Check Writing Privileges
------------------------


    By making the appropriate election on the application form, an MMA Praxis Class shareholder may request a supply of checks which may be used to effect redemptions from the Fund. The checks will be issued in the shareholder's name. Checks may be drawn in any amount of $250 or more for MMA Praxis Class shareholders and may be used like an ordinary commercial bank check except that they may not be certified. The checks are drawn on a special account maintained by the Fund with the agent bank. When a check is presented to the Fund's agent bank, it instructs the Fund's MMA Praxis Class transfer agent to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. The use of a check to make a withdrawal enables the shareholder in the Fund to receive dividends on the shares to be redeemed up to the Fund Business Day on which the check clears. Investors who purchase Fund shares by check may not receive their redemption proceeds until the check has cleared, which could take up to 15 days following the date of purchase.


    Retirement accounts are not permitted check writing privileges. There is no charge to the shareholder for checks provided by the Fund. The Fund reserves the right to impose a charge or impose a different minimum check amount in the future, if the Board of Directors determines that doing so is in the best interest of the Fund and its shareholders.


    Shareholders electing the checking option are subject to the procedures, rules and regulations of the Fund's agent bank governing checking accounts. Checks drawn on a jointly owned account may, at the shareholder's election, require only one signature. Checks in amounts exceeding the value of the shareholder's account at the time the check is presented for payment will not be honored. Since the dollar value of the account changes daily, the total value of the account may not be determined in advance and the account may not be entirely redeemed by check. In addition, the Fund reserves the right to charge the shareholder's account a fee up to $20 for checks not honored as a result of an insufficient account value, a check deemed not negotiable because it has been held longer than six months, an unsigned check or a post-dated check. The Fund reserves the right to terminate or modify the check redemption procedure at any time or to impose additional fees following notification to the Fund's shareholders.

    An MMA Praxis Class shareholder must maintain a minimum $2,000 balance to be eligible to elect the check writing privilege. If an account balance falls below $2,000 for a non-retirement account only, the account will be charged a $10.00 administrative fee by the Fund's MMA Praxis Class transfer agent. This charge may be waived if the shareholder maintains at least $10,000 in all MMA Praxis funds, based upon shareholder accounts with common taxpayer identification numbers.


General Policies On Selling Shares


     A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of the MMA Praxis Class of the Fund following receipt by the Fund's MMA Praxis Class transfer agent of the redemption order. Normally, payment for redeemed shares is made on the Fund Business Day the redemption is effected, provided the redemption request is received prior to 12:00 noon, Eastern Time and on the next Fund Business Day if the redemption request is received after 12:00 noon, Eastern Time. However, redemption requests will not be effected unless the check (including a certified or cashier's check) used for investment has been cleared for payment by the investor's bank, currently considered by the Fund to occur within 15 days after investment. Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective.


Redemptions In Writing Required
-------------------------------



You must request redemptions in writing in the following situations:



     1. Redemptions from Individual Retirement Accounts ("IRAs"), 403(b) accounts and other qualified plans.


     2. Redemption requests requiring a signature guarantee, which include each of the following:

          o    Redemptions over $50,000.

          o Your account registration or the name(s) in your account has changed within the last 15 days.

          o    The check is not being mailed to the address on your account.

          o    The check is not being made payable to the owner of the account.

          o The redemption proceeds are being transferred to another Fund account with a different registration.


     A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, credit union, clearing agency, or savings association.


Verifying Telephone Redemptions
-------------------------------


     The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Fund's MMA Praxis Class transfer agent may be liable for losses due to unauthorized transactions.

Redemptions Within 15 Business Days Of Initial Investment
---------------------------------------------------------


     When you have made your initial investment by check, you cannot redeem any portion of it until the Fund's MMA Praxis Class transfer agent is satisfied that the check has cleared (which may require up to 15 days). You can avoid this delay by purchasing shares with a certified check.


Delayed Redemption Request
--------------------------


     The date of payment upon redemption may not be postponed for more than 7 days after shares are tendered for redemption, and the right of redemption may not be suspended, except for any period during which (i) the New York Stock Exchange is closed (other than customary weekend and holiday closings) (ii) any period during which the Securities and Exchange Commission determines that trading thereon is restricted, (iii) any period during which an emergency (as determined by the Securities and Exchange Commission) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (iv) for such other period as the Securities and Exchange Commission may by order permit for the protection of the shareholders of the Fund.



Closing Of Small Accounts
-------------------------


     If your Fund account falls below $500 due to your redemptions, the Fund may ask you to increase your balance. If it is still below $500 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.


Undeliverable Redemption Checks
-------------------------------


     For any shareholder who chooses to receive distributions in cash: If distribution checks are returned and marked as "undeliverable" or remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in your account in the Fund.


Exchanging Your Shares
--------------------------------------------------------------------------------

Instructions For Exchanging Shares


     You can exchange your shares in the MMA Praxis Class of the Fund for Class A shares of an MMA Praxis Mutual Fund (which are offered through a separate prospectus). No transaction fees are charged for exchanges. If you wish to exchange your MMA Praxis Class shares of the Fund, you may be required to pay any applicable front-end sales charge.


     You must meet the minimum investment requirements for the fund into which you are exchanging. Exchanges from one fund to another are taxable. Exchanges may be made by sending a signature guaranteed written request to MMA Praxis
Mutual Funds, P.O. Box 182446, Columbus, OH 43218-2446, or by calling 1-800-9-PRAXIS. Please provide the following information:

          o    Your name and telephone number.

          o    The exact name on your account and account number.

          o Taxpayer identification number (usually your Social Security number).

          o    Dollar value or number of shares to be exchanged.

          o The name of the Fund from which the exchange is to be made and the account number.

          o The name of the Fund into which the exchange is being made. If this is an existing account, please provide the account number.


         See "Selling Your Shares" for important information about telephone transactions.

Notes On Exchanges


     To prevent disruption in the management of the Fund, due to market timing strategies, exchange activity may be limited to 4 exchanges within a calendar year.


     The registration and tax identification numbers of the two accounts must be identical.


     The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.


     When exchanging from a fund that has no sales charge or a lower sales charge to a fund with a higher sales charge, you may pay the difference.


         Be sure to read carefully the Prospectus of any fund into which you wish to exchange shares.


MMA Praxis Individual Retirement Account ("IRA")
--------------------------------------------------------------------------------

     An MMA Praxis IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement programs. MMA Praxis IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis. MMA Praxis offers the following types of IRAs:


         oTraditional            oEducation


         oRoth                   oSimplified Employee Pension (SEP)


     A SEP/IRA may be established on a group basis by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions into IRAs on behalf of all eligible employees.


     All MMA Praxis IRA distribution requests must be made in writing to the Fund. Any additional deposits to an MMA Praxis IRA must distinguish the type and year of the contribution.


     For more information on an MMA Praxis IRA, or to request an MMA Praxis IRA application, call the Fund at 1-800-9-PRAXIS. Shareholders are advised to consult a tax adviser regarding IRA contribution and withdrawal requirements and restrictions.


Savings Incentive Match Plans For Employees (Simple IRA Plans)
--------------------------------------------------------------------------------

     An MMA Praxis SIMPLE IRA Plan gives employers the ability to offer tax-deferred IRA accounts to their employees that are funded with salary reduction contributions and employer matching or non-elective contributions.


403(b)(7) Defined Contribution Plan
--------------------------------------------------------------------------------

     An MMA Praxis 403(b)(7) Defined Contribution Plan offers employers that are tax-exempt organizations the ability to establish tax-deferred accounts for their employees that also permit salary reduction contributions.


Directed Dividends
--------------------------------------------------------------------------------

     A shareholder with an account having a current market value of at least $5,000 may elect to have all income dividends and capital gains distributions reinvested in an MMA Praxis Fund (provided the other fund is maintained at its minimum required balance). The entire directed dividend (100%) must be reinvested into the other fund if this option is chosen. This option is available only to the same shareholder involving funds with the same shareholder registration.

     The Directed Dividend Option may be modified or terminated by the Fund at any time after notice to the participating shareholders. Participation in the Directed Dividend Option may be terminated or changed by the shareholder at any time by writing the Fund's MMA Praxis Class transfer agent.


Automatic Voluntary Charitable Contributions To The Mennonite Foundation
--------------------------------------------------------------------------------

     The Mennonite Foundation, Inc. was organized as a not-for-profit, public foundation in 1952 and received 501(c)(3) tax status in 1953. The Foundation's primary purposes are to facilitate the missions of church institutions through a wide range of planned giving and asset management services, and to provide stewardship education seminars in church and other settings.


     In keeping with the socially responsible objectives of the Fund, MMA Praxis Class shareholders may elect to make automatic, voluntary contributions of all or a percentage of their income dividends and/or capital gains to The Mennonite Foundation, Inc. In order to make such an election, shareholders must elect to receive income dividends and/or capital gain distributions in cash. Shareholders may indicate their desire to contribute by completing the appropriate section of the account application regarding dividend elections. In order to qualify for the automatic charitable contributions plan, shareholders are required to maintain a minimum balance of $10,000 in the account from which voluntary contributions are made.


     The Foundation will manage contributions received from shareholders in the Foundation's "Charitable Gift Fund," under current operating procedures. Shareholders may advise the Foundation, with respect to their contributions, as to the identity of desired charitable distributees, and the possible timing and amounts of distributions. The Charitable Gift Fund has a minimum distribution amount of $100. The Foundation retains legal and equitable control of the
Charitable Gift Fund, and follows a published list of guidelines when determining whether to make a distribution. Shareholders with an account balance under $10,000 may also participate in The Mennonite Foundation Charitable Gift Fund by making contributions directly to the Foundation.


     In 1999, the Foundation disbursed approximately $20.9 million to church and charitable organizations.


     Contributions to the Foundation are charitable contributions, and subject to tax law limitations, are tax deductible on the itemized tax return of the contributor, although the contributor must nevertheless include in income the income dividends and/or capital gains contributed to the Foundation. Shareholders who contribute to the Foundation will receive an annual report of Foundation activities during the year.


     The directors of the Foundation serve in a voluntary capacity, and are not paid directly or indirectly for their service to the Foundation, except for expenses associated with directors' meetings.


     You may obtain additional information, including the operating procedures of the Charitable Gift Fund, by writing to The Mennonite Foundation, 1110 N. Main Street, P.O. Box 483, Goshen, Indiana 46528.


Charitable Gift Option
--------------------------------------------------------------------------------

     The Charitable Gift Option allows certain shareholders of the MMA Praxis Class of the Fund to designate all or any portion of their accounts to automatically be transferred to a church or charitable organization at the death of the shareholder. To participate in the Charitable Gift Option, shareholders should call 1-800-9-PRAXIS for more information and to receive the necessary enrollment forms. For a shareholder to change the Charitable Gift Option instructions or to discontinue the feature, a written request must be sent to the Fund's MMA Praxis Class transfer agent. It shall be the responsibility of the shareholder to ascertain the tax-exempt qualification of a receiving organization. Neither the Fund, nor the Fund's MMA Praxis Class transfer agent will verify the qualifications of any receiving organizations, or issue any charitable receipts. An investor should consult with his or her own tax counsel and estate planner as to the availability and tax and probate consequences of this feature of the Fund under applicable state or federal law.

Dividends and Distributions
--------------------------------------------------------------------------------

     Each dividend and capital gains distribution declared by the Fund on its outstanding shares will, at the election of each shareholder, be paid either in cash or in additional shares of the same Class having an aggregate net asset value equal to the cash amount of the dividend or capital gains distribution. The election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for, and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. If the shareholder makes no election, the Fund will make the distribution in shares. There is no sales or other charge in connection with the reinvestment of dividends and capital gains distributions.


     While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, the amount and timing of any such dividend or distribution depends on the realization by the Fund of income and capital gains from investments. Except as described herein, the Fund's net investment income (including any net realized short-term capital gains) will be declared as a dividend on each Fund Business Day. The Fund declares dividends for Saturdays, Sundays and holidays on the previous Fund Business Day. The Fund generally pays dividends monthly after the close of business on the last calendar day of each month or after the close of business on the previous Fund Business Day if the last calendar day of each month is not a Fund Business Day. Capital gains distributions, if any, will be made at least annually, and in no event later than 60 days after the end of the Fund's fiscal year. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.





Tax Consequences
--------------------------------------------------------------------------------


     Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received including capital gain distributions.


     The shareholder's basis for its shares in the Fund will be its cost of the shares, including any fees or expenses. The sale of shares in the Fund will be the taxable disposition of an asset, with gain or loss recognized in an amount equal to the difference between the shareholder's tax basis for the shares and the proceeds received on the sale. Any loss realized on a taxable sale of shares within six months from the date of purchase will be treated as a long-term capital loss to the extent of any capital gains dividend received with respect to shares. The exchange of shares of one Fund for shares of another Fund, if available, will also be treated as a taxable disposition of the shares exchanged, on which gain or loss will be recognized. In either case, loss recognition may be affected by the loss disallowance rules of the Internal Revenue Code (the "Code").


     The Fund has elected and intends to continue to qualify to be treated as a "regulated investment company" under the Code. To qualify as a regulated investment company, the Fund must meet certain requirements regarding its organization, investments and distributions. For each year in which the Fund qualifies as a regulated investment company, it will not be subject to federal income tax on income distributed to its shareholders in the form of dividends or capital gains distributions. Additionally, the Fund will not be subject to a federal excise tax if the Fund distributes at least 98% of its ordinary income and 98% of its capital gain income within the required period periods. Dividends of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income. Ordinary income is currently subject to a maximum individual tax rate of 39.6%. Distributions of net long-term capital gains, if any, designated by the Fund as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by the shareholder. Capital gains realized by corporations are taxed at the same rate as ordinary income. However, long-term capital gains (gains on the sale or disposition of assets held for more than one year) realized by non-corporate shareholders are taxable at a maximum rate of 20%. Dividends and distributions are treated in the same manner for federal income tax purposes whether shareholders receive cash or additional shares. The Fund expects that its distributions, as a result of its investment objectives, will consist primarily of ordinary income. A shareholder who elects to reinvest in additional shares will be treated for tax purposes as if it had received and reinvested the cash dividend.

     The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemption proceeds) paid to shareholders who have not complied with Internal Revenue Service regulations regarding the supplying of their taxpayer identification numbers and the reporting of income. In connection with this withholding requirement, a shareholder will be asked to certify on his or her application that the social security or tax identification number provided is correct and that the shareholder is not subject to 31% backup withholding for previous underreporting to the IRS.


     Foreign shareholders may be subject to special withholding requirements. Foreign shareholders should consult their tax advisors about the federal, state and local tax consequences in their particular circumstances.



     State and local taxes may differ from the federal consequences discussed above.



V. DISTRIBUTION ARRANGEMENTS


Rule 12b-1 Fees

--------------------------------------------------------------------------------



     Investors do not pay a sales charge to purchase shares of the Fund. However, the Fund pays fees in connection with the distribution of shares and for services provided to the MMA Praxis Class shareholders. The Fund pays these fees from its assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


     The Fund's Board of Directors has adopted a Rule 12b-1 distribution and service plan (the "Plan") and, pursuant to the Plan, the Fund and the Distributor have entered into a Distribution Agreement and a Shareholder Servicing Agreement.


     Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares and, for nominal consideration (i.e., $1.00), as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.


     Under the Shareholder Servicing Agreement, the Distributor receives, with respect to the MMA Praxis Class shares, a service fee equal to .25% per annum of the MMA Praxis Class shares' average daily net assets (the "Shareholder Servicing Fee") for providing personal shareholder services and for the maintenance of shareholder accounts. The fee is accrued daily and paid monthly.

     The Plan and the Shareholder Servicing Agreement for the MMA Praxis Class shares provide that the Fund will pay for (i) telecommunications expenses including the cost of dedicated lines and CRT terminals, incurred by the Distributor in carrying out its obligations under the Shareholder Servicing Agreement with respect to MMA Praxis Class shares and (ii) preparing, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing application forms for shareholder accounts.



     The Plan provides that the Adviser and Sub-Adviser may make payments from time to time from their own resources, which may include the advisory fee, the sub-advisory fee and past profits for the following purposes: (i) to defray the costs of, and to compensate others, for performing shareholder servicing and related administrative functions on behalf of the Fund; (ii) to defray the cost of, and to compensate certain others, for providing assistance in distributing the shares; and (iii) to pay the costs of printing and distributing the Fund's prospectus to prospective investors, and to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's shares. The Distributor may also make payments from time to time from its own resources, which may include the Shareholder Servicing Fee (with respect to MMA Praxis Class) and past profits, for the purposes enumerated in (i) above. The Distributor will determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Adviser, Sub-Adviser or Distributor for any fiscal year under either the Advisory Agreement or the Sub-Advisory Agreement, the Administrative Services Contract or the Shareholder Servicing Agreement in effect for that year.

VI. FINANCIAL HIGHLIGHTS



This financial highlights table is intended to help you understand the Fund's MMA Praxis Class financial performance for the life of the Class. Certain information reflects financial results for a single Class share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP. The report of PricewaterhouseCoopers LLP, along with the Fund's financial statements, are included in the annual Fund's report which is available upon request.



                                                       MMA PRAXIS
                                                          CLASS
                                        ----------------------------------------
                                                              October 12, 1999
                                               Year           (Commencement of
                                              Ended               Sales) to
                                        January 31, 2001      January 31, 2000
                                        ----------------      ----------------
Per Share Operating Performance:
(for a share outstanding
    throughout the period)

Net asset value,
    beginning of period...........          $  1.00               $  1.00
                                            --------              --------

Income from investment operations:
    Net investment income.........             0.058                 0.016

Less distributions:
    Dividends from net
       investment income..........            (0.058)               (0.016)
                                            --------              --------

Net asset value, end of period....          $  1.00               $  1.00
                                            ========              ========

Total Return......................             5.99%                 1.58%+

Ratios/Supplemental Data

Net assets, end of period (000)...          $ 10,164              $  4,131

Ratios to average net assets:
    Expenses (net of fees waived)......        0.60%                 0.60%*

    Net investment income.........             5.90%                 5.21%*

    Advisory, administrative services and
       shareholder servicing fees waived       0.31%                 0.39%*

    Expenses reimbursed...........             --                    1.21%*


* Annualized
+ Not Annualized

A Statement of Additional Information (SAI) dated May 31, 2001 includes additional information about the Fund and its investments and is incorporated by reference into this Prospectus. Further information about Fund investments is available in the Annual and Semi-Annual shareholder reports. You may obtain the SAI and the Annual and Semi-Annual Reports and material incorporated by reference without charge by calling the Fund at 1-800-9-PRAXIS. To request other information, please call your financial intermediary or the Fund.



A current SAI has been filed with the Securities and Exchange Commission. You may visit the EDGAR database on the Securities and Exchange Commission's Internet website (http://www.sec.gov) to view the SAI, material incorporated by reference and other information. Copies of the information may be obtained, after paying a duplicating fee, by sending an electronic request to publicinfo@sec.gov. These materials can also be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. In addition, copies of these materials may be obtained, upon payment of a duplicating fee, by writing the Public reference Section of the Commission, Washington, D.C. 20549-0102.




           Pax World Money Market Fund, Inc.
           MMA Praxis Class
           P.O. Box 182446
           Columbus, OH  43218-2446
           1-800-9-PRAXIS



Investment Company Act file no. 811-8591



2000305

[logo omitted]


PRINTED WITH
 SOY INK

 PAX WORLD MONEY                        600 Fifth Avenue, New York, NY 10020
 MARKET FUND, INC.                      (212) 830-5200
================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION

                                  May 31, 2001

      Relating to the Prospectuses for the Institutional Class and Broker
              Service Class Shares, the Individual Investor Class
            Shares, and the MMA Praxis Class Shares of the Pax World
                  Money Market Fund, Inc., dated May 31, 2001.

This Statement of Additional Information (SAI) is not a prospectus. This SAI expands upon and supplements the information contained in the current Prospectuses of the Institutional Class Shares and Broker Service Class Shares, the Individual Investor Class Shares and the MMA Praxis Class Shares of Pax World Money Market Fund, Inc. and should be read in conjunction with each respective Prospectus.

A Prospectus for each Class of Fund shares may be obtained from any Participating Organization or by writing or calling the Fund toll-free at 1-800-767-1729.

The Financial Statements of the Fund have been incorporated by reference into the SAI from the Fund's Annual Report. The Annual Report is available, without charge, upon request by calling the toll-free number provided. The material relating to the purchase, redemption and pricing of shares has been incorporated by reference to the Prospectus for each Class of shares.


This Statement of Additional Information is incorporated by reference into each Prospectus in its entirety.

                                Table of Contents
-------------------------------------------------------------------------------
Fund History................................................2     Purchase, Redemption and Pricing of Shares............17
Description of the Fund and Its Investments and Risks.......2     Taxation of the Fund..................................17
Management of the Fund......................................9     Underwriters..........................................18
Control Persons and Principal Holders of Securities........11     Calculation of Performance Data.......................18
Investment Advisory and Other Services.....................12     Financial Statements .................................19
Brokerage Allocation and Other Practices...................15     Description of Ratings................................20
Capital Stock and Other Securities.........................15
--------------------------------------------------------------------------------

I. FUND HISTORY

The Fund was incorporated on November 26, 1997 in the state of Maryland.

II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS


The Fund is an open-end, diversified management investment company. The Fund's investment objective is to seek as high a level of current income to the extent consistent with preservation of capital, maintenance of liquidity and stability of principal. No assurance can be given that these objectives will be achieved.


The following discussion expands upon the description of the Fund's investment objectives and policies in the Prospectus for each Class of shares.


Social Criteria of Fund

The policy of the Fund is to seek to invest in companies that are not to any degree engaged in manufacturing defense or weapons-related products. The policy of the Fund is to exclude from its portfolio securities of (i) companies engaged in military activities, (ii) companies appearing on the United States Department of Defense list of 100 largest contractors (a copy of which may be obtained from the Office of the Secretary, Department of Defense, Washington, D.C. 20310) if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, (iii) other companies contracting with the United States Department of Defense if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, and (iv) companies which derive revenue from the manufacture of liquor, tobacco and/or gambling products.

In order to properly supervise a securities portfolio containing the limitations described above, care must be exercised to continuously monitor developments of the companies whose securities are included in the Fund. Developments and trends in the economy and financial markets are also considered, and the screening of many securities is required to implement the investment philosophy of the Fund. The Advisor, Pax World Management Corp., is responsible for such supervision and screening of the securities included in the Fund.

A detailed description of the types and quality of the securities in which the Fund may invest is further described in each of the Fund's Prospectuses and is incorporated herein by reference.

The Fund may only purchase high quality money market instruments that have been determined by the Fund's Board of Directors to present minimal credit risks and that are First Tier Eligible Securities at the time of acquisition. The term First Tier Eligible Securities means securities which have or are deemed to have remaining maturities of 397 days or less and that are (i) rated in the highest short-term rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or in such categories by the only NRSRO that has rated the securities (collectively, the "Requisite NRSROs") (acquisition in the latter category must also be ratified by the Board of Directors); or (ii) unrated securities determined by the Fund's Board of Directors to be of comparable quality, (iii) a security otherwise meeting the requirements set forth in clauses (i) or (ii) and having a Guarantee, as such term is defined in Rule 2a-7 of the Investment Company Act of 1940, as amended (the "1940 Act"), which has received a rating from the Requisite NRSROs in the highest short-term rating category for debt obligations; (iv) a security issued by a registered investment company that is a money market fund; or (v) a government security. Where the issuer of a long-term security with a remaining maturity which would otherwise qualify it as a First Tier Eligible Security does not have rated short-term debt outstanding, the long-term security is treated as unrated but may not be purchased if it has a long-term rating from any NRSRO that is below the three highest long-term categories. A determination of comparability by the Board of Directors is made on the basis of its credit evaluation of the issuer, which may include an evaluation of a letter of credit, guarantee, insurance or other credit facility issued in support of the securities. While there are several organizations that currently qualify as NRSROs, two examples of NRSROs are Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("S&P"), and Moody's Investors Service, Inc. ("Moody's"). The two highest ratings by S&P and Moody's are "AAA" and "AA" by S&P in the case of long-term bonds and notes or "Aaa" and "Aa" by Moody's in the case of bonds; "SP-1" and "SP-2" by S&P or "MIG-1" and "MIG-2" by Moody's in the case of notes; and "A-1" and "A-2" by S&P or "Prime-1" and "Prime-2" by Moody's in the case of tax-exempt commercial paper. The highest rating in the case of variable and floating demand notes is "VMIG-1" by Moody's or "SP-1/AA" by S&P. Such instruments may produce a lower yield than would be available from less highly rated instruments.


All investments by the Fund will mature or will be deemed to mature within 397 days or less from the date of acquisition and the average maturity of the Fund portfolio (on a dollar-weighted basis) will be 90 days or less. The maturities of variable rate demand instruments held in the Fund's portfolio will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

Subsequent to its purchase by the Fund, a rated security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If this occurs, the Board of Directors of the Fund shall promptly reassess whether the security presents minimal credit risks and shall cause the Fund to take such action as the Board of Directors determines is in the best interest of the Fund and its shareholders. However, reassessment is not required if the security is disposed of or matures within five business days of the investment adviser and sub-adviser becoming aware of the new rating and provided further that the Board of Directors is subsequently notified of the investment adviser's and sub-adviser's actions.


In addition, in the event that a security (i) is in default, (ii) ceases to be a First Tier Eligible Security under Rule 2a-7 of the 1940 Act or (iii) is determined to no longer present minimal credit risks, or an event of insolvency occurs with respect to the issues of a portfolio security or the provider of any Guarantee, the Fund will dispose of the security absent a determination by the Fund's Board of Directors that disposal of the security would not be in the best interests of the Fund. Disposal of the security shall occur as soon as practicable consistent with achieving an orderly disposition by sale, exercise of any demand feature or otherwise. In the event of a default with respect to a security which immediately before default accounted for 1/2 of 1% or more of the Fund's total assets, the Fund shall promptly notify the SEC of such fact and of the actions that the Fund intends to take in response to the situation.

The Fund shall not invest more than 5% of the total market value of its assets (determined at the time of the proposed investment and giving effect thereto) in the securities of any one issuer other than the United States Government, its agencies or instrumentalities ("Government Securities").

The Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). For the Fund to qualify, at the close of each quarter of the taxable year, at least 50% of the value of its total assets must consist of cash, government securities, investment company securities and other securities. They must be limited in respect of any one issuer to not more than 5% in value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer. In addition, at the close of each quarter of its taxable year, not more than 25% in value of the Fund's total assets may be invested in securities of one issuer (however, this restriction does not apply to the Fund's investment in Government securities). The limitations described in this paragraph regarding qualification as a "regulated investment company" are not fundamental policies and may be revised if applicable Federal income tax requirements are revised. (See "Federal Income Taxes" herein.)


Description of Investments

The following discussion expands upon the description of the Fund's primary investments and also outlines other types of securities and transactions which, although not primary investments, the Fund is permitted to invest in.

Repurchase Agreements

When the Fund purchases securities, it may enter into a repurchase agreement with the seller wherein the seller agrees, at the time of sale, to repurchase the security at a mutually agreed upon time and price. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in United States government securities by the Federal Reserve Bank of New York. Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase will never be more than 397 days after the Fund's acquisition of the securities and normally will be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the security, and will not be related to the coupon rate of the purchased security. At the time the Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement, and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement. The Fund may engage in a repurchase agreement with respect to any security in which the Fund is authorized to invest, even though the underlying security may mature in more than one year. The collateral securing the seller's obligation must be of a credit quality at least equal to the Fund's investment criteria for the Fund securities and will be held by the Fund custodian or in the Federal Reserve Book Entry System.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller subject to the repurchase agreement and is, therefore, subject to the Fund's investment restrictions applicable to loans. It is not clear whether a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may result in the loss of interest or the decline in the price of the security. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, the sub-adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.


Commercial Paper and Certain Debt Obligations

The Fund may purchase commercial paper or short-term debt obligations that have been determined by the Fund's Board of Directors to present minimal credit risks and that are First Tier Eligible Securities at the time of acquisition, so that the Fund is able to employ the amortized cost method of valuation. Commercial paper generally consists of short-term unsecured promissory notes issued by corporations, banks or other borrowers.

Domestic and Foreign Bank Obligations


The Fund may purchase certificates of deposit, time deposits, commercial paper, bankers' acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks and corporate instruments supported by bank letters of credit. Certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate. Time deposits and certificates of deposit which may be held by the Fund will not benefit from insurance from the Federal Deposit Insurance Corporation (the "FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The Fund limits its investments in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks to banks having total assets in excess of $1 billion or the equivalent in other currencies. The Fund limits its investments in obligations of domestic and foreign branches of foreign banks to dollar-denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets and which are considered by the Fund's Board of Directors to be First Tier Eligible Securities at the time of acquisition. The Fund generally limits investments in bank instruments to (a) those which are fully insured as to principal by the FDIC or (b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion. However, the total assets of a bank will not be the sole factor determining the Fund's investment decisions and the Fund may invest in bank instruments issued by institutions which the Fund's Board of Directors believes present minimal credit risks.


U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations)

The Fund will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation on the Fund's investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligations is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Fund will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of the Fund's total assets at the time of purchase.

Eurodollar and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable domestic obligations of domestic issuers, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on those obligations, that the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, that there may be difficulties in enforcing a judgment against a foreign issuer or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

Since the Fund may contain Eurodollar and other foreign obligations issued by foreign governments, foreign and domestic banks and other foreign issuers, the Fund may be subject to additional investment risks with respect to those securities that are different in some respects from those incurred by a fund which invests only in debt obligations of the United States and domestic issuers, although such obligations may be higher yielding when compared to the securities of the United States and domestic issuers. In making foreign investments, therefore, the Fund will give appropriate consideration to the following factors, among others.

Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States. The issuers of some of these securities, such as bank obligations, may be subject to less stringent or different regulations than are United States issuers. In addition, there may be less publicly available information about a non-United States issuer and non-United States issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to United States issuers.

Because evidences of ownership of such securities usually are held outside the United States, the Fund will be subject to additional risks which include possible adverse political and economic developments, possible seizure or nationalization of foreign deposits and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities or might restrict the payment of principal and interest to the issuer, whether from currency blockage or otherwise.


Furthermore, some of these securities may be subject to stamp or other excise taxes levied by foreign governments, which have the effect of increasing the cost of such securities and reducing the realized gain or increasing the realized loss on such securities at the time of sale. Income earned or received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States, however, may reduce or eliminate such taxes. Pax World Management Corp. (the "Adviser") and Reich & Tang Asset Management, LLC (the "Sub-Adviser") will attempt to minimize such taxes by timing of transactions and other strategies, but there can be no assurance that such efforts will be successful. All such taxes paid by the Fund will reduce its net income available for distribution to shareholders. The Adviser and Sub-Adviser will consider available yields, net of any required taxes, in selecting foreign securities.


United States Government Securities


The Fund may purchase short-term obligations issued or guaranteed by agencies or instrumentalities of the United States Government the proceeds of which are earmarked for a specific purpose which complies with the investment objectives and policies of the Fund. These include issues of agencies and instrumentalities established under the authority of an act of Congress. These securities are not supported by the full faith and credit of the United States Treasury. Certain of these securities are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality. Although obligations of federal agencies and instrumentalities are not debts of the United States Treasury, in some cases payment of interest and principal on such obligations is guaranteed by the United States Government, e.g., obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration; in other cases payment of interest and principal is not guaranteed, e.g., obligations of the Federal Home Loan Bank System and the Federal Farm Credit Bank.


Variable Rate Demand Instruments

The Fund may purchase variable rate demand instruments. Variable rate demand instruments that the Fund will purchase are taxable municipal obligations or taxable debt obligations (variable amount master demand notes) that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal balance plus accrued interest at specified intervals upon a specified number of days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee, insurance or other credit facility issued with respect to such instrument.

The variable rate demand instruments in which the Fund may invest are payable on not more than thirty calendar days' notice either on demand or at specified intervals not exceeding one year depending upon the terms of the instrument. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and their adjustments are based upon the prime rate1 of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. The Fund will decide which variable rate demand instruments it will purchase in accordance with procedures prescribed by its Board of Directors to minimize credit risks. Utilizing the amortized cost method of valuation, the Fund may only purchase variable rate demand instruments if (i) the instrument is subject to an unconditional demand feature, exercisable by the Fund in the event of default in the payment of principal or interest on the underlying securities, which itself qualifies as a First Tier Eligible Security or (ii) the instrument is not subject to an unconditional demand feature but does qualify as a First Tier Eligible Security and has a long-term rating by the Requisite NRSROs in one of the two highest rating categories or, if unrated, is determined to be of comparable quality by the Fund's Board of Directors. If an instrument is ever deemed to be of less than high quality, the Fund either will sell it in the market or exercise the demand feature.

The variable rate demand instruments in which the Fund may invest include participation certificates purchased by the Fund from banks, insurance companies or other financial institutions in fixed or variable rate, taxable municipal obligations or taxable debt obligations (variable amount master demand notes) owned by such institutions or affiliated organizations. A participation certificate would give the Fund an undivided interest in the obligation in the proportion that the Fund's participation interest bears to the total principal amount of the obligation and provides the demand repurchase feature described below. Where the institution issuing the participation certificate does not meet the Fund's high quality standards, the participation certificate is backed by an irrevocable letter of credit or guaranty of a bank (which may be a bank issuing a confirming letter of credit, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the participation certificate or a bank serving as agent of the issuer with respect to the possible repurchase of the issue) or insurance policy of an insurance company that the Board of Directors of the Fund has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and, where applicable, draw on the letter of credit, guarantee or insurance after no more than 30 days' notice either on demand or at specified intervals not exceeding 397 days (depending on the terms of the participation), for all or any part of the full principal amount of the Fund's participation interest in the security, plus accrued interest. The Fund intends to exercise a demand only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Fund in order to make redemptions of the Fund shares, or (3) to maintain a high quality investment portfolio. The institutions issuing the participation certificates may retain a service and letter of credit fee (where applicable) and a


--------



1 The "prime rate" is generally the rate charged by a bank to its creditworthy customers for short-term loans. The prime rate of a particular bank may differ from other banks and will be the rate announced by each bank on a particular day. Changes in the prime rate may occur with great frequency and generally become effective on the date announced.

fee for providing the demand repurchase feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participation certificates were purchased by the Fund. The total fees generally range from 5% to 15% of the applicable "prime rate" or other interest rate index. With respect to insurance, the Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance, although the Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be an expense of the Fund subject to the expense limitation on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. The Sub-Adviser has been instructed by the Fund's Board of Directors to continually monitor the pricing, quality and liquidity of the variable rate demand instruments held by the Fund, including the participation certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Fund may subscribe. Although these instruments may be sold by the Fund, the Fund intends to hold them until maturity, except under the circumstances stated above.

While the value of the underlying variable rate demand instruments may change with changes in interest rates generally, the variable rate nature of the underlying variable rate demand instruments should minimize changes in value of the instruments. Accordingly, as interest rates decrease or securities increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed income securities. The Fund may contain variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Additionally, the Fund may contain variable rate demand participation certificates in fixed rate taxable municipal obligations and taxable debt obligations (the Fund will not acquire a variable note demand participation certificate in fixed rate taxable municipal obligations without an opinion of counsel). The fixed rate of interest on these obligations will be a ceiling on the variable rate of the participation certificate. In the event that interest rates increased so that the variable rate exceeded the fixed rate on the obligations, the obligations could no longer be valued at par and this may cause the Fund to take corrective action, including the elimination of the instruments. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable banks' prime rate, or other interest rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations or obligations of comparable quality with similar maturities.


For purposes of determining whether a variable rate demand instrument held by the Fund matures within 397 days from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of (1) the period required before the Fund is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment. The maturity of a variable rate demand instrument will be determined in the same manner for purposes of computing the Fund's dollar-weighted average portfolio maturity. If a variable rate demand instrument ceases to meet the investment criteria of the Fund, it will be sold in the market or through exercise of the repurchase demand.

When-Issued Securities

The Fund may purchase debt obligations offered on a "when-issued" or "delayed delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities takes place at a later date. Normally, the settlement date occurs within one month of the purchase of debt obligations; during the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. To the extent that assets of the Fund are not invested prior to the settlement of a purchase of securities, the Fund will earn no income; however, it is intended that the Fund will be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, it is intended that the Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a debt obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that the net asset value or income of the Fund's securities portfolios will be adversely affected by their purchase of debt obligations on a when-issued basis. The Fund will establish a segregated account in which it will maintain cash and marketable securities equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

Participation Interests


The Fund may purchase from banks participation interests in all or part of specific holdings of municipal or other debt obligations (including corporate loans). Where the institution issuing the participation does not meet the Fund's quality standards, the participation may be backed by an irrevocable letter of credit or guarantee that the Board of Directors has determined meets the prescribed quality standards of the Fund. Thus, even if the credit of the selling bank does not meet the quality standards of the Fund, the credit of the entity issuing the credit enhancement will meet such prescribed quality standards. The Fund will have the right to sell the participation interest back to the bank for the full principal amount of the Fund's interest in the municipal or debt obligation plus accrued interest, but only (1) as required to provide liquidity to the Fund, (2) to maintain the quality standards of the Fund's investment portfolio or (3) upon a default under the terms of the debt obligation. The selling bank may receive a fee from the Fund in connection with the arrangement. When purchasing bank participation interests, the Fund will treat both the bank and the underlying borrower as the issuer of the instrument for the purpose of complying with the diversification requirement of the investment restrictions discussed below.


Privately Placed Securities

The Fund may invest in securities issued as part of privately negotiated transactions between an issuer and one or more purchasers. Except with respect to certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act of 1933 (the "Securities Act") and securities subject to Rule 144A of the Securities Act which are discussed below, these securities are typically not readily marketable, and therefore are considered illiquid securities. The price the Fund pays for illiquid securities, and any price received upon resale, may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of privately placed securities by the Fund will reflect any limitations on their liquidity. As a matter of policy, the Fund will not invest more than 10% of the market value of the total assets of the Fund in repurchase agreements maturing in over seven days and other illiquid investments. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act, but can be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act. The Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act ("4(2) Paper"). However, the Fund will not invest more than 10% of its net assets in illiquid investments, which include securities for which there is no ready market, securities subject to contractual restriction on resale, certain investments in asset-backed and receivable-backed securities and restricted securities (unless, with respect to these securities and 4(2) Paper, the Fund's Directors continuously determine, based on the trading markets for the specific restricted security, that it is liquid). The Directors may adopt guidelines and delegate to the Sub-Adviser the daily function of determining and monitoring liquidity of restricted securities and 4(2) Paper. The Directors, however, will retain sufficient oversight and be ultimately responsible for the determinations.

Investment Restrictions

The Fund has adopted the following fundamental investment restrictions. They may not be changed without the approval by a majority vote of the Fund's outstanding shares. The term "majority vote of the Fund's outstanding shares" means the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The Fund may not:

(a) invest in securities of companies that have conducted operations for less than three years, including the operations of predecessors;

(b) invest in or hold securities of any issuer if, to the knowledge of the Fund, any officer or director of the Fund, the Adviser or the Sub-Adviser, individually owning beneficially more than 1/2 of 1% of the securities of the issuer, in the aggregate own more than 5% of the issuer's securities;


(c) (1) make investments for the purpose of exercising control over any issuer or other person; (2) purchase securities having voting rights at the time of purchase; (3) purchase securities of other investment companies, except in connection with a merger, acquisition, consolidation, reorganization or acquisition of assets; (4) invest in real estate, including real estate limited partnerships (other than debt obligations secured by real estate or interests therein or debt obligations issued by companies which invest in real estate or interests therein); (5) invest in commodities, commodity contracts, commodity options, interests and leases in oil, gas or other mineral exploration or development programs (the Fund may, however, purchase and sell securities of companies engaged in the exploration, development, production, refining, transportation and marketing of oil, gas or minerals); (6) purchase restricted securities in excess of the percentage limitations set forth in restriction (g) below; provided, however, that restricted securities shall not include privately placed securities that are exempt from registration under Section 4(2) or Rule 144A of the Securities Act of 1933, or purchase securities on margin; (7) make short sales of securities or intentionally maintain a short position in any security or write, purchase or sell puts, calls, straddles, spreads or any combination thereof; (8) act as an underwriter of securities or (9) issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any permitted borrowing;


(d) invest more than 25% of the value of the Fund's total assets in securities of companies in the same industry (excluding U.S. Government securities);

(e) invest more than 5% of the total market value of the Fund's assets (determined at the time of the proposed investment and giving effect thereto) in the securities of any one issuer other than the United States Government, its agencies or instrumentalities;

(f) invest more than 25% of the value of the Fund's total assets in securities of companies in the same industry (excluding United States government securities and certificates of deposit and bankers' acceptances of domestic banks) if the purchase would cause more than 25% of the value of the Fund's total assets to be invested in companies in the same industry (for the purpose of this restriction wholly-owned finance companies are considered to be in the industry of their parents if their activities are similarly related to financing the activities of their parents);

(g) acquire securities that are not readily marketable or repurchase agreements calling for resale within more than seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such illiquid securities;

(h) invest more than 5% of the Fund's assets in securities that are subject to underlying puts from the same institution, and no single bank shall issue its letter of credit and no single financial institution shall issue a credit enhancement covering more than 5% of the total assets of the Fund. However, if the puts are exercisable by the Fund in the event of default on payment of principal and interest on the underlying security, then the Fund may invest up to 10% of its assets in securities underlying puts issued or guaranteed by the same institution; additionally, a single bank can issue its letter of credit or a single financial institution can issue a credit enhancement covering up to 10% of the Fund's assets, where the puts offer the Fund such default protection;

(i) make loans, except that the Fund may purchase the debt securities described above under "Description of the Fund and its Investments and Risks" and may enter into repurchase agreements as therein described;

(j) borrow money, unless (i) the borrowing does not exceed 10% of the total market value of the assets of the Fund with respect to which the borrowing is made (determined at the time of borrowing but without giving effect thereto) and (ii) the money is borrowed from one or more banks as a temporary measure for extraordinary or emergency purposes or to meet unexpectedly heavy redemption requests; in addition the Fund will not make additional investments when borrowings exceed 5% of the Fund's net assets; and

(k) pledge, mortgage, assign or encumber any of the Fund's assets except to the extent necessary to secure a borrowing permitted by the foregoing clause made with respect to the Fund.

If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction.


III. MANAGEMENT OF THE FUND


The Fund's Board of Directors, which is responsible for the overall management and supervision of the Fund, employs Pax World Management Corp. to serve as Adviser to the Fund. Reich & Tang Asset Management, LLC serves as the Sub-Adviser of the Fund under a Sub-Advisory Agreement entered into between the Adviser and Sub-Adviser. Due to the services performed by the Sub-Adviser, the Fund currently has no employees and its officers are not required to devote full-time to the affairs of the Fund.


The Directors and Officers of the Fund, and their principal occupations for the past five years, are listed below. Unless otherwise indicated, the address of each such person is 600 Fifth Avenue, New York, New York 10020. Mr. Steven W. Duff, Director of the Fund, may be deemed an "interested person" of the Fund, as defined in the 1940 Act, on the basis of his affiliation with the Sub-Adviser.


Steven W. Duff, 47 - Director of the Fund, has been President of the Mutual Funds division of the Sub-Adviser since September 1994. Mr. Duff was formerly Director of Mutual Fund Administration at NationsBank with which he was associated from June 1981 to August 1994. Mr. Duff is President and Director/Trustee of 11 funds in the Reich & Tang Fund Complex, President of Back Bay Funds, Inc., and President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc.

Dr. W. Giles Mellon, 70 - Director of the Fund, is Professor of Business Administration in the Graduate School of Management, Rutgers University, with which he has been associated since 1966. His address is Rutgers University Graduate School of Management, 92 New Street, Newark, New Jersey 07102. Dr. Mellon is Director/Trustee of 11 other funds in the Reich & Tang Fund Complex.

Robert Straniere, 60 - Director of the Fund, has been a member of the New York State Assembly and a partner with Straniere & Straniere Law Firm since 1981. His address is 182 Rose Avenue, Staten Island, New York 10306. Mr. Straniere is also a Director/Trustee of 11 other funds in the Reich & Tang Fund Complex and a Director of Life Cycle Mutual Funds, Inc.

Dr. Yung Wong, 62 - Director of the Fund, was Director of Shaw Investment Management (U.K.) Limited from 1994 to October 1995 and formerly was a General Partner of Abacus Partners Limited Partnership (a general partner of a venture capital investment firm) from 1984 to 1994. His address is 29 Alden Road, Greenwich, Connecticut 06831. Dr. Wong is also a Director/Trustee of 11 other funds in the Reich & Tang Fund Complex, and is also a Trustee of Eclipse Financial Asset Trust.

Thomas W. Grant, 60 - President of the Fund, has been President of the Adviser since 1996 and President of H.G. Wellington & Co., Inc. since 1991. His address is 14 Wall Street, New York, New York 10005. Mr. Grant is also Vice Chairman of the Board and President of Pax World Balanced Fund, Inc. and the President and a Director of Pax World Growth Fund, Inc. and Pax World High Yield Fund, Inc.

Laurence A. Shadek, 51 - Executive Vice-President of the Fund, has been Chairman of the Board of the Adviser since 1996 and Executive Vice-President of H.G. Wellington & Co., Inc. since 1986. His address is 14 Wall Street, New York, New York 10005. Mr. Shadek is also Chairman of the Board of Pax World Balanced Fund, Inc., Pax World Growth Fund, Inc. and Pax World High Yield Fund, Inc.

Molly Flewharty, 50 - Vice President of the Fund, has been Vice President of the Mutual Funds division of the Sub-Adviser since September 1993. Ms. Flewharty was formerly Vice President of Reich & Tang, Inc. with which she was associated from December 1977 to September 1993. Ms. Flewharty is Vice President of 13 other funds in the Reich & Tang Fund Complex.

Richard De Sanctis, 44 - Treasurer of the Fund, has been Vice President and Treasurer of the Sub-Adviser since September 1993. Mr. De Sanctis was formerly Controller of Reich & Tang, Inc. from January 1991 to September 1993 and Vice President and Treasurer of Cortland Financial Group, Inc. and Vice President of Cortland Distributors, Inc. from 1989 to December 1990. Mr. De Sanctis is Treasurer of 13 other funds in the Reich & Tang Fund Complex and is Vice President and Treasurer of Cortland Trust, Inc.

Rosanne Holtzer, 36 - Assistant Treasurer of the Fund, has been Vice President of the Mutual Funds division of the Sub-Adviser since December 1997. Ms. Holtzer was formerly Manager of Fund Accounting for the Sub-Adviser with which she was associated from June 1986. She is Assistant Treasurer of 14 other funds in the Reich & Tang Fund Complex.

Directors of the Fund not affiliated with the Adviser or Sub-Adviser receive from the Fund an annual retainer of $1,000 and a fee of $250 for each meeting of the Board of Directors attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Directors who are affiliated with the Adviser or Sub-Adviser do not receive compensation from the Fund.

                               COMPENSATION TABLE

Name of Person,          Estimated Aggregate       Pension or Retirement      Estimated Annual      Total Compensation
Position                  Compensation From      Benefits Accrued as Part      Benefits Upon        from Fund and Fund
                     Registrant for Fiscal Year      of Fund Expenses            Retirement          Complex Paid to
                                                                                                       Directors*

W. Giles Mellon,
Director                      $2000                         0                       0               $56,250 (16 Funds)

Robert Straniere,
Director                      $2000                         0                       0               $56,250 (16 Funds)

Yung Wong,
Director                      $2000                         0                       0               $56,250 (16 Funds)



* The total compensation paid to such persons by the Fund and Fund Complex for the fiscal year ended January 31, 2001. The parenthetical number represents the number of investment companies (including the Fund) from which such person receives compensation that are considered part of the same Fund Complex as the Fund, because, among other things, they have a common investment adviser or sub-adviser.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

On April 30, 2001, there were 162,268,512 Institutional Class shares outstanding, 17,457,142 Broker Service Class shares outstanding, 18,483,058 Individual Investor Class shares outstanding and 11,552,311 MMA Praxis Class shares outstanding. As of April 30, 2001, the amount of shares owned by all officers and directors of the Fund, as a group, was less than 1% of the outstanding shares. Set forth below is certain information as to persons who owned 5% or more of any class of the Fund's outstanding shares as of April 30, 2001:

Name and Address                                       % of Class                    Nature of Ownership

Institutional Class

Pax World Management Corp.
222 State Street
Portsmouth, NH  03801                                   76.97%                          Beneficial

Fifth Third Bank
Fifth Third Center
MD #1090 F2
Cincinnati, OH  45263                                   21.85%                           Record

Broker Service Class

H.G. Wellington & Co., Inc.
for the Benefit of Pax World
Money Market Fund Customers
14 Wall Street
New York, NY  10005                                    100.00%                          Record

                                       11

Individual Investor Class

PFPC, Inc.
P.O. Box 8950
Wilmington, DE  19899
Attn:  Ray Werkmeister                                 100.00%                          Record

MMA Praxis Class

Bisys Funds Services Ohio Inc.
3435 Stelzer Road
Attn: MMA Praxis Operations
Columbus, OH  43219-3035                               100.00%                          Record


V. INVESTMENT ADVISORY AND OTHER SERVICES

The investment adviser for the Fund is Pax World Management Corp., a Delaware corporation incorporated in 1970 with principal offices at 222 State Street, Portsmouth, New Hampshire 03801-3853. As of April 30, 2001, the Adviser had approximately $1.36 billion in assets under management by virtue of serving as Adviser to the Pax World Balanced Fund, Inc., the Pax World Growth Fund, Inc. and the Pax World High Yield Fund, Inc. The Adviser has one other client other than the Fund, the Pax World Balanced Fund, the Pax World Growth Fund and the Pax World High Yield Fund, although it may undertake to advise other clients in the future.

The Sub-Adviser is a Delaware limited liability company with principal offices at 600 Fifth Avenue, New York, New York 10020. The Sub-Adviser, as of April 30, 2001, was investment manager, adviser or sub-adviser with respect to assets aggregating approximately $15.6 billion. The Sub-Adviser acts as investment manager and administrator of 14 investment companies and also advises pension trusts, profit sharing trusts and endowments.

The Sub-Adviser is a registered investment adviser whose origins date back to 1970. CDC IXIS Asset Management North America, L.P. ("CDCIAMNA") is the managing member and owner of a 99.5% membership interest in Reich & Tang Asset Management, LLC, a limited liability company. CDC IXIS Asset Management Holdings, LLC, wholly-owned by CDCIAMNA, is the owner of the remaining 0.5% membership interest in the Manager. CDCIAMNA's general partner, CDC IXIS Asset Management US, LLC ("CDCIAMUS"), is a wholly-owned subsidiary of CDC IXIS Asset Management US Corporation ("CDCIAMUSC"). CDCIAMUSC is the sole limited partner of CDCIAMNA. CDCIAMUSC is a wholly-owned subsidiary of CDC IXIS Asset Management S.A., a French company ("CDCIAM"). CDCIAM is majority-owned by CDC Finance-CDC IXIS and indirectly owned, through CDC Finance-CDC IXIS, Caisse Nationale des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC was created by French Government legislation and currently is supervised by the French Parliament.

The eighteen principal subsidiaries or affiliated asset management firms of CDCIANMA, collectively, have more than $134 billion in assets under management or administration as of March 31, 2001.

On January 25, 2001, and on July 25, 2000, respectively, the Board of Directors, including a majority of the directors who are not interested persons (as defined in the 1940 Act) of the Fund, the Adviser or the Sub-Adviser, approved the Investment Advisory Agreement (the "Advisory Agreement") and Sub-Advisory Agreement. The Advisory Agreement has a term that extends until January 31, 2002, and may be continued in force thereafter for successive twelve-month periods beginning each February 1, provided that such continuance is specifically approved annually by majority vote of the Fund's outstanding voting securities or by a majority of the Directors who are not parties to the Advisory Agreement or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter. The Sub-Advisory Agreement has an initial term that extends until January 31, 2002. After this initial term, this agreement may be continued in force for successive twelve-month periods beginning each February 1, provided that such continuance is specifically approved annually by majority vote of the Fund's outstanding voting securities or by a majority of the Directors who are not parties to the Sub-Advisory Agreement or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.

Pursuant to the terms of the Advisory Agreement, the Adviser, subject to the supervision of the Board of Directors of the Fund, is responsible for determining whether contemplated investments satisfy the social responsibility criteria applied to the Fund and overseeing the performance of the Sub-Adviser. Under the Advisory Agreement, the Fund will pay the Adviser an annual advisory fee of .15% of the Fund's average daily net assets (the "Advisory Fee"). The Adviser, at its discretion, may voluntarily waive all or a portion of the Advisory Fee. For the Fund's fiscal years ended January 31, 2001, January 31, 2000, and January 31, 1999, the Adviser received Advisory Fees totaling $239,369, $187,076, and $71,643 of which $143,061, $93,538 and $71,643 were waived, respectively.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser manages the Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of the Fund and the determination of the Adviser that the contemplated investments satisfy the social responsibility criteria applied to the Fund.


The Advisory and Sub-Advisory Agreements are terminable without penalty by the Fund on sixty days written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board of Directors who are not interested parties, or by the Adviser or Sub-Adviser on sixty days written notice, and will automatically terminate in the event of its assignment. The Advisory and Sub-Advisory Agreements provide that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or Sub-Adviser, or of reckless disregard of its obligations thereunder, the Adviser or Sub-Adviser shall not be liable for any action or failure to act in accordance with their duties thereunder.

For its services under the Sub-Advisory Agreement, the Sub-Adviser receives from the Adviser a fee equal to .075% per annum of the Fund's average daily net assets from its advisory fee (the "Sub-Advisory Fee"). The fees are accrued daily and paid monthly. The Sub-Adviser, at its discretion, may voluntarily waive all or a portion of the Sub-Advisory Fee. For the Fund's fiscal years ended January 31, 2001, January 31, 2000, and January, 31, 1999, the Sub-Adviser received Sub-Advisory Fees totaling $119,685, $93,538, and $35,822, of which $83,778, $0 and $35,822 were waived, respectively.

Investment Advisory fees and operating expenses which are attributable to each Class of the Fund will be allocated daily to each Class based on the percentage of outstanding shares at the end of the day. Additional shareholder services provided by Clearing Brokers to Broker Service Class shareholders and by Participating Organizations to Individual Investor Class and MMA Praxis Class shareholders pursuant to the distribution and service plan shall be compensated by Reich & Tang Distributors, Inc. (the "Distributor") from its shareholder servicing fee, and the Adviser and/or Sub-Adviser from their Advisory or Sub-Advisory Fee. Expenses incurred in the distribution and the servicing of Institutional Class shares shall be paid by the Adviser or Sub-Adviser.

Pursuant to the Administrative Services Agreement with the Fund, the Sub-Adviser also performs clerical, accounting supervision, office service and related functions for the Fund and provides the Fund with personnel to (i) supervise the performance of bookkeeping and related services by the Bank of New York, the Fund's bookkeeping or recordkeeping agent, (ii) prepare reports to and filings with regulatory authorities, and (iii) perform such other services as the Fund may from time to time request of the Sub-Adviser. The personnel rendering such services may be employees of the Sub-Adviser, its affiliates or other organizations. The Fund pays the Sub-Adviser for such personnel and for rendering such services at rates which must be agreed upon by the Fund and the Sub-Adviser, provided that the Fund does not pay for services performed by any such persons who are also officers of the members of the Sub-Adviser. It is intended that such rates will be the actual costs of the Sub-Adviser. The Fund also reimburses the Sub-Adviser for all of the Fund's operating costs, including rent, depreciation of equipment and facilities, interest and amortization of loans financing equipment used by the Fund and all of the expenses incurred to conduct the Fund's affairs. The amounts of such reimbursements must be agreed upon between the Fund and the Sub-Adviser. The Sub-Adviser, at its discretion, may voluntarily waive all or a portion of the administrative services fee and the operating expense reimbursement. For its services under the Administrative Services Agreement, the Sub-Adviser receives from the Fund a fee equal to .10% per annum of the Fund's average daily net assets. For the Fund's fiscal years ended January 31, 2001, January 31, 2000, and January 31, 1999, the Sub-Adviser received administration fees totaling $159,580, $124,717, and $47,762, of which $0, $76,210, and $0 were waived, respectively.


Any portion of the total fees received by the Sub-Adviser may be used to provide shareholder services and for distribution of Fund shares. (See "Distribution and Service Plan" herein.)

Distribution and Service Plan

The Fund's distributor is Reich & Tang Distributors, Inc., a Delaware corporation with principal offices at 600 Fifth Avenue, New York, New York 10020.


Pursuant to Rule 12b-1 under the 1940 Act, the Securities and Exchange Commission requires that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. The Fund's Board of Directors has adopted distribution and service plans pertaining to the Broker Service and Individual Investor Class and to the MMA Praxis Class (the "Plans"). Pursuant to the Plans, the Fund has entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Individual Investor Class and Broker Service Class) and a Distribution Agreement and Shareholder Servicing Agreement (with respect to the MMA Praxis Class) with the Distributor as distributor of the Fund's shares.

Under the Plans, the Fund and the Distributor will enter into a Shareholder Servicing Agreement with respect to the Fund's Individual Investor Class and Broker Service Class and with respect to MMA Praxis Class shares. For its services under the Shareholder Servicing Agreements (with respect to Individual Investor Class, Broker Service Class and MMA Praxis Class shares only), the Distributor receives from the Fund a fee equal to .25% per annum of the Individual Investor Class, Broker Service Class and MMA Praxis Class shares of the Fund's average daily net assets (the "Shareholder Servicing Fee") for providing personal shareholder services and for the maintenance of shareholder accounts. The fee is accrued daily and paid monthly and any portion of the fee may be deemed to be used by the Distributor for payments to Participating Organizations or Clearing Brokers with respect to servicing their clients or customers who are shareholders of the Individual Investor Class, Broker Service Class or MMA Praxis Class of the Fund. The Institutional Class shareholders do not receive the benefit of such services and, therefore, will not be assessed a Shareholder Servicing Fee.

For the Fund's fiscal year ended January 31, 2001, the amount payable to the Distributor under the Distribution and Service Plans and Shareholder Servicing Agreements adopted thereunder pursuant to Rule 12b-1 under the 1940 Act totaled $43,108 for the Individual Investor Class, none of which was waived, $6,884 for the Broker Service Class, none of which was waived, and $15,320 for the MMA Praxis Class, $13,457 of which was waived. During the same period, the Sub-Advisor and Distributor made total payments under the Plans to or on behalf of Participating Organizations of $110,205. The excess of such payments over the total payments the Distributor received by the Fund under the Plans represents distribution and servicing expenses funded by the Sub-Advisor from its own resources including the sub-advisory fee.

Of the total amount paid pursuant to the Plans, $10,929 was utilized for broker assistance payments with respect to the Broker Service Class only, $1,024 for compensation to sales personnel for the Broker Service Class, $163 for compensation to sales personnel for the Individual Investor Class, $364 for compensation to sales personnel for the MMA Praxis Class, $42,258 for promotional material for the Broker Service Class, $6,709 for promotional material for the Individual Investor Class, $15,018 for promotional material for the MMA Praxis Class, $505 for prospectus, application and miscellaneous printing for the Broker Service Class, $16,553 for prospectus, application and miscellaneous printing for the Individual Investor Class, $6,377 for prospectus, application and miscellaneous printing for the MMA Praxis Class, $6,806 for miscellaneous expenses for the Broker Service Class, $1,081 for miscellaneous expenses for the Individual Investor Class, and $2,419 for miscellaneous expenses for the MMA Praxis Class.

Under the Distribution Agreements, the Distributor, for nominal consideration and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any subscriptions and orders will not be binding on the Fund until accepted by the Fund as principal.

The Plans and the Shareholder Servicing Agreements provide that the Fund will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Participating Organizations or Clearing Brokers and Distributor in carrying out their obligations under the Shareholder Servicing Agreements with respect to the Fund's Individual Investor Class, Broker Service Class and MMA Praxis Class shares and (ii) preparing, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing subscription application forms for shareholder accounts.

The Plans provide that the Sub-Adviser may make payments from time to time from its own resources, which may include the sub-advisory fee and past profits for the following purposes: (i) to defray the costs of, and to compensate others, including Participating Organizations and Clearing Brokers with whom the Distributor has entered into written agreements for performing shareholder servicing and related administrative functions on behalf of the Fund; (ii) to defray the costs of, and to compensate others, including certain Participating Organizations and Clearing Brokers, for providing assistance in distributing the Fund's Individual Investor Class, Broker Service Class and MMA Praxis Class shares; and (iii) to pay the costs of printing and distributing the Fund's prospectus to prospective investors, and to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's shares. The Distributor may also make payments from time to time from its own resources, which may include the Shareholder Servicing Fee with respect to Individual Investor Class, Broker Service Class and MMA Praxis Class shares and past profits for the purpose enumerated in (i) above. The Sub-Adviser, at its expense, may also from time to time provide additional promotional incentives to Clearing Brokers or Participating Organizations who sell Fund shares. The Distributor will determine the amount of such payments made pursuant to the Plans, provided that such payments will not increase the amount that the Fund is required to pay to the Sub-Adviser and the Distributor for any fiscal year under the Sub-Advisory Agreement, the Administrative Services Contract or the Shareholder Servicing Agreements in effect for that year.

In accordance with Rule 12b-1, the Plans provide that all written agreements relating to the Plans entered into between either the Fund or the Distributor and Clearing Brokers or Participating Organizations or other organizations must be in a form satisfactory to the Fund's Board of Directors. In addition, the Plans require the Fund and the Distributor to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by the Fund and the Distributor pursuant to the Plans and identifying the distribution activities for which those expenditures were made.

The Plans were most recently approved on January 25, 2001, by the Board of Directors, including a majority of the Directors who are not interested persons (as defined in the 1940 Act) of the Fund or the Sub-Adviser, and shall continue until January 31, 2002. The Plans provide that they may continue in effect for successive annual periods provided they are approved by the Individual Investor Class, Broker Service Class and MMA Praxis Class shareholders or by the Board of Directors, including a majority of directors who are not interested persons of the Fund and who have no direct or indirect interest in the operation of the Plans or in the agreements related to the Plans. The Plans further provide that they may not be amended to increase materially the costs which may be spent by the Fund for distribution pursuant to the Plans without Individual Investor Class, Broker Service Class and MMA Praxis Class shareholder approval, and the other material amendments must be approved by the Directors in the manner described in the preceding sentence. The Plans may be terminated at any time by a vote of a majority of the disinterested Directors of the Fund or the Fund's Individual Investor Class, Broker Service Class or MMA Praxis Class shareholders.

Custodian and Transfer Agents

The Bank of New York, 100 Church Street, New York, NY 10286 is custodian for the Fund's cash and securities. Reich & Tang Services, Inc., 600 Fifth Avenue, New York, New York 10020 is transfer agent and dividend disbursing agent for the Institutional Class and Broker Service Class shares of the Fund. PFPC, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 is the transfer agent and dividend agent for Individual Investor Class shares of the Fund. BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, is the transfer agent for the MMA Praxis Class shares of the Fund. The custodian and transfer agents do not assist in, and are not responsible for, investment decisions involving assets of the Fund.

Counsel and Independent Accountants

Legal matters in connection with the issuance of shares of stock of the Fund are passed upon by Paul, Hastings, Janofsky & Walker LLP, 399 Park Avenue, New York, New York 10022.


PricewaterhouseCoopers  LLP,  1177 Avenue of the  Americas,  New York,  New York
10036,   independent  certified  public  accountants,   have  been  selected  as
independent accountants for the Fund.


VI. BROKERAGE ALLOCATION AND OTHER PRACTICES

The Fund's purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer, from banks and financial institutions or from an underwriter or market maker for the securities. There are usually no brokerage commissions paid for such purchases. The Fund has paid no brokerage commissions since its formation. Any transaction for which the Fund pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.


Allocation of transactions, including their frequency, to various dealers is determined by the Sub-Adviser in its best judgment and in a manner deemed in the best interest of shareholders of the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. No preference in purchasing portfolio securities will be given to banks or dealers that are Participating Organizations or Clearing Brokers.


Investment decisions for the Fund will be made independently from those for any other investment companies or accounts that may now be or may hereafter become managed by the Sub-Adviser or its affiliates. If, however, the Fund and other investment companies or accounts managed by the Sub-Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund and for other investment companies managed by the Sub-Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchasers or sellers.

No portfolio transactions are executed with the Sub-Adviser or its affiliates acting as principal. In addition, the Fund will not buy bankers' acceptances, certificates of deposit or commercial paper from the Sub-Adviser or its affiliates.

VII. CAPITAL STOCK AND OTHER SECURITIES


The authorized capital stock of the Fund, which was incorporated on November 26, 1997, in Maryland, consists of twenty billion shares of stock having a par value of one tenth of one cent ($.001) per share. Except as noted below, each share has equal dividend, distribution, liquidation and voting rights within the Fund and a fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. There are no conversion or pre-emptive rights in connection with any shares of the Fund. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares of the Fund are redeemable at net asset value, at the option of the shareholder.

The Fund is subdivided into four classes of shares of beneficial interest:
Institutional Class, Individual Investor Class, Broker Service Class and MMA Praxis Class. Each share, regardless of Class, will represent an interest in the same portfolio of investments and will have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications, designations and terms and conditions, except that: (i) each Class of shares will have different class designations; (ii) only the Individual Investor Class, Broker Service Class and MMA Praxis Class shares will be assessed a Shareholder Servicing Fee of .25% of the average daily net assets of the Individual Investor Class, Broker Service Class and MMA Praxis Class shares of the Fund, respectively, pursuant to the Rule 12b-1 Distribution and Service Plans of the Fund; (iii) only the holders of the Individual Investor Class, Broker Service Class and MMA Praxis Class shares will be entitled to vote on matters pertaining to the Plans and any related agreements applicable to that Class in accordance with provisions of Rule 12b-1; (iv) only the Broker Service Class shares will be assessed an additional sub-transfer agent accounting fee of
 .20% of the average daily net assets of the Broker Service Class shares of the Fund; and (v) the exchange privilege will permit shareholders to exchange their shares only for shares of a fund that participates in an Exchange Privilege Program with the Fund. Payments that are made under the Plans will be calculated and charged daily to the appropriate Class prior to determining daily net asset value per share and dividends/distributions.


Generally, all shares will be voted in the aggregate, except if voting by Class is required by law or the matter involved affects only one Class, in which case shares will be voted separately by Class. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of directors can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. The Fund's By-laws provide that the holders of a majority of the outstanding shares of the Fund present at a meeting in person or by proxy will constitute a quorum for the transaction of business at all meetings.


As a general matter, the Fund will not hold annual or other meetings of the Fund's shareholders. This is because the By-laws of the Fund provide for annual meetings only (a) for the election (or re-election) of Directors, (b) for approval of revised investment advisory agreements with respect to a particular class or series, (c) ratification of the selection of independent public accountants, (d) for approval of revisions to the Fund's Distribution Agreement with respect to a particular class or series and (e) upon the written request of holders of shares entitled to cast not less than 25% of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the 1940 Act including the removal of Fund Director(s) and communication among shareholders, any registration of the Fund with the Securities and Exchange Commission or any state, or as the Directors may consider necessary or desirable. Each Director serves until the next meeting of the shareholders called for the purpose of considering the election or re-election of such Director or of a successor to such Director, and until the election and qualification of his or her successor, elected at such a meeting, or until such Director sooner dies, resigns, retires or is removed by the vote of the shareholders.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES


The material relating to the purchase, redemption and pricing of shares in the prospectus for each Class of shares is located in the Shareholder Information section of each prospectus and is hereby incorporated by reference.


Net Asset Value

Pursuant to rules of the Securities and Exchange Commission, the Board of Directors has established procedures to stabilize the Fund's net asset value at $1.00 per share of each Class. These procedures include a review of the extent of any deviation of net asset value per share, based on available market rates, from $1.00. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than one year, will limit portfolio investments, including repurchase agreements, to those United States dollar-denominated instruments that the Fund's Board of Directors determines present minimal credit risks, and will comply with certain reporting and record-keeping procedures. The Fund has also established procedures to ensure that portfolio securities meet the quality criteria as provided in Rule 2a-7 of the 1940 Act. (See "Investment Objectives, Principal Investment Strategies and Related Risks" in the Prospectus.)

IX. TAXATION OF THE FUND

Federal Income Taxes

The Fund has elected and intends to continue to qualify to be treated as a regulated investment company under the Internal Revenue Code (the "Code"). To qualify as a regulated investment company, the Fund must distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses), and meet certain diversification of assets, source of income, and other requirements of the Code. By meeting these requirements, the Fund generally will not be subject to Federal income tax on its investment company taxable income distributed to shareholders or on its net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends and distributed to shareholders. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions will generally be taxed to shareholders as ordinary income. In determining the amount of net capital gains to be distributed, any capital loss carryover from prior years will be applied against capital gains to reduce the amount of distributions paid.

Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute for the calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years.

Generally, on the sale or exchange of obligations held for more than one year, gain realized by the Fund that is not attributable to accrued market discount will be long-term capital gain. However, gain on the disposition of a bond purchased at a market discount generally will be treated as ordinary income rather than capital gain, to the extent of the accrued market discount.

Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions from the Fund are not eligible for the dividends-received deduction available to corporations. Distributions of net capital gains, if any, designated by the Fund as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by the shareholder. All distributions are taxable to the shareholder whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

Upon the taxable disposition (including a sale or redemption) of shares of the Fund, a shareholder may realize a gain or loss, depending upon its basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Non-corporate shareholders are subject to tax at a maximum rate of 20% on capital gains resulting from the disposition of shares held for more than 12 months. A loss realized by a shareholder on the disposition of Fund shares with respect to which capital gains dividends have been paid will, to the extent of such capital gain dividends, also be treated as long-term capital loss if such shares have been held by the shareholder for six months or less.

Income received by the Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country, which may decrease the net return on foreign investments as compared to dividends and interest paid by domestic issuers. The Fund does not expect to be eligible to elect to allow shareholders to claim such foreign taxes as a credit against their U.S. tax liability.

The Fund is required to report to the Internal Revenue Service ("IRS") all distributions to shareholders except in the case of certain exempt shareholders. Distributions by the Fund (other than distributions to exempt shareholders) are generally subject to backup withholding of Federal income tax at a rate of 31% ("backup withholding") if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Fund or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, distributions (whether requested to be reinvested in additional shares or taken in cash) will be reduced by the amounts required to be withheld.

The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and the treatment of distributions under state and local income tax laws may differ from the Federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

X. UNDERWRITERS

The Fund sells and redeems its shares on a continuing basis at their net asset value and does not impose a sales charge. The Distributor does not receive an underwriting commission. In effecting sales of Fund shares under the Distribution Agreement, the Distributor, for nominal consideration (i.e., $1.00) and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any subscriptions and orders will not be binding on the Fund until accepted by the Fund as principal.


The Glass-Steagall Act and other applicable laws and regulations prohibit banks and other depository institutions from engaging in the business of underwriting, selling or distributing most types of securities. On November 16, 1999, President Clinton signed the Gramm-Leach-Bliley Act, repealing certain provisions of the Glass-Steagall Act which have restricted affiliation between banks and securities firms and amending the Bank Holding Company Act thereby removing restrictions on banks and insurance companies. In the opinion of the Sub-Adviser, however, based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the shareholder servicing and related administrative functions referred to above. The Fund's Board of Directors will consider appropriate modifications to the Fund's operations, including discontinuance of any payments then being made under the Plans to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services. It is not anticipated that the discontinuance of payments to such an institution would result in loss to shareholders or change in the Fund's net asset value. In addition, state securities laws on this issue may differ from the interpretations of Federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

XI. CALCULATION OF PERFORMANCE DATA


The Fund calculates a seven-day yield quotation using a standard method prescribed by the rules of the Securities and Exchange Commission. Under that method, the Fund's yield figures, which are based on a chosen seven-day period, are computed as follows: the Fund's return for the seven-day period is obtained by dividing the net change in the value of a hypothetical account having a balance of one share at the beginning of the period by the value of such account at the beginning of the period (expected to always be $1.00). This quotient is multiplied by (365/7) with the resulting annualized figure carried to the nearest hundredth of one percent. For purposes of the foregoing computation, the determination of the net change in account value during the seven-day period reflects (i) dividends declared on the original share and on any additional shares, including the value of any additional shares purchased with dividends paid on the original share, and (ii) fees charged to all shareholder accounts. Realized capital gains or losses and unrealized appreciation or depreciation of the Fund's portfolio securities are not included in the computation. Therefore annualized yields may be different from effective yields quoted for the same period.

The Fund's "effective yield" for each Class is obtained by adjusting its "current yield" to give effect to the compounding nature of the Fund's portfolio, as follows: the unannualized base period return is compounded and brought out to the nearest one hundredth of one percent by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = [(base period return +
1)365/7] - 1.

Although published yield information is useful to investors in reviewing the Fund's performance, investors should be aware that the Fund's yields fluctuate from day to day. The Fund's yields for any given period are not an indication, or representation by the Fund, of future yields or rates of return on the Fund's shares, and may not provide a basis for comparison with bank deposits or other investments that pay a fixed yield for a stated period of time. Investors who purchase the Fund's shares directly may realize a higher yield than shareholders purchasing through a Clearing Broker or Participating Organization because they will not be subject to any fees or charges that may be imposed by Clearing Brokers or Participating Organizations.


The Fund may from time to time advertise its tax equivalent current yield. The tax equivalent yield for each Class is computed based upon a 30-day (or one month) period ended on the date of the most recent balance sheet included in this Statement of Additional Information. It is computed by dividing that portion of the yield of the Fund (as computed pursuant to the formulae previously discussed) which is tax exempt by one minus a stated income tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax exempt. The tax equivalent yield for the Fund may also fluctuate daily and does not provide a basis for determining future yields.

The Fund may from time to time advertise a tax equivalent effective yield table which shows the yield that an investor would need to receive from a taxable investment in order to equal a tax-free yield from the Fund. This is calculated by dividing that portion of the Fund's effective yield that is tax-exempt by one minus a stated income tax rate and adding the quotient to that portion, if any, of the Fund's effective yield that is not tax-exempt.


The Fund's yield for the Institutional Class for the seven-day period ended January 31, 2001, was 5.86% which is equivalent to an effective yield of 6.04%. The Fund's yield for the Broker Service Class for the seven-day period ended January 31, 2001, was 5.42% which is equivalent to an effective yield of 5.56%. The Fund's yield for the Individual Investor Class for the seven-day period ended January 31, 2001, was 5.61% which is equivalent to an effective yield of 5.77%. The Fund's yield for the MMA Praxis Class shares for the seven-day period ended January 31, 2001, was 5.61% which is equivalent to an effective yield of 5.77%.


XII. FINANCIAL STATEMENTS


The audited financial statements for the Fund for the fiscal year ended January 31, 2001, and the report therein of PricewaterhouseCoopers LLP, are herein incorporated by reference to the Fund's Annual Report. The Annual Report is available upon request and without charge.

DESCRIPTION OF RATINGS*

Description of Moody's Investors Service, Inc.'s Two Highest Municipal Bond
Ratings:

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Con. ( c ): Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (i) earnings of projects under construction, (ii) earnings of projects unseasoned in operating experience, (iii) rentals which begin when facilities are completed, or (iv) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Description of Moody's Investors Service, Inc.'s Two Highest Ratings of State and Municipal Notes and Other Short-Term Loans:

Moody's ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Symbols used will be as follows:

MIG-1: Loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2: Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

Description of Standard & Poor's Rating Services Two Highest Debt Ratings:

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only to a small degree.

Plus ( + ) or Minus ( - ): The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Standard & Poor's does not provide ratings for state and municipal notes.

Description of Standard & Poor's Rating Services Two Highest Commercial Paper
Ratings:

A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Description of Moody's Investors Service, Inc.'s Two Highest Commercial Paper
Ratings:

Moody's employs the following designations, both judged to be investment grade, to indicate the relative repayment capacity of rated issues: Prime-1, highest quality; Prime-2, higher quality.

*        As described by the rating agencies.

                           PART C - OTHER INFORMATION

Item 23.        Exhibits.


*    (a)  Articles of Incorporation of the Registrant.

     (a.1)Articles Supplementary of the Registrant.

     (b)  Amended and Restated By-Laws of the Registrant.

     (c)  Not applicable.

**   (d.1)Form of  Advisory  Agreement  between  the  Registrant  and Pax World
          Management Corp.

     (d.2)Sub-Advisory  Agreement between Pax World Management Corp. and Reich &
          Tang Asset Management L.P.

     (e) Distribution Agreement between the Registrant and Reich & Tang Distributors, Inc.

     (e.1)Distribution  Agreement  between  the  Registrant  and  Reich  &  Tang
          Distributors, Inc. (relating to the MMA Praxis Class)

     (f)  Not applicable.

     (g)  Custody Agreement between the Registrant and The Bank of New York.

     (h) Administrative Services Agreement between the Registrant and Reich & Tang Asset Management L.P.

     (h.1)Transfer  Agency  Agreement  between   Registrant  and  Reich  &  Tang
          Services, Inc.

**   (i)  Opinion of Messrs. Battle Fowler LLP.

     (i.1)Consent of Paul, Hastings, Janofsky & Walker LLP to the use of their name in the Registration Statement.

     (j)  Consent of Independent Accountants.

     (k) Audited Financial Statements for the Fiscal Year ended January 31, 2001 (filed with the Annual Report on Form N-30D on March 28, 2001, and incorporated herein by reference.)

**   (l)  Written  assurance of Pax World  Management  Corp. that its purchase of shares of the Registrant was for investment purposes without any present intention of redeeming or reselling.

***  (m.1)Distribution  and  Service  Plan  pursuant  to Rule  12b-1  under  the
          Investment Company Act of 1940.

     (m.2)Distribution  Agreement  between  the  Registrant  and  Reich  &  Tang
          Distributors, Inc. (see Exhibit (e) above).

     (m.3)Shareholder  Servicing Agreement (relating to Broker Service Class and
          Individual Investor Class only) between the Registrant and Reich & Tang Distributors, Inc.

     (m.4)Distribution   and  Service  Plan  (relating  the  MMA  Praxis  Class)
          pursuant to Rule 12b-1 under the Investment Company Act of 1940 (see Exhibit (e.1) above).

     (m.5)Distribution  Agreement (relating to the MMA Praxis Class) between the
          Registrant and Reich & Tang Distributors, Inc. (see Exhibit (e.1) above).

     (m.6)Shareholder Servicing Agreement (relating to the MMA Praxis Class) between the Registrant and Reich & Tang Distributors, Inc.

***  (n)  Amendment No. 1 to 18f-3 Multi-Class Plan.

     (o)  Reserved.

     (p) There are no applicable Code of Ethics since the Registrant is a Money Market Fund.

----------

* Filed with Registration Statement No. 333-43587 on December 31, 1997, and incorporated by reference herein.

** Filed with Pre-Effective Amendment No. 1 to the Registration Statement No. 333-43587 on April 7, 1998, and incorporated by reference herein.

***  Filed with  Post-Effective  Amendment No. 3 to  Registration  Statement No.
     333-43587   on   July   14,   1999,   and    incorporated    by   reference
     herein.

Item 24. Persons controlled by or Under Common Control with the Registrant.


None.

Item 25. Indemnification.

Filed as Item 27 of Pre-Effective Amendment No. 1 to the Registration Statement No. 333-43587 on April 7, 1998 and incorporated herein by reference.

Item 26. Business and Other Connections of Investment Adviser.


       The business and other connections of the Advisor's directors and executive officers are as set forth below. Except as otherwise indicated, the principal business address of each person is 222 State Street, Portsmouth, NH 03801.




                      Position(s) Held With the
Name                           Adviser                              Principal Occupation(s)
----                  --------------------------                    -----------------------


Thomas W. Grant       President; Director                           President, Pax World Management Corp.; Vice Chairman of
                                                                    the Board and President, Pax World Balanced Fund, Inc.;
                                                                    President, Pax World Growth Fund, Inc.; President, Pax
                                                                    World Money Market Fund, Inc., President, H.G.
                                                                    Wellington & Co., Inc., President, Pax World High Yield
                                                                    Fund, Inc.


James M. Shadek       Senior Vice President for Social Research;    Senior Vice President for Social Research and Secretary
                      Secretary; Director                           Pax World Management Corp.; Treasurer, Pax World Growth
                                                                    Fund, Inc.; Treasurer, Pax World High Yield Fund, Inc.,
                                                                    Account Executive, H.G. Wellington & Co., Inc.


Laurence A. Shadek    Chairman of the Board; Director               Chairman of the Board, Pax World Management Corp.;
                                                                    Chairman of the Board, Pax World Balanced Fund, Inc.;
                                                                    Chairman of the Board, Pax World Growth Fund, Inc.;
                                                                    Chairman of the Board, Pax World High Yield Fund, Inc.,
                                                                    Executive Vice President, Pax World Money Market Fund,
                                                                    Inc.; Executive Vice President, H.G. Wellington & Co.,
                                                                    Inc.


         The description of Reich & Tang Asset Management, LLC ("RTAMLLC") under the caption "Management, Organization and Capital Structure" in the Prospectus and "Investment Advisory and Other Services" and "Management of the Fund" in the Statement of Additional Information constituting parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement are incorporated herein by reference.

         Reich & Tang Asset Management, LLC is a limited liability company that is a wholly-owned subsidiary of CDC IXIS Asset Management North America, L.P. ("CDCIAMNA"). CDCIAMNA is the managing member and owner of a 99.5% membership interest. CDC IXIS Asset Management Holdings, LLC, wholly-owned by CDCIAMNA, is the owner of the remaining 0.5% interest in Reich & Tang Asset Management, LLC.

     Peter S. Voss has been a Member of Reich & Tang Asset Management, LLC since March 2001. Mr. Voss was a Director of Reich & Tang Asset Management, Inc. from July 1994 and President from August 1994 to March 2001. Reich & Tang Asset Management, Inc. was the general partner of Reich & Tang Asset Management, L.P. (the predecessor of Reich & Tang Asset Management, LLC). He also is President and Chief Executive Officer of CDCIAMNA; a Director and the President and Chief Executive Officer of CDC IXIS Asset Management US, LLC ("CDCIAMUS"), the general partner of CDCIAMNA; and a Director and the President and Chief Executive Officer of CDC IXIS Asset Management US Corporation ("CDCIAMUSC"), the majority interest holder in CDCIAMNA and the sole interest holder in CDCIAMUS. Mr. Voss was President and Chief Executive Officer of Nvest Corporation and its general partner, Nvest, L.P., and Nvest, L.P.'s predecessor from October 1992 to October 2000. He was also Chairman of the Board of Directors of CDCIAMNA's subsidiaries other than Loomis, Sayles & Company, L.P. ("Loomis") and Back Bay Advisors, L.P., where he serves as a Director, and Chairman of the Board of Trustees of all of the mutual funds in the TNE Fund Group and the Zenith Funds, CDCIAMNA, CDCIAMUS, CDCIAMUSC and Back Bay Advisors, L.P. are located at 399 Boylston Street, Boston, MA 02116.

     G. Neal Ryland has been a Member of Reich & Tang Asset Management, LLC since March 2001. Mr. Ryland was a Director of Reich & Tang Asset Management, Inc. from July 1994 until March 2001. Reich & Tang Asset Management, Inc. was the general partner of Reich & Tang Asset Management, L.P. (the predecessor of Reich & Tang Asset Management, LLC). He also is Executive Vice President and Chief Financial Officer of CDCIAMNA and CDCIAMUSC. Mr. Ryland was Executive Vice President, Treasurer and Chief Financial Officer of Nvest Corporation and Nvest, L.P. from July 1993 to December 1996, and Executive Vice President and Chief Financial Officer of those two companies from December 1996 to October 2000. CDCIAMNA and CDCIAMUSC are located at 399 Boylston Street, Boston, MA 02116.

     Steven W. Duff has been a Member of Reich & Tang Asset Management, LLC since March 2001 and President and Chief Executive Officer of the Mutual Funds division since August 1994. Mr. Duff was a Director of Reich & Tang Asset Management, Inc. from October 1994 to March 2001. Reich & Tang Asset Management, Inc. was the general partner of Reich & Tang Asset Management, L.P. (the predecessor of Reich & Tang Asset Management, LLC). Mr. Duff is President and a Director/Trustee of 11 funds in the Reich & Tang Fund Complex, President of Back Bay Funds, Inc., Director of Pax World Money Market Fund, Inc., Executive Vice President of Delafield Fund, Inc. and President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc. These funds are all located at 600 Fifth Avenue, New York, NY 10020.

     Richard DeSanctis has been Treasurer of Reich & Tang Asset Management, LLC since July 1994, Executive Vice President since December 1999 and is also Treasurer of 14 funds in the Reich & Tang Fund Complex and Vice President and Treasurer of Cortland Trust, Inc. These funds are all located at 600 Fifth Avenue, New York, NY 10020.

     Rosanne Holtzer has been Vice President of the Mutual Funds division of Reich & Tang Asset Management, LLC since December 1997. Ms. Holtzer was formerly Manager of Fund Accounting for Reich & Tang Asset Management, LLC with which she has been associated from June 1986 and is also Assistant Treasurer of 14 other funds in the Reich & Tang Fund Complex. These funds are all located at 600 Fifth Avenue, New York, NY 10020.



Item 27. Principal Underwriters.


     (a) Reich & Tang Distributors, Inc., the Registrant's Distributor, is also distributor for Back Bay Funds, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Georgia Daily Municipal Income Fund,Inc., Institutional Daily Income Fund, New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Short Term Income Fund, Inc., and Tax Exempt Proceeds Fund, Inc.


     (b) The following are the directors and officers of Reich & Tang Distributors, Inc. The principal business address of Messrs. Voss and Ryland is 399 Boylston Street, Boston, Massachusetts 02116. For all other persons, the principal address is 600 Fifth Avenue, New York, New York 10020.

                           Positions and Offices           Positions and Offices
          Name             with the Distributor            with the Registrant
          ----             -----------------------         ---------------------


  Peter S. Voss            Director                         None
  G. Neal Ryland           Director                         None
  Richard E. Smith III     President and Director           None
  Steven W. Duff           Director                         Director
  Lorraine C. Hysler       Executive Vice President
                           and Secretary                    None
  Richard De Sanctis       Vice President and
                           Chief Financial Officer          Treasurer
  Richard I. Weiner        Vice President                   None
  Rosanne Holtzer          Vice President                   Assistant Treasurer


     (c)  Not applicable.

Item 28. Location of Accounts and Records.


     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained in the physical possession of Registrant at Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, New York 10020, the Registrant's Sub-Adviser; Reich & Tang Services, Inc., 600 Fifth Avenue, New York, New York 10020, the Registrant's transfer agent and dividend distributing agent; and at The Bank of New York, 100 Church Street, New York, New York 10286, the Registrant's custodian.

Item 29. Management Services.

Not applicable.

Item 30. Undertakings.

Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 31st day of May, 2001.


                                 PAX WORLD MONEY MARKET FUND, INC.




                                 By: /s/ Thomas W. Grant
                                     --------------------
                                     Thomas W. Grant, President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated below.

       Signature                          Title                Date


(1)    Principal Executive Officer:


       /s/ Thomas W. Grant
       --------------------------
       Thomas W. Grant                    President           May 31, 2001



(2)    Principal Financial and
       Accounting Officer

      /s/ Richard De Sanctis
      ----------------------------

       Richard De Sanctis                Treasurer           May 31, 2001


(3)    Majority of Directors


       /s/ Steven W. Duff
       --------------------------
       Steven W. Duff                     Director            May 31, 2001

       Dr. W. Giles Mellon*               Director
       Robert Straniere*                  Director
       Dr. Yung Wong*                     Director


       By: /s/ Steven W. Duff
       ----------------------

Steven W. Duff
Attorney-in-Fact *



-----------------------------

* Powers of attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-43587 on April 7, 1998, and incorporated by reference herein.

                                 EXHIBIT INDEX


     (a.1)Articles Supplementary of the Registrant.

     (b)  Amended and Restated By-Laws of the Registrant.

     (c)  Not applicable.

     (d.2)Sub-Advisory  Agreement between Pax World Management Corp. and Reich &
          Tang Asset Management L.P.

     (e) Distribution Agreement between the Registrant and Reich & Tang Distributors, Inc.

     (e.1)Distribution  Agreement  between  the  Registrant  and  Reich  &  Tang
          Distributors, Inc. (relating to the MMA Praxis Class)

     (f)  Not applicable.

     (g)  Custody Agreement between the Registrant and The Bank of New York.

     (h) Administrative Services Agreement between the Registrant and Reich & Tang Asset Management L.P.

     (h.1)Transfer  Agency  Agreement  between   Registrant  and  Reich  &  Tang
          Services, Inc.

     (i.1)Consent of Paul, Hastings, Janofsky & Walker LLP to the use of their name in the Registration Statement.

     (j)  Consent of Independent Accountants.

     (k) Audited Financial Statements for the Fiscal Year ended January 31, 2001 (filed with the Annual Report on Form N-30D on March 28, 2001, and incorporated herein by reference.)

     (m.2)Distribution  Agreement  between  the  Registrant  and  Reich  &  Tang
          Distributors, Inc. (see Exhibit (e) above).

     (m.3)Shareholder  Servicing Agreement (relating to Broker Service Class and
          Individual Investor Class only) between the Registrant and Reich & Tang Distributors, Inc.

     (m.4)Distribution   and  Service  Plan  (relating  the  MMA  Praxis  Class)
          pursuant to Rule 12b-1 under the Investment Company Act of 1940 (see Exhibit (e.1) above).

     (m.5)Distribution  Agreement (relating to the MMA Praxis Class) between the
          Registrant and Reich & Tang Distributors, Inc. (see Exhibit (e.1) above).

     (m.6)Shareholder Servicing Agreement (relating to the MMA Praxis Class) between the Registrant and Reich & Tang Distributors, Inc.

     (o)  Reserved.

     (p) There are no applicable Code of Ethics since the Registrant is a Money Market Fund.